UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

                           ROCHESTER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.5%

NEW YORK--81.5%
$        20,000   Albany County Airport Authority        5.125%   12/15/2019     12/15/2010 A   $       21,220
---------------------------------------------------------------------------------------------------------------
        785,000   Albany County Airport Authority        5.300    12/15/2009     12/15/2007 A          814,924
---------------------------------------------------------------------------------------------------------------
        160,000   Albany County Airport Authority        5.300    12/15/2015 1   12/15/2007 A          165,728
---------------------------------------------------------------------------------------------------------------
        735,000   Albany County Airport Authority        5.375    12/15/2017     12/15/2007 A          760,931
---------------------------------------------------------------------------------------------------------------
      2,350,000   Albany County Airport Authority        5.500    12/15/2019 1   12/15/2009 A        2,438,619
---------------------------------------------------------------------------------------------------------------
      1,500,000   Albany County IDA (Albany College
                  of Pharmacy)                           5.250    12/01/2019     12/01/2014 A        1,575,600
---------------------------------------------------------------------------------------------------------------
          5,000   Albany GO                              7.000    01/15/2010     01/01/2007 A            5,014
---------------------------------------------------------------------------------------------------------------
        250,000   Albany Hsg. Authority                  6.250    10/01/2012 1   10/01/2007 A          252,920
---------------------------------------------------------------------------------------------------------------
        100,000   Albany IDA (Albany Law School)         5.750    10/01/2030     10/01/2010 A          106,704
---------------------------------------------------------------------------------------------------------------
      5,335,000   Albany IDA (Charitable Leadership)     5.500    07/01/2011     07/13/2010 B        5,631,946
---------------------------------------------------------------------------------------------------------------
      8,810,000   Albany IDA (Charitable Leadership)     6.000    07/01/2019 1   07/01/2013 A        9,538,675
---------------------------------------------------------------------------------------------------------------
      2,660,000   Albany IDA (Daughters of Sarah
                  Nursing Home)                          5.250    10/20/2021     04/20/2014 A        2,862,027
---------------------------------------------------------------------------------------------------------------
      1,435,000   Albany IDA (H. Johnson Office Park)    4.750    03/01/2018     03/01/2008 C        1,438,559
---------------------------------------------------------------------------------------------------------------
        125,000   Albany IDA (University
                  Heights-Albany Law School)             6.750    12/01/2019 1   12/01/2009 A          136,611
---------------------------------------------------------------------------------------------------------------
      1,935,000   Albany Municipal Water Finance
                  Authority                              5.250    12/01/2017     06/01/2008 A        1,985,465
---------------------------------------------------------------------------------------------------------------
      2,915,000   Albany Municipal Water Finance
                  Authority                              5.250    12/01/2020     06/01/2008 A        2,991,023
---------------------------------------------------------------------------------------------------------------
      3,235,000   Albany Municipal Water Finance
                  Authority                              5.250    12/01/2022     06/01/2008 A        3,317,007
---------------------------------------------------------------------------------------------------------------
      2,590,000   Albany Municipal Water Finance
                  Authority                              5.250    12/01/2023     06/01/2008 A        2,655,657
---------------------------------------------------------------------------------------------------------------
      2,000,000   Albany Parking Authority 2             5.625    07/15/2020 1   07/15/2011 A        2,142,000
---------------------------------------------------------------------------------------------------------------
      1,000,000   Albany Parking Authority               5.625    07/15/2025 1   07/15/2011 A        1,066,960
---------------------------------------------------------------------------------------------------------------
        140,000   Allegany County IDA (Houghton
                  College)                               5.000    01/15/2010     01/15/2008 A          143,237
---------------------------------------------------------------------------------------------------------------
      4,380,000   Allegany County IDA (Houghton
                  College)                               5.250    01/15/2018     01/15/2008 A        4,472,725
---------------------------------------------------------------------------------------------------------------
      1,890,000   Amherst IDA (Daemen College)           5.750    10/01/2011     05/30/2009 B        1,980,266
---------------------------------------------------------------------------------------------------------------
        490,000   Amherst IDA (Faculty-Student Assoc.
                  of SUNY at Buffalo)                    5.750    04/01/2016     04/01/2012 A          528,107
---------------------------------------------------------------------------------------------------------------
        420,000   Amherst IDA (Faculty-Student
                  Assoc. of SUNY at Buffalo)             5.750    04/01/2017 1   04/01/2012 A          451,811
---------------------------------------------------------------------------------------------------------------
         50,000   Arlington Central School District      5.000    12/15/2015     12/15/2009 A           52,311
---------------------------------------------------------------------------------------------------------------
         10,000   Arlington Central School District      5.625    05/15/2022     05/15/2007 A           10,539
---------------------------------------------------------------------------------------------------------------
      6,940,000   Babylon IDA (WSNCHS East, Inc.)        6.500    08/01/2019 1   08/01/2010 A        7,524,140
---------------------------------------------------------------------------------------------------------------
        110,000   Batavia GO                             5.000    11/01/2015     11/01/2015            116,819
---------------------------------------------------------------------------------------------------------------
        110,000   Batavia GO                             5.000    11/01/2016     11/01/2015 A          116,222
---------------------------------------------------------------------------------------------------------------
        110,000   Batavia GO                             5.000    11/01/2017     11/01/2015 A          115,721
---------------------------------------------------------------------------------------------------------------
        110,000   Batavia GO                             5.000    11/01/2018     11/01/2015 A          115,611
---------------------------------------------------------------------------------------------------------------
        110,000   Batavia GO                             5.000    11/01/2019     11/01/2015 A          115,190
---------------------------------------------------------------------------------------------------------------
        110,000   Batavia GO                             5.000    11/01/2020     11/01/2015 A          114,854
---------------------------------------------------------------------------------------------------------------


                    1 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     6,000,000   Battery Park City Authority,
                  Series A                               5.250%   11/01/2022     11/01/2013 A   $    6,520,440
---------------------------------------------------------------------------------------------------------------
        500,000   Bethlehem Water System                 5.500    03/01/2022     03/01/2013 A          539,740
---------------------------------------------------------------------------------------------------------------
        245,000   Blauvelt Volunteer Fire Company        6.000    10/15/2008     10/02/2007 B          249,704
---------------------------------------------------------------------------------------------------------------
        730,000   Brookhaven IDA (Alternatives for
                  Children)                              7.000    02/01/2013     12/06/2009 B          758,879
---------------------------------------------------------------------------------------------------------------
      1,275,000   Brookhaven IDA (Dowling College)       6.500    11/01/2012     11/01/2012          1,336,442
---------------------------------------------------------------------------------------------------------------
        375,000   Brookhaven IDA (Stony Brook
                  Foundation)                            5.750    11/01/2008     10/27/2007 B          381,533
---------------------------------------------------------------------------------------------------------------
        645,000   Broome County COP                      5.250    04/01/2022 1   04/01/2007 A          645,839
---------------------------------------------------------------------------------------------------------------
         10,000   Broome County GO                       5.400    04/15/2011     04/15/2007 A           10,196
---------------------------------------------------------------------------------------------------------------
      1,100,000   Bushnell Basin Fire Assoc.
                  (Volunteer Fire Dept.)                 5.250    11/01/2015     08/14/2013 B        1,116,951
---------------------------------------------------------------------------------------------------------------
        375,000   Capital District Youth Center          6.000    02/01/2017     02/01/2007 A          384,814
---------------------------------------------------------------------------------------------------------------
      1,350,000   Carnegie Redevel. Corp. 3              6.500    09/01/2011     05/17/2009 B        1,353,119
---------------------------------------------------------------------------------------------------------------
        320,000   Cattaraugus County IDA (Olean
                  General Hospital)                      5.250    08/01/2023     08/01/2010 A          331,264
---------------------------------------------------------------------------------------------------------------
      1,450,000   Chautauqua County Tobacco Asset
                  Securitization Corp.                   6.000    07/01/2012     09/08/2009 D        1,552,109
---------------------------------------------------------------------------------------------------------------
      1,075,000   Chautauqua County Tobacco Asset
                  Securitization Corp.                   6.250    07/01/2016     07/01/2010 A        1,146,810
---------------------------------------------------------------------------------------------------------------
      3,745,000   Chautauqua County Tobacco Asset
                  Securitization Corp.                   6.500    07/01/2024     07/01/2010 A        4,000,372
---------------------------------------------------------------------------------------------------------------
     18,160,000   Chautauqua County Tobacco Asset
                  Securitization Corp.                   6.750    07/01/2040     07/01/2010 A       19,520,366
---------------------------------------------------------------------------------------------------------------
      2,455,000   Clarence IDA (Bristol Village)         6.000    01/20/2044     01/20/2013 A        2,724,412
---------------------------------------------------------------------------------------------------------------
        100,000   Clifton Park GO                        5.100    02/01/2011     02/01/2007 A          100,122
---------------------------------------------------------------------------------------------------------------
         45,000   Clifton Park Water Authority           5.000    10/01/2029     10/01/2009 A           46,436
---------------------------------------------------------------------------------------------------------------
      4,195,000   Cortland County IDA (Cortland
                  Memorial Hospital)                     5.625    07/01/2024 1   07/01/2012 A        4,549,603
---------------------------------------------------------------------------------------------------------------
          5,000   Deerfield GO                           5.250    06/15/2008     06/15/2008              5,093
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.250    06/15/2009     06/15/2009             10,273
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.250    06/15/2010     06/15/2010             10,352
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.250    06/15/2011     06/15/2011             10,414
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.250    06/15/2012     06/15/2012             10,481
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.250    06/15/2013     06/15/2013             10,530
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.500    06/15/2014     06/15/2014             10,723
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.500    06/15/2015     06/15/2015             10,781
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.500    06/15/2016     06/15/2016             10,861
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.500    06/15/2017     06/15/2016 A           10,825
---------------------------------------------------------------------------------------------------------------
         10,000   Deerfield GO                           5.500    06/15/2018     06/15/2016 A           10,808
---------------------------------------------------------------------------------------------------------------
         15,000   Deerfield GO                           5.500    06/15/2019     06/15/2016 A           16,150
---------------------------------------------------------------------------------------------------------------
         15,000   Deerfield GO                           5.500    06/15/2020     06/15/2016 A           16,089
---------------------------------------------------------------------------------------------------------------
      1,750,000   Dutchess County IDA (Bard College)     5.375    06/01/2027     06/01/2007 A        1,805,825
---------------------------------------------------------------------------------------------------------------
        295,000   Dutchess County IDA (Bard College)     5.500    08/01/2020     08/01/2010 A          312,850
---------------------------------------------------------------------------------------------------------------
      1,000,000   Dutchess County IDA (Bard College)     7.000    11/01/2017 1   05/01/2007 A        1,002,700
---------------------------------------------------------------------------------------------------------------
      5,205,000   Dutchess County IDA (Marist
                  College)                               5.150    07/01/2017     07/01/2013 A        5,495,075
---------------------------------------------------------------------------------------------------------------


                    2 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     2,525,000   Dutchess County IDA (Vassar
                  Brothers Hospital)                     6.500%   04/01/2020 1   04/01/2010 A   $    2,709,956
---------------------------------------------------------------------------------------------------------------
         25,000   East Hampton Town GO                   5.000    04/15/2018     04/15/2008 A           25,763
---------------------------------------------------------------------------------------------------------------
        515,000   East Rochester Hsg. Authority
                  (Gates Senior Hsg.)                    5.200    04/20/2021     10/20/2013 A          529,461
---------------------------------------------------------------------------------------------------------------
      2,800,000   East Rochester Hsg. Authority
                  (Rochester St. Mary's Residence
                  Facility)                              5.375    12/20/2022 1   12/20/2015 A        3,031,140
---------------------------------------------------------------------------------------------------------------
        730,000   East Rochester Hsg. Authority
                  (St. John's Meadows)                   5.750    08/01/2037 1   08/01/2007 A          756,988
---------------------------------------------------------------------------------------------------------------
        210,000   East Syracuse Hsg. Authority
                  (Bennett Manor Associates)             6.700    04/01/2021     04/01/2010 A          226,636
---------------------------------------------------------------------------------------------------------------
        415,000   Elmira GO                              5.000    10/01/2015     10/01/2015            436,186
---------------------------------------------------------------------------------------------------------------
        440,000   Elmira GO                              5.000    10/01/2016     10/01/2016            463,184
---------------------------------------------------------------------------------------------------------------
        460,000   Elmira GO                              5.000    10/01/2017     10/01/2017            482,715
---------------------------------------------------------------------------------------------------------------
        485,000   Elmira GO                              5.000    10/01/2018     10/01/2017 A          505,753
---------------------------------------------------------------------------------------------------------------
        505,000   Elmira GO                              5.000    10/01/2019     10/01/2017 A          525,781
---------------------------------------------------------------------------------------------------------------
      1,300,000   Erie County IDA (Buffalo City
                  School District)                       5.750    05/01/2025     05/01/2014 A        1,467,544
---------------------------------------------------------------------------------------------------------------
      6,500,000   Erie County IDA (Buffalo City
                  School District)                       5.750    05/01/2026     05/01/2014 A        7,337,720
---------------------------------------------------------------------------------------------------------------
      1,730,000   Erie County IDA (Medaille College)     6.875    10/01/2013     11/04/2010 B        1,804,200
---------------------------------------------------------------------------------------------------------------
        460,000   Erie County IDA (Medaille College)     7.250    11/01/2010     12/22/2008 B          477,089
---------------------------------------------------------------------------------------------------------------
     29,615,000   Erie County Tobacco Asset
                  Securitization Corp.                   5.000    06/01/2031     06/01/2015 A       30,039,679
---------------------------------------------------------------------------------------------------------------
      9,750,000   Erie County Tobacco Asset
                  Securitization Corp.                   5.000    06/01/2038     06/01/2015 A        9,869,145
---------------------------------------------------------------------------------------------------------------
      1,635,000   Erie County Tobacco Asset
                  Securitization Corp.                   5.750    07/15/2013     07/15/2010 E        1,774,220
---------------------------------------------------------------------------------------------------------------
      7,595,000   Erie County Tobacco Asset
                  Securitization Corp.                   6.000    07/15/2020     07/15/2010 E        8,305,664
---------------------------------------------------------------------------------------------------------------
        690,000   Essex County IDA (North Country
                  Community College Foundation)          4.600    06/01/2015     12/25/2013 B          684,363
---------------------------------------------------------------------------------------------------------------
        540,000   Franklin County IDA (North Country
                  Community College Foundation)          4.600    06/01/2015     12/24/2013 B          535,588
---------------------------------------------------------------------------------------------------------------
      1,000,000   Grand Central BID (Grand Central
                  District Management)                   5.000    01/01/2021     01/01/2014 A        1,054,320
---------------------------------------------------------------------------------------------------------------
        500,000   Grand Central BID (Grand Central
                  District Management)                   5.000    01/01/2022     01/01/2014 A          526,200
---------------------------------------------------------------------------------------------------------------
        500,000   Hamilton County IDA (Adirondack
                  Historical Assoc.)                     5.250    11/01/2018     11/01/2008 A          519,595
---------------------------------------------------------------------------------------------------------------
        500,000   Hempstead GO                           5.000    07/01/2018     07/01/2014 A          517,505
---------------------------------------------------------------------------------------------------------------
      1,195,000   Hempstead GO                           5.000    07/01/2019     07/01/2014 A        1,233,670
---------------------------------------------------------------------------------------------------------------
      1,635,000   Hempstead GO                           5.250    07/01/2023     07/01/2014 A        1,714,412
---------------------------------------------------------------------------------------------------------------
      1,730,000   Hempstead GO                           5.250    07/01/2024     07/01/2014 A        1,811,725
---------------------------------------------------------------------------------------------------------------
      1,700,000   Hempstead IDA (Adelphi University)     5.750    06/01/2022 1   06/01/2012 A        1,861,721
---------------------------------------------------------------------------------------------------------------
      1,350,000   Hempstead IDA (Hofstra
                  University) 2                          5.800    07/01/2015     01/01/2007 A        1,383,872
---------------------------------------------------------------------------------------------------------------


                    3 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     1,300,000   Herkimer County IDA (Burrows
                  Paper) 2                               8.000%   01/01/2009     01/16/2008 B   $    1,295,060
---------------------------------------------------------------------------------------------------------------
        585,000   Herkimer County IDA (Herkimer
                  County College Foundation)             5.850    11/01/2010     12/11/2008 B          608,523
---------------------------------------------------------------------------------------------------------------
      1,500,000   Herkimer Hsg. Authority 2              7.150    03/01/2011     03/01/2007 A        1,503,285
---------------------------------------------------------------------------------------------------------------
        125,000   Hudson IDA (Have, Inc.)                7.125    12/01/2007     03/21/2007 B          124,759
---------------------------------------------------------------------------------------------------------------
        375,000   Hudson IDA (Hudson Fabrics)            6.000    11/01/2012     11/27/2009 B          382,628
---------------------------------------------------------------------------------------------------------------
         25,000   Islip Res Rec, Series D                6.500    07/01/2009     01/01/2007 A           25,194
---------------------------------------------------------------------------------------------------------------
      2,990,000   Islip Res Rec, Series E                5.625    07/01/2017     07/01/2014 A        3,288,701
---------------------------------------------------------------------------------------------------------------
      1,175,000   Islip Res Rec, Series E                5.750    07/01/2019     07/01/2014 A        1,298,810
---------------------------------------------------------------------------------------------------------------
        250,000   Jamestown GO                           5.000    08/01/2024     08/01/2014 A          261,443
---------------------------------------------------------------------------------------------------------------
        250,000   Jamestown GO                           5.000    08/01/2025     08/01/2014 A          261,105
---------------------------------------------------------------------------------------------------------------
      1,955,000   Jamestown Hsg. Authority               6.125    07/01/2010     08/27/2008 B        1,930,993
---------------------------------------------------------------------------------------------------------------
      1,000,000   Kenmore Hsg. Authority (SUNY at
                  Buffalo)                               5.500    08/01/2024     08/01/2011 A        1,055,610
---------------------------------------------------------------------------------------------------------------
     11,015,000   L.I. Power Authority, Series A         5.000    12/01/2018     06/01/2008 A       11,392,704
---------------------------------------------------------------------------------------------------------------
     32,305,000   L.I. Power Authority, Series A         5.125    12/01/2022 1   06/01/2008 A       33,477,672
---------------------------------------------------------------------------------------------------------------
      2,210,000   Livingston County IDA (Nicholas
                  H. Noyes Memorial Hospital)            5.875    07/01/2022     07/01/2010 A        2,289,803
---------------------------------------------------------------------------------------------------------------
      1,010,000   Livingston County IDA (Nicholas
                  H. Noyes Memorial Hospital)            6.000    07/01/2030     07/01/2010 A        1,047,249
---------------------------------------------------------------------------------------------------------------
         75,000   Lowville GO                            7.200    09/15/2007     09/15/2007             77,392
---------------------------------------------------------------------------------------------------------------
        235,000   Madison County IDA (Morrisville
                  Auxillary Service Corp.)               6.750    07/01/2007     07/01/2007            237,768
---------------------------------------------------------------------------------------------------------------
      2,065,000   Madison County IDA (Morrisville
                  State College Foundation)              5.000    06/01/2022     06/01/2016 A        2,209,488
---------------------------------------------------------------------------------------------------------------
      2,260,000   Madison County IDA (Oneida
                  Healthcare Center)                     5.500    02/01/2016     02/01/2011 A        2,408,324
---------------------------------------------------------------------------------------------------------------
        140,000   Medina Hsg. Corp.                      8.250    08/15/2011 1   02/15/2007 A          140,298
---------------------------------------------------------------------------------------------------------------
        215,000   Middletown IDA (Southwinds
                  Retirement Home)                       5.875    03/01/2007     03/01/2007            215,080
---------------------------------------------------------------------------------------------------------------
      4,205,000   Monroe County COP                      8.050    01/01/2011 1   01/01/2007 A        4,244,443
---------------------------------------------------------------------------------------------------------------
         50,000   Monroe County GO                       5.000    06/01/2017     06/01/2007 A           50,798
---------------------------------------------------------------------------------------------------------------
        100,000   Monroe County GO                       5.350    03/01/2012     03/01/2007 A          101,537
---------------------------------------------------------------------------------------------------------------
         40,000   Monroe County GO                       6.100    03/01/2008     03/01/2007 A           40,081
---------------------------------------------------------------------------------------------------------------
        575,000   Monroe County IDA (Canal Ponds)        7.000    06/15/2013 1   12/15/2006 A          601,772
---------------------------------------------------------------------------------------------------------------
        215,000   Monroe County IDA (Dayton Rogers
                  Manufacturing)                         5.850    12/01/2006     12/01/2006            214,686
---------------------------------------------------------------------------------------------------------------
      1,285,000   Monroe County IDA (DePaul Community
                  Facilities)                            6.500    02/01/2024 1   02/01/2007 A        1,296,796
---------------------------------------------------------------------------------------------------------------
        210,000   Monroe County IDA (DePaul
                  Properties)                            5.900    09/01/2007     03/09/2007 B          208,946
---------------------------------------------------------------------------------------------------------------
         75,000   Monroe County IDA (Nazareth College
                  of Rochester)                          5.250    10/01/2021     10/01/2011 A           80,874
---------------------------------------------------------------------------------------------------------------
      1,475,000   Monroe County IDA (Parma Senior
                  Hsg. Assoc.)                           6.500    12/01/2010     06/01/2007 A        1,476,505
---------------------------------------------------------------------------------------------------------------
        285,000   Monroe County IDA (Piano Works)        6.625    11/01/2006     11/01/2006            285,068
---------------------------------------------------------------------------------------------------------------


                    4 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        25,000   Monroe County IDA (Rochester
                  Institute of Technology)               5.000%   04/01/2010     04/01/2010     $       25,365
---------------------------------------------------------------------------------------------------------------
        365,000   Monroe County IDA (Summit at
                  Brighton)                              5.000    07/01/2016     07/01/2011 A          366,427
---------------------------------------------------------------------------------------------------------------
      2,235,000   Monroe County IDA (West End
                  Business Center)                       5.125    12/01/2014     05/29/2011 B        2,262,200
---------------------------------------------------------------------------------------------------------------
     15,415,000   Monroe County Tobacco Asset
                  Securitization Corp. (TASC)            6.150    06/01/2025     07/03/2009 D       16,600,259
---------------------------------------------------------------------------------------------------------------
         60,000   Monroe County Water Authority          5.250    08/01/2011     02/01/2007 A           60,079
---------------------------------------------------------------------------------------------------------------
        285,000   Monroe Newpower Corp.                  4.500    01/01/2011     10/01/2010 B          287,012
---------------------------------------------------------------------------------------------------------------
        155,000   Monroe Newpower Corp.                  4.700    01/01/2012     10/01/2011 B          157,478
---------------------------------------------------------------------------------------------------------------
        410,000   Monroe Newpower Corp.                  4.800    01/01/2013     10/01/2012 B          418,745
---------------------------------------------------------------------------------------------------------------
      7,800,000   Monroe Newpower Corp.                  6.375    01/01/2024     07/01/2009 A        8,280,948
---------------------------------------------------------------------------------------------------------------
        280,000   Mount Vernon IDA (Kings Court)         5.125    12/01/2023     12/01/2015 A          289,293
---------------------------------------------------------------------------------------------------------------
        975,000   Mount Vernon IDA (Macedonia Towers)    5.125    12/01/2023     12/01/2015 A        1,007,360
---------------------------------------------------------------------------------------------------------------
        285,000   Mount Vernon IDA (Meadowview)          6.000    06/01/2009     12/28/2007 B          291,165
---------------------------------------------------------------------------------------------------------------
      5,275,000   Mount Vernon IDA (Section 8),
                  Series A                               5.250    12/01/2014 1   06/01/2008 A        5,465,744
---------------------------------------------------------------------------------------------------------------
         30,000   MTA Commuter Facilities (Grand
                  Central Terminal)                      5.500    07/01/2012     01/01/2007 E           30,049
---------------------------------------------------------------------------------------------------------------
         25,000   MTA Commuter Facilities, Series 7      5.625    07/01/2016 1   01/01/2007 E           25,252
---------------------------------------------------------------------------------------------------------------
         10,000   MTA Commuter Facilities, Series B      5.000    07/01/2017     07/01/2009 E           10,304
---------------------------------------------------------------------------------------------------------------
         80,000   MTA Commuter Facilities, Series B      5.125    07/01/2024     07/01/2007 A           82,454
---------------------------------------------------------------------------------------------------------------
          5,000   MTA Commuter Facilities, Series D      5.000    07/01/2016     07/01/2007 E            5,100
---------------------------------------------------------------------------------------------------------------
        100,000   MTA Service Contract, Series 3         7.375    07/01/2008     07/18/2007 B          104,325
---------------------------------------------------------------------------------------------------------------
      8,500,000   MTA Service Contract, Series A         5.125    01/01/2024     07/01/2012 A        9,049,695
---------------------------------------------------------------------------------------------------------------
     15,350,000   MTA Service Contract, Series A         5.750    07/01/2031     07/01/2012 A       16,875,023
---------------------------------------------------------------------------------------------------------------
     16,710,000   MTA, Series A                          5.000    11/15/2026     11/15/2016 A       17,753,205
---------------------------------------------------------------------------------------------------------------
      4,100,000   MTA, Series A                          5.125    11/15/2031     11/15/2012 A        4,327,755
---------------------------------------------------------------------------------------------------------------
     11,075,000   MTA, Series A                          5.500    11/15/2026     11/15/2012 A       12,063,555
---------------------------------------------------------------------------------------------------------------
     25,000,000   MTA, Series A                          5.750    11/15/2032     11/15/2012 A       27,483,750
---------------------------------------------------------------------------------------------------------------
         55,000   MTA, Series B                          5.000    07/01/2020 1   07/01/2007 A           56,664
---------------------------------------------------------------------------------------------------------------
      2,000,000   MTA, Series B-2                        5.000    07/01/2017     07/01/2007 A        2,060,800
---------------------------------------------------------------------------------------------------------------
         50,000   MTA, Series E                          5.500    11/15/2021     11/15/2012 A           54,993
---------------------------------------------------------------------------------------------------------------
         50,000   Municipal Assistance Corp. for Troy    5.000    01/15/2016     01/15/2007 A           50,936
---------------------------------------------------------------------------------------------------------------
        300,000   Nassau County Bridge Authority         5.250    10/01/2026     10/01/2007 A          310,392
---------------------------------------------------------------------------------------------------------------
        680,000   Nassau County IDA (ACDS)               6.000    12/01/2019     12/02/2016 A          699,754
---------------------------------------------------------------------------------------------------------------
        505,000   Nassau County IDA (ALIA-ACDS)          7.000    10/01/2016     11/01/2011 A          544,885
---------------------------------------------------------------------------------------------------------------
        830,000   Nassau County IDA (ALIA-ACLD)          5.750    09/01/2011     09/03/2009 B          852,427
---------------------------------------------------------------------------------------------------------------
        755,000   Nassau County IDA (ALIA-CMA)           7.000    10/01/2016     11/01/2011 A          814,630
---------------------------------------------------------------------------------------------------------------
        580,000   Nassau County IDA (ALIA-CRR)           7.000    10/01/2016     11/01/2011 A          625,808
---------------------------------------------------------------------------------------------------------------
        130,000   Nassau County IDA (ALIA-FREE)          7.000    10/01/2016     11/01/2011 A          140,267
---------------------------------------------------------------------------------------------------------------
        530,000   Nassau County IDA (ALIA-HKSB)          7.000    10/01/2016     11/01/2011 A          571,859
---------------------------------------------------------------------------------------------------------------
      1,985,000   Nassau County IDA (CSMR)               6.000    12/01/2019     12/03/2016 A        2,042,664
---------------------------------------------------------------------------------------------------------------


                    5 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       320,000   Nassau County IDA (Engel Burman
                  Senior Hsg.)                           6.750%   05/01/2017     05/07/2013 B   $      332,730
---------------------------------------------------------------------------------------------------------------
        215,000   Nassau County IDA (Engel Burman
                  Senior Hsg.)                           6.750    05/01/2017     05/07/2013 B          223,553
---------------------------------------------------------------------------------------------------------------
        370,000   Nassau County IDA (Engel Burman
                  Senior Hsg.)                           6.750    05/01/2017     11/01/2011 A          384,719
---------------------------------------------------------------------------------------------------------------
        395,000   Nassau County IDA (Engel Burman
                  Senior Hsg.)                           6.750    05/01/2017     11/01/2011 A          410,713
---------------------------------------------------------------------------------------------------------------
        570,000   Nassau County IDA (Engel Burman
                  Senior Hsg.)                           6.750    05/01/2017     11/01/2011 A          592,675
---------------------------------------------------------------------------------------------------------------
        845,000   Nassau County IDA (Epilepsy
                  Foundation of Long Island)             6.000    12/01/2019     12/05/2016 A          869,733
---------------------------------------------------------------------------------------------------------------
        155,000   Nassau County IDA (North Shore
                  CFGA)                                  5.750    05/01/2008     05/17/2007 B          157,189
---------------------------------------------------------------------------------------------------------------
        445,000   Nassau County IDA (United Cerebral
                  Palsy)                                 5.750    11/01/2007     03/15/2007 B          447,189
---------------------------------------------------------------------------------------------------------------
      1,495,000   Nassau County IDA (United Cerebral
                  Palsy)                                 5.750    11/01/2009     05/06/2008 B        1,495,628
---------------------------------------------------------------------------------------------------------------
        545,000   Nassau County IDA (WORCA)              6.000    12/01/2019     12/01/2016 A          563,955
---------------------------------------------------------------------------------------------------------------
        150,000   Nassau County IDA, Series C            6.000    12/01/2019     12/04/2016 A          154,391
---------------------------------------------------------------------------------------------------------------
        640,000   Nassau County Interim Finance
                  Authority 2                            5.125    11/15/2021     05/15/2007 A          647,629
---------------------------------------------------------------------------------------------------------------
         45,000   Nassau County Interim Finance
                  Authority                              5.375    11/15/2012     05/15/2007 A           45,545
---------------------------------------------------------------------------------------------------------------
         35,000   Nassau County Interim Finance
                  Authority                              5.375    11/15/2013     05/15/2007 A           35,422
---------------------------------------------------------------------------------------------------------------
     21,000,000   Nassau County Tobacco Settlement
                  Corp.                                  0.000 4  06/01/2026     12/03/2015 B       18,910,080
---------------------------------------------------------------------------------------------------------------
      3,115,000   Nassau County Tobacco Settlement
                  Corp.                                  5.700    07/15/2015     07/15/2007 F        3,320,154
---------------------------------------------------------------------------------------------------------------
        590,000   Nassau County Tobacco Settlement
                  Corp.                                  5.750    07/15/2016     07/15/2007 F          629,636
---------------------------------------------------------------------------------------------------------------
      3,550,000   Nassau County Tobacco Settlement
                  Corp.                                  5.875    07/15/2016     07/15/2008 F        3,799,707
---------------------------------------------------------------------------------------------------------------
        725,000   Nassau County Tobacco Settlement
                  Corp.                                  6.000    07/15/2017     07/15/2009 F          778,280
---------------------------------------------------------------------------------------------------------------
         25,000   Nassau County Tobacco Settlement
                  Corp.                                  6.000    07/15/2018     07/15/2009 A           26,837
---------------------------------------------------------------------------------------------------------------
      5,440,000   Nassau County Tobacco Settlement
                  Corp.                                  6.125    07/15/2018     07/15/2009 A        5,857,738
---------------------------------------------------------------------------------------------------------------
        125,000   Nassau County Tobacco Settlement
                  Corp.                                  6.200    07/15/2018     07/15/2009 A          134,846
---------------------------------------------------------------------------------------------------------------
      2,215,000   Nassau County Tobacco Settlement
                  Corp.                                  6.250    07/15/2019 1   07/15/2009 A        2,392,399
---------------------------------------------------------------------------------------------------------------
      4,530,000   Nassau County Tobacco Settlement
                  Corp.                                  6.250    07/15/2019     07/15/2009 A        4,892,808
---------------------------------------------------------------------------------------------------------------
      3,620,000   Nassau County Tobacco Settlement
                  Corp.                                  6.250    07/15/2020     07/15/2009 A        3,909,926
---------------------------------------------------------------------------------------------------------------
      4,125,000   Nassau County Tobacco Settlement
                  Corp.                                  6.250    07/15/2020 1   07/15/2009 A        4,455,371
---------------------------------------------------------------------------------------------------------------


                    6 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     2,255,000   Nassau County Tobacco Settlement
                  Corp.                                  6.250%   07/15/2021     07/15/2009 A   $    2,435,603
---------------------------------------------------------------------------------------------------------------
      4,925,000   Nassau County Tobacco Settlement
                  Corp.                                  6.300    07/15/2021     07/15/2009 A        5,325,649
---------------------------------------------------------------------------------------------------------------
      1,320,000   Nassau County Tobacco Settlement
                  Corp.                                  6.300    07/15/2022     07/15/2009 A        1,427,382
---------------------------------------------------------------------------------------------------------------
     18,175,000   Nassau County Tobacco Settlement
                  Corp.                                  6.400    07/15/2033     07/15/2009 A       19,699,337
---------------------------------------------------------------------------------------------------------------
     15,050,000   Nassau County Tobacco Settlement
                  Corp.                                  6.500    07/15/2027     07/15/2009 A       16,350,320
---------------------------------------------------------------------------------------------------------------
      5,000,000   Nassau County Tobacco Settlement
                  Corp.                                  6.600    07/15/2039     07/15/2009 A        5,445,200
---------------------------------------------------------------------------------------------------------------
        315,000   Nassau IDA (EBS North Hills LLC)       7.000    11/01/2013     09/28/2010 B          331,673
---------------------------------------------------------------------------------------------------------------
        150,000   Nassau IDA (EBS North Hills LLC)       7.000    11/01/2013     06/28/2010 B          157,940
---------------------------------------------------------------------------------------------------------------
        190,000   Nassau IDA (EBS North Hills LLC)       7.000    11/01/2013     06/28/2010 B          200,057
---------------------------------------------------------------------------------------------------------------
        275,000   Nassau IDA (EBS North Hills LLC)       7.000    11/01/2013     06/28/2010 B          289,622
---------------------------------------------------------------------------------------------------------------
        205,000   Nassau IDA (EBS North Hills LLC)       7.000    11/01/2013     09/28/2010 B          215,851
---------------------------------------------------------------------------------------------------------------
        205,000   Nassau IDA (EBS North Hills LLC)       7.000    11/01/2013     06/28/2010 B          215,851
---------------------------------------------------------------------------------------------------------------
         50,000   New Hartford-Sunset Wood Funding
                  Corp.                                  5.950    08/01/2027     08/01/2007 A           51,520
---------------------------------------------------------------------------------------------------------------
      1,290,000   New Rochelle IDA (College of New
                  Rochelle)                              5.500    07/01/2019     07/01/2009 A        1,354,913
---------------------------------------------------------------------------------------------------------------
        300,000   New Rochelle Municipal Hsg.
                  Authority, Series A                    5.000    12/01/2008     09/20/2007 B          304,287
---------------------------------------------------------------------------------------------------------------
         85,000   New Rochelle Municipal Hsg.
                  Authority, Series B                    6.500    12/01/2014     12/01/2008 E           91,444
---------------------------------------------------------------------------------------------------------------
      1,465,000   Newark-Wayne Community Hospital        7.600    09/01/2015     03/01/2007 A        1,466,670
---------------------------------------------------------------------------------------------------------------
         10,000   Newburgh GO                            7.600    04/01/2008     04/01/2007 A           10,200
---------------------------------------------------------------------------------------------------------------
      1,380,000   Newburgh IDA (Bourne & Kenney
                  Redevel. Company)                      5.650    08/01/2020 1   08/01/2009 A        1,438,153
---------------------------------------------------------------------------------------------------------------
        150,000   Niagara County IDA (American
                  Ref-Fuel Company)                      5.550    11/15/2024     11/15/2011 A          156,752
---------------------------------------------------------------------------------------------------------------
     13,725,000   Niagara County IDA (Niagara Falls
                  Memorial Medical Center)               5.500    11/01/2035     12/28/2007 C       14,033,126
---------------------------------------------------------------------------------------------------------------
      5,000,000   Niagara County IDA (Solid Waste
                  Disposal)                              5.450    11/15/2025     11/15/2012 A        5,236,650
---------------------------------------------------------------------------------------------------------------
      7,210,000   Niagara County IDA (Solid Waste
                  Disposal)                              5.550    11/15/2024     11/15/2011 A        7,617,005
---------------------------------------------------------------------------------------------------------------
      9,850,000   Niagara County IDA (Solid Waste
                  Disposal)                              5.625    11/15/2024     11/15/2012 A       10,369,785
---------------------------------------------------------------------------------------------------------------
        170,000   Niagara County Tobacco Asset
                  Securitization Corp.                   5.375    05/15/2018     05/15/2009 F          175,942
---------------------------------------------------------------------------------------------------------------
        175,000   Niagara County Tobacco Asset
                  Securitization Corp.                   5.500    05/15/2019     05/15/2011 A          181,650
---------------------------------------------------------------------------------------------------------------
         90,000   Niagara County Tobacco Asset
                  Securitization Corp.                   5.500    05/15/2020     05/15/2011 A           93,336
---------------------------------------------------------------------------------------------------------------
      1,175,000   Niagara County Tobacco Asset
                  Securitization Corp.                   5.875    05/15/2022     05/15/2011 A        1,233,022
---------------------------------------------------------------------------------------------------------------


                    7 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       845,000   Niagara County Tobacco Asset
                  Securitization Corp.                   6.250%   05/15/2034     11/15/2010 A   $      894,433
---------------------------------------------------------------------------------------------------------------
        870,000   Niagara County Tobacco Asset
                  Securitization Corp.                   6.250    05/15/2040     05/15/2010 A          920,895
---------------------------------------------------------------------------------------------------------------
     11,995,000   Niagara County Tobacco Asset
                  Securitization Corp.                   6.750    05/15/2029 1   05/15/2010 A       12,915,256
---------------------------------------------------------------------------------------------------------------
         10,000   Niagara Falls HDC (Niagara Towers)     5.150    10/01/2010     10/01/2008 A           10,214
---------------------------------------------------------------------------------------------------------------
      1,000,000   Niagara Falls Public Water
                  Authority                              5.500    07/15/2034     07/15/2015 A        1,106,240
---------------------------------------------------------------------------------------------------------------
      5,360,000   Niagara Frontier Transportation
                  Authority (Buffalo Niagara
                  International Airport)                 5.625    04/01/2029 1   04/01/2009 A        5,630,358
---------------------------------------------------------------------------------------------------------------
        210,000   Niagara Frontier Transportation
                  Authority (Buffalo Niagara
                  International Airport)                 5.750    04/01/2019     04/01/2009 A          221,997
---------------------------------------------------------------------------------------------------------------
        610,000   North Babylon Volunteer Fire
                  Company                                5.750    08/01/2022     08/01/2007 A          637,895
---------------------------------------------------------------------------------------------------------------
         25,000   North Elba GO                          5.400    06/01/2009     12/01/2006 A           25,076
---------------------------------------------------------------------------------------------------------------
        935,000   NY Counties Tobacco Trust I            5.800    06/01/2023     05/08/2007 D        1,017,794
---------------------------------------------------------------------------------------------------------------
        225,000   NY Counties Tobacco Trust I            5.800    06/01/2023     05/08/2007 D          230,630
---------------------------------------------------------------------------------------------------------------
      9,625,000   NY Counties Tobacco Trust I            6.300    06/01/2019 1   06/01/2010 E       10,638,416
---------------------------------------------------------------------------------------------------------------
      4,670,000   NY Counties Tobacco Trust I            6.300    06/01/2019 1   06/01/2010 A        4,986,019
---------------------------------------------------------------------------------------------------------------
      8,650,000   NY Counties Tobacco Trust I            6.500    06/01/2035     06/01/2010 E        9,617,330
---------------------------------------------------------------------------------------------------------------
      4,170,000   NY Counties Tobacco Trust I            6.500    06/01/2035     06/01/2010 A        4,450,933
---------------------------------------------------------------------------------------------------------------
      3,295,000   NY Counties Tobacco Trust I            6.625    06/01/2042 1   06/01/2010 A        3,542,224
---------------------------------------------------------------------------------------------------------------
     23,755,000   NY Counties Tobacco Trust II (TASC)    5.250    06/01/2025     11/17/2010 D       24,314,193
---------------------------------------------------------------------------------------------------------------
        150,000   NY Counties Tobacco Trust II (TASC)    5.500    06/01/2011     06/01/2011            159,756
---------------------------------------------------------------------------------------------------------------
        595,000   NY Counties Tobacco Trust II (TASC)    5.625    06/01/2035     06/01/2012 A          616,390
---------------------------------------------------------------------------------------------------------------
      1,055,000   NY Counties Tobacco Trust II (TASC)    5.750    06/01/2013     06/01/2011 A        1,130,485
---------------------------------------------------------------------------------------------------------------
      1,925,000   NY Counties Tobacco Trust II
                  (TASC) 2                               5.750    06/01/2014     06/01/2011 A        2,053,455
---------------------------------------------------------------------------------------------------------------
        265,000   NY Counties Tobacco Trust II (TASC)    5.750    06/01/2043     06/01/2012 A          275,884
---------------------------------------------------------------------------------------------------------------
      2,120,000   NY Counties Tobacco Trust II (TASC)    6.000    06/01/2015     06/01/2011 A        2,275,290
---------------------------------------------------------------------------------------------------------------
      2,330,000   NY Counties Tobacco Trust II (TASC)    6.000    06/01/2016     06/01/2011 A        2,490,490
---------------------------------------------------------------------------------------------------------------
     12,180,000   NY Counties Tobacco Trust III          5.000    06/01/2027     02/03/2009 D       12,497,289
---------------------------------------------------------------------------------------------------------------
      4,980,000   NY Counties Tobacco Trust III 2        5.750    06/01/2033     09/26/2012 D        5,255,743
---------------------------------------------------------------------------------------------------------------
     16,535,000   NY Counties Tobacco Trust III          6.000    06/01/2043     06/01/2013 A       17,616,224
---------------------------------------------------------------------------------------------------------------
      4,905,000   NY Counties Tobacco Trust IV           4.250    06/01/2021     07/14/2011 B        4,859,285
---------------------------------------------------------------------------------------------------------------
     38,400,000   NY Counties Tobacco Trust IV
                  (TASC) 3                               0.000 4  06/01/2041     08/03/2019 B       31,097,472
---------------------------------------------------------------------------------------------------------------
      4,520,000   NY Counties Tobacco Trust IV (TASC)    4.750    06/01/2026     07/23/2014 B        4,508,248
---------------------------------------------------------------------------------------------------------------


                    8 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    38,400,000   NY Counties Tobacco Trust IV
                  (TASC) 3                               6.650%   06/01/2041     06/01/2010 A   $    7,096,320
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 0.000 4  03/15/2029     03/15/2011 A           44,563
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 0.000 4  11/15/2037     11/15/2009 A           19,120
---------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                 5.000    08/01/2015     08/01/2008 A           15,437
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 5.000    08/15/2016     08/15/2008 A           20,591
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 5.000    05/15/2018     05/15/2008 A           20,609
---------------------------------------------------------------------------------------------------------------
        235,000   NYC GO                                 5.000    08/01/2018     02/01/2008 A          240,189
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.000    08/15/2018     08/15/2008 A           51,340
---------------------------------------------------------------------------------------------------------------
      1,055,000   NYC GO                                 5.000    12/01/2018     12/01/2014 A        1,126,729
---------------------------------------------------------------------------------------------------------------
         90,000   NYC GO                                 5.000    08/15/2019     08/15/2008 A           92,362
---------------------------------------------------------------------------------------------------------------
        425,000   NYC GO                                 5.000    08/01/2020     08/01/2014 A          450,547
---------------------------------------------------------------------------------------------------------------
        570,000   NYC GO                                 5.000    03/15/2021     03/15/2009 A          586,975
---------------------------------------------------------------------------------------------------------------
      4,000,000   NYC GO                                 5.000    08/01/2021     08/01/2015 A        4,256,840
---------------------------------------------------------------------------------------------------------------
        110,000   NYC GO                                 5.000    08/01/2022     02/01/2009 A          113,045
---------------------------------------------------------------------------------------------------------------
         85,000   NYC GO                                 5.000    08/01/2022     02/01/2008 A           87,168
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.000    08/01/2022     02/01/2008 A           25,508
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.000    08/01/2022     08/01/2008 A           10,311
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                 5.000    08/01/2022     08/01/2015 A        1,061,920
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.000    08/01/2022     08/01/2010 A           25,601
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.000    08/01/2022     08/01/2008 A           25,778
---------------------------------------------------------------------------------------------------------------
      1,500,000   NYC GO                                 5.000    08/01/2022     08/01/2015 A        1,592,880
---------------------------------------------------------------------------------------------------------------
        190,000   NYC GO                                 5.000    08/15/2022     08/15/2008 A          194,621
---------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                 5.000    09/15/2022     09/15/2013 A           42,024
---------------------------------------------------------------------------------------------------------------
      2,500,000   NYC GO                                 5.000    11/01/2022     11/01/2014 A        2,643,775
---------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                 5.000    05/15/2023     05/15/2008 A           15,432
---------------------------------------------------------------------------------------------------------------
      1,085,000   NYC GO                                 5.000    08/01/2023     02/01/2008 A        1,108,523
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                 5.000    08/01/2023     08/01/2015 A        1,058,890
---------------------------------------------------------------------------------------------------------------
        250,000   NYC GO                                 5.000    08/01/2023     08/01/2008 A          255,828
---------------------------------------------------------------------------------------------------------------
        615,000   NYC GO                                 5.000    08/01/2023     08/01/2015 A          651,217
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.000    08/01/2023     02/01/2008 A           51,276
---------------------------------------------------------------------------------------------------------------
      4,000,000   NYC GO                                 5.000    08/01/2023     08/01/2015 A        4,235,560
---------------------------------------------------------------------------------------------------------------
     10,000,000   NYC GO                                 5.000    08/15/2023     08/15/2014 A       10,534,800
---------------------------------------------------------------------------------------------------------------
      6,750,000   NYC GO                                 5.000    11/01/2023     11/01/2014 A        7,119,225
---------------------------------------------------------------------------------------------------------------
     11,340,000   NYC GO                                 5.000    12/01/2023     12/01/2014 A       11,965,401
---------------------------------------------------------------------------------------------------------------
         90,000   NYC GO                                 5.000    04/15/2024     04/15/2009 A           93,345
---------------------------------------------------------------------------------------------------------------
      5,000,000   NYC GO                                 5.000    06/01/2024     06/01/2016 A        5,304,750
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                 5.000    08/01/2024     08/01/2015 A        1,056,620
---------------------------------------------------------------------------------------------------------------
      3,040,000   NYC GO                                 5.000    08/01/2024     08/01/2015 A        3,212,125
---------------------------------------------------------------------------------------------------------------
      8,000,000   NYC GO                                 5.000    08/01/2024     02/01/2016 A        8,473,920
---------------------------------------------------------------------------------------------------------------
      5,000,000   NYC GO                                 5.000    09/01/2024     09/01/2015 A        5,285,400
---------------------------------------------------------------------------------------------------------------
      3,635,000   NYC GO                                 5.000    12/01/2024     12/01/2014 A        3,827,764
---------------------------------------------------------------------------------------------------------------


                    9 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     8,150,000   NYC GO                                 5.000%   03/01/2025     03/01/2015 A   $    8,575,756
---------------------------------------------------------------------------------------------------------------
      6,000,000   NYC GO                                 5.000    06/01/2025     06/01/2015 A        6,321,000
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                 5.000    08/01/2025     08/01/2015 A        1,054,350
---------------------------------------------------------------------------------------------------------------
      5,335,000   NYC GO                                 5.000    09/01/2025     09/01/2015 A        5,627,358
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                 5.000    12/01/2025     12/01/2014 A        1,050,910
---------------------------------------------------------------------------------------------------------------
      5,000,000   NYC GO                                 5.000    04/01/2026     04/01/2015 A        5,256,200
---------------------------------------------------------------------------------------------------------------
      6,920,000   NYC GO                                 5.000    08/01/2026     08/01/2015 A        7,285,653
---------------------------------------------------------------------------------------------------------------
      5,000,000   NYC GO                                 5.000    08/01/2026     08/01/2015 A        5,264,200
---------------------------------------------------------------------------------------------------------------
      4,000,000   NYC GO                                 5.000    08/01/2026     08/01/2015 A        4,211,360
---------------------------------------------------------------------------------------------------------------
      1,830,000   NYC GO                                 5.000    11/01/2027     11/01/2014 A        1,918,590
---------------------------------------------------------------------------------------------------------------
         90,000   NYC GO                                 5.000    03/15/2029     03/15/2009 A           92,467
---------------------------------------------------------------------------------------------------------------
        125,000   NYC GO                                 5.000    03/15/2029     03/15/2009 A          128,131
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.000    04/15/2029     04/15/2009 A           10,280
---------------------------------------------------------------------------------------------------------------
      6,450,000   NYC GO                                 5.000    03/01/2030     03/01/2015 A        6,753,473
---------------------------------------------------------------------------------------------------------------
        270,000   NYC GO                                 5.100    08/15/2027     08/15/2014 A          284,864
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.125    08/01/2018     08/01/2008 A           25,716
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.125    03/15/2019     03/15/2009 A           10,478
---------------------------------------------------------------------------------------------------------------
      8,360,000   NYC GO                                 5.125    08/01/2022     02/01/2009 A        8,565,656
---------------------------------------------------------------------------------------------------------------
        200,000   NYC GO                                 5.125    03/15/2025     03/15/2012 A          212,550
---------------------------------------------------------------------------------------------------------------
         80,000   NYC GO                                 5.125    08/01/2025     02/01/2008 A           81,722
---------------------------------------------------------------------------------------------------------------
         45,000   NYC GO                                 5.125    08/01/2025     08/01/2008 A           46,451
---------------------------------------------------------------------------------------------------------------
        395,000   NYC GO                                 5.125    08/01/2025     08/01/2008 A          405,744
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.125    03/01/2028     03/01/2008 A           10,325
---------------------------------------------------------------------------------------------------------------
         30,000   NYC GO                                 5.125    05/15/2029     05/15/2009 A           31,187
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.200    08/01/2021     08/01/2008 A           51,552
---------------------------------------------------------------------------------------------------------------
         70,000   NYC GO                                 5.200    03/15/2028     03/15/2009 A           73,385
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.250    05/01/2012     05/01/2007 A           25,035
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.250    08/15/2013     08/15/2008 A           51,821
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.250    02/01/2014     02/01/2008 A           51,371
---------------------------------------------------------------------------------------------------------------
        175,000   NYC GO                                 5.250    08/01/2015     08/01/2007 A          178,703
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.250    08/01/2015     02/01/2008 A           25,712
---------------------------------------------------------------------------------------------------------------
         45,000   NYC GO                                 5.250    08/01/2015     08/01/2007 A           45,952
---------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                 5.250    08/01/2016     08/01/2007 A           40,846
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 5.250    08/01/2016     02/01/2008 A           20,548
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 5.250    08/01/2016     02/01/2008 A            5,163
---------------------------------------------------------------------------------------------------------------
         75,000   NYC GO                                 5.250    08/01/2017     02/01/2008 A           77,017
---------------------------------------------------------------------------------------------------------------
         90,000   NYC GO                                 5.250    08/01/2019     08/01/2008 A           92,969
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 5.250    08/01/2019     08/01/2008 A            5,202
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.250    08/01/2020     08/01/2007 A           51,165
---------------------------------------------------------------------------------------------------------------
        235,000   NYC GO                                 5.250    08/01/2020     08/01/2007 A          239,759
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.250    05/01/2021     05/01/2007 A           10,014
---------------------------------------------------------------------------------------------------------------
        355,000   NYC GO                                 5.250    08/01/2021     08/01/2007 A          362,189
---------------------------------------------------------------------------------------------------------------


                    10 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     2,785,000   NYC GO                                 5.250%   08/01/2021     08/01/2007 A   $    2,849,863
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 5.250    08/01/2021     08/01/2007 A            5,123
---------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                 5.250    11/15/2021 1   11/15/2007 A           40,949
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.250    01/15/2023     01/15/2013 A           26,629
---------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                 5.250    08/15/2023     08/15/2008 A           15,502
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYC GO                                 5.250    08/15/2024     08/15/2014 A        1,074,270
---------------------------------------------------------------------------------------------------------------
      5,110,000   NYC GO                                 5.250    08/15/2026     08/15/2014 A        5,478,840
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 5.250    06/01/2027     06/01/2012 A           21,751
---------------------------------------------------------------------------------------------------------------
        160,000   NYC GO                                 5.250    06/01/2027     06/01/2012 A          169,011
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.250    01/15/2028     01/15/2013 A           53,031
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 5.250    01/15/2033     01/15/2013 A           21,917
---------------------------------------------------------------------------------------------------------------
        180,000   NYC GO                                 5.250    01/15/2033     01/15/2013 A          190,399
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 5.300    08/01/2024     08/01/2008 A           20,677
---------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                 5.300    01/15/2026     01/15/2013 A           43,946
---------------------------------------------------------------------------------------------------------------
         95,000   NYC GO                                 5.300    01/15/2026     01/15/2013 A          101,289
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 5.350    08/01/2013     02/01/2008 A           20,606
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYC GO                                 5.375    08/01/2015     08/01/2008 A        2,071,820
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.375    08/01/2017     08/01/2010 A           53,469
---------------------------------------------------------------------------------------------------------------
        155,000   NYC GO                                 5.375    08/01/2017     08/01/2007 A          158,360
---------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                 5.375    11/15/2017     11/15/2007 A           41,026
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.375    11/15/2017     11/15/2007 A           10,307
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.375    08/01/2019     08/01/2009 A           10,479
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.375    08/01/2019     02/01/2008 A           25,713
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 5.375    08/01/2019     02/01/2008 A           51,594
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 5.375    08/01/2020     08/01/2009 A            5,240
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.375    08/01/2022     08/01/2007 A           25,542
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 5.375    08/01/2022     08/01/2007 A           25,605
---------------------------------------------------------------------------------------------------------------
        205,000   NYC GO                                 5.375    03/01/2027     03/01/2013 A          226,410
---------------------------------------------------------------------------------------------------------------
        100,000   NYC GO                                 5.375    03/01/2027     03/01/2013 A          107,219
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 5.375    08/01/2027     08/01/2008 A            5,215
---------------------------------------------------------------------------------------------------------------
        580,000   NYC GO                                 5.375    08/01/2027     08/01/2008 A          602,086
---------------------------------------------------------------------------------------------------------------
        350,000   NYC GO                                 5.375    11/15/2027     11/15/2007 A          359,562
---------------------------------------------------------------------------------------------------------------
         35,000   NYC GO                                 5.400    08/01/2011     08/01/2007 A           35,836
---------------------------------------------------------------------------------------------------------------
        280,000   NYC GO                                 5.500    08/01/2022     08/01/2007 A          286,614
---------------------------------------------------------------------------------------------------------------
      1,120,000   NYC GO                                 5.500    06/01/2023     06/01/2013 A        1,216,443
---------------------------------------------------------------------------------------------------------------
      6,515,000   NYC GO                                 5.500    06/01/2023     06/01/2013 A        7,243,898
---------------------------------------------------------------------------------------------------------------
      1,630,000   NYC GO                                 5.500    05/15/2024 1   05/15/2010 A        1,735,510
---------------------------------------------------------------------------------------------------------------
         20,000   NYC GO                                 5.500    02/15/2026     02/15/2007 A           20,081
---------------------------------------------------------------------------------------------------------------
      1,130,000   NYC GO                                 5.500    02/15/2026     02/15/2007 A        1,148,611
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.500    11/15/2037     11/15/2007 A           10,282
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 5.500    11/15/2037     11/15/2007 A            5,160
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.600    12/01/2009     12/01/2006 A           10,029
---------------------------------------------------------------------------------------------------------------


                    11 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        15,000   NYC GO                                 5.600%   12/01/2010     12/01/2006 A   $       15,049
---------------------------------------------------------------------------------------------------------------
         30,000   NYC GO                                 5.600    12/01/2013     12/01/2006 A           30,088
---------------------------------------------------------------------------------------------------------------
         45,000   NYC GO                                 5.625    08/15/2008     02/15/2007 A           45,297
---------------------------------------------------------------------------------------------------------------
        185,000   NYC GO                                 5.625    08/15/2009     02/15/2007 A          186,221
---------------------------------------------------------------------------------------------------------------
         95,000   NYC GO                                 5.625    10/01/2020     04/01/2007 A           95,628
---------------------------------------------------------------------------------------------------------------
        220,000   NYC GO                                 5.700    08/15/2010     02/15/2007 A          221,465
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 5.750    05/15/2012     05/15/2007 A           10,016
---------------------------------------------------------------------------------------------------------------
      1,910,000   NYC GO                                 5.750    08/01/2012     08/01/2007 A        1,959,030
---------------------------------------------------------------------------------------------------------------
         65,000   NYC GO                                 5.750    03/01/2018     03/01/2013 A           73,178
---------------------------------------------------------------------------------------------------------------
        970,000   NYC GO                                 5.750    03/01/2018     03/01/2013 A        1,068,736
---------------------------------------------------------------------------------------------------------------
        500,000   NYC GO                                 5.750    08/01/2018     08/01/2012 A          548,680
---------------------------------------------------------------------------------------------------------------
        190,000   NYC GO                                 5.750    08/01/2018     08/01/2012 A          212,017
---------------------------------------------------------------------------------------------------------------
        310,000   NYC GO                                 5.750    08/01/2018     08/01/2012 A          339,503
---------------------------------------------------------------------------------------------------------------
         30,000   NYC GO                                 5.750    02/01/2020     02/01/2007 A           30,454
---------------------------------------------------------------------------------------------------------------
        500,000   NYC GO                                 5.750    03/01/2020     03/01/2013 A          562,905
---------------------------------------------------------------------------------------------------------------
      5,010,000   NYC GO                                 5.750    03/01/2021     03/01/2013 E        5,640,308
---------------------------------------------------------------------------------------------------------------
         55,000   NYC GO                                 5.875    08/01/2015     08/01/2007 A           56,440
---------------------------------------------------------------------------------------------------------------
      7,155,000   NYC GO                                 5.875    06/01/2019     06/01/2012 A        7,878,871
---------------------------------------------------------------------------------------------------------------
        505,000   NYC GO                                 5.875    08/01/2019     08/01/2012 E          566,681
---------------------------------------------------------------------------------------------------------------
      4,770,000   NYC GO                                 5.875    08/01/2019     08/01/2012 A        5,265,269
---------------------------------------------------------------------------------------------------------------
      5,495,000   NYC GO                                 5.875    06/01/2020     06/01/2012 A        6,050,929
---------------------------------------------------------------------------------------------------------------
      6,645,000   NYC GO                                 5.875    06/01/2021     06/01/2012 A        7,317,275
---------------------------------------------------------------------------------------------------------------
         55,000   NYC GO                                 5.875    08/01/2024 1   02/01/2007 A           55,928
---------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                 6.000    05/15/2010     05/15/2007 A           15,027
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO                                 6.000    05/15/2011     05/15/2007 A           50,088
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 6.000    02/01/2012     02/01/2007 A            5,084
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 6.000    04/15/2012     04/15/2007 A           25,545
---------------------------------------------------------------------------------------------------------------
        580,000   NYC GO                                 6.000    08/01/2017     08/01/2007 A          596,460
---------------------------------------------------------------------------------------------------------------
        595,000   NYC GO                                 6.000    08/01/2017     08/01/2007 A          611,886
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 6.000    05/15/2018     05/15/2010 A           10,843
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 6.000    02/01/2022     02/01/2007 A            5,084
---------------------------------------------------------------------------------------------------------------
        115,000   NYC GO                                 6.000    05/15/2022     05/15/2010 A          125,786
---------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                 6.000    05/15/2022     05/15/2010 A           16,239
---------------------------------------------------------------------------------------------------------------
         35,000   NYC GO                                 6.000    02/15/2024     02/15/2007 A           35,586
---------------------------------------------------------------------------------------------------------------
         10,000   NYC GO                                 6.125    08/01/2025 1   08/01/2007 A           10,293
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO                                 6.125    08/01/2025     08/01/2007 A           25,725
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 6.125    08/01/2025     08/01/2007 A            5,147
---------------------------------------------------------------------------------------------------------------
        825,000   NYC GO                                 6.250    08/01/2009     02/01/2007 A          839,000
---------------------------------------------------------------------------------------------------------------
         60,000   NYC GO                                 6.250    08/01/2009     02/01/2007 A           61,025
---------------------------------------------------------------------------------------------------------------
        255,000   NYC GO                                 6.350    05/15/2014     05/15/2008 A          267,597
---------------------------------------------------------------------------------------------------------------
      1,130,000   NYC GO                                 6.500    05/15/2017     05/15/2010 A        1,244,300
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 7.000    02/01/2009     02/01/2007 A            5,053
---------------------------------------------------------------------------------------------------------------


                    12 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         5,000   NYC GO                                 7.000%   12/01/2010     12/01/2006 A   $        5,027
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 7.000    02/01/2011     02/01/2007 A            5,056
---------------------------------------------------------------------------------------------------------------
         30,000   NYC GO                                 7.000    02/01/2012     02/01/2007 A           30,318
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 7.000    02/01/2018     02/01/2007 A            5,013
---------------------------------------------------------------------------------------------------------------
         60,000   NYC GO                                 7.250    02/01/2007     02/01/2007             60,731
---------------------------------------------------------------------------------------------------------------
          5,000   NYC GO                                 7.250    02/01/2007     02/01/2007              5,058
---------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                 7.500    02/01/2007     02/01/2007             15,045
---------------------------------------------------------------------------------------------------------------
         15,000   NYC GO                                 7.500    02/01/2009     02/01/2007 A           15,046
---------------------------------------------------------------------------------------------------------------
         40,000   NYC GO                                 7.650    02/01/2007     02/01/2007             40,126
---------------------------------------------------------------------------------------------------------------
         45,000   NYC GO                                 7.750    08/15/2027     02/15/2007 A           45,663
---------------------------------------------------------------------------------------------------------------
         25,000   NYC GO DIAMONDS                        0.000 4  08/01/2025 1   08/01/2007 A           24,277
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO RIBS                            7.582 5  08/27/2015     02/01/2007 A           50,149
---------------------------------------------------------------------------------------------------------------
         90,000   NYC GO RIBS                            7.986 5  08/29/2008     02/01/2007 A           90,268
---------------------------------------------------------------------------------------------------------------
        100,000   NYC GO RIBS                            7.986 5  08/13/2009     02/01/2007 A          100,298
---------------------------------------------------------------------------------------------------------------
         50,000   NYC GO RIBS                            7.986 5  07/29/2010     02/01/2007 A           50,149
---------------------------------------------------------------------------------------------------------------
        100,000   NYC GO RIBS                            8.084 5  08/22/2013     02/01/2007 A          100,298
---------------------------------------------------------------------------------------------------------------
        450,000   NYC GO RIBS                            8.735 5  09/01/2011     02/01/2007 A          457,263
---------------------------------------------------------------------------------------------------------------
      7,250,000   NYC GO RITES                           7.995 5  06/01/2023     06/01/2015 A        8,930,840
---------------------------------------------------------------------------------------------------------------
         35,000   NYC HDC (Barclay Avenue)               5.750    04/01/2007     04/01/2007             35,238
---------------------------------------------------------------------------------------------------------------
      4,610,000   NYC HDC (Multifamily Hsg.)             5.250    11/01/2030     05/01/2014 A        4,855,759
---------------------------------------------------------------------------------------------------------------
         20,000   NYC HDC (Multifamily Hsg.)             5.250    11/01/2031     11/01/2010 A           20,639
---------------------------------------------------------------------------------------------------------------
        900,000   NYC HDC (Multifamily Hsg.),
                  Series A                               5.375    11/01/2023     05/01/2012 A          934,218
---------------------------------------------------------------------------------------------------------------
        450,000   NYC HDC (Multifamily Hsg.),
                  Series A                               5.500    11/01/2009     05/01/2008 A          452,867
---------------------------------------------------------------------------------------------------------------
        845,000   NYC HDC (Multifamily Hsg.),
                  Series A                               5.625    05/01/2012     05/01/2008 A          859,720
---------------------------------------------------------------------------------------------------------------
        655,000   NYC HDC (Multifamily Hsg.),
                  Series D                               5.500    11/01/2019     05/01/2007 A          662,231
---------------------------------------------------------------------------------------------------------------
      1,200,000   NYC HDC (Multifamily Hsg.),
                  Series E                               6.250    05/01/2036     11/01/2009 A        1,285,572
---------------------------------------------------------------------------------------------------------------
      8,755,000   NYC HDC RITES                          6.065 5  07/01/2025     07/01/2015 A        9,923,355
---------------------------------------------------------------------------------------------------------------
        185,000   NYC HDC, Series A                      5.000    07/01/2010     07/01/2010            194,444
---------------------------------------------------------------------------------------------------------------
      4,450,000   NYC HDC, Series A                      5.000    07/01/2025     07/01/2015 A        4,746,904
---------------------------------------------------------------------------------------------------------------
      2,215,000   NYC HDC, Series C                      5.000    11/01/2026     11/01/2015 A        2,282,602
---------------------------------------------------------------------------------------------------------------
     27,700,000   NYC Health & Hospital Corp.            5.250    02/15/2017 1   02/15/2010 A       28,638,199
---------------------------------------------------------------------------------------------------------------
         10,000   NYC Health & Hospital Corp.            5.450    02/15/2026     02/15/2012 A           10,504
---------------------------------------------------------------------------------------------------------------
      3,000,000   NYC Health & Hospital Corp. (Health
                  System)                                5.250    02/15/2022     02/15/2013 A        3,223,110
---------------------------------------------------------------------------------------------------------------
        920,000   NYC IDA (Acme Architectural
                  Products)                              5.875    11/01/2009     04/14/2008 B          922,668
---------------------------------------------------------------------------------------------------------------
      9,400,000   NYC IDA (Airis JFK I/JFK
                  International Airport)                 5.500    07/01/2028     07/01/2011 A        9,684,914
---------------------------------------------------------------------------------------------------------------
     10,000,000   NYC IDA (Airis JFK I/JFK
                  International Airport)                 6.000    07/01/2015     07/01/2011 A       10,427,600
---------------------------------------------------------------------------------------------------------------
         75,000   NYC IDA (Anti-Defamation League
                  Foundation)                            5.500    06/01/2022     06/01/2007 A           77,404
---------------------------------------------------------------------------------------------------------------


                    13 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       280,000   NYC IDA (Atlantic Veal & Lamb)         7.250%   12/01/2008     12/07/2007 B   $      286,440
---------------------------------------------------------------------------------------------------------------
      3,820,000   NYC IDA (Beth Abraham Health
                  Services)                              6.000    02/15/2013     04/10/2010 B        3,993,122
---------------------------------------------------------------------------------------------------------------
        925,000   NYC IDA (Beth Abraham Health
                  Services)                              6.000    11/15/2013     12/28/2009 B          970,001
---------------------------------------------------------------------------------------------------------------
        445,000   NYC IDA (Beth Abraham Health
                  Services)                              6.000    11/15/2013     02/04/2010 B          466,649
---------------------------------------------------------------------------------------------------------------
         60,000   NYC IDA (Brooklyn Heights
                  Montessori School)                     7.500    01/01/2007     01/01/2007             60,563
---------------------------------------------------------------------------------------------------------------
        855,000   NYC IDA (Calhoun School)               6.250    12/01/2016     12/01/2016            896,835
---------------------------------------------------------------------------------------------------------------
      5,965,000   NYC IDA (Calhoun School)               6.250    12/01/2017     02/27/2013 B        5,971,681
---------------------------------------------------------------------------------------------------------------
        655,000   NYC IDA (Center for Elimination of
                  Family Violence)                       6.250    11/01/2016     03/27/2013 B          663,829
---------------------------------------------------------------------------------------------------------------
        320,000   NYC IDA (Chardan Corp.)                6.250    11/01/2008     11/30/2007 B          319,853
---------------------------------------------------------------------------------------------------------------
        235,000   NYC IDA (College of Aeronautics)       5.500    05/01/2012     05/01/2010 A          243,761
---------------------------------------------------------------------------------------------------------------
        550,000   NYC IDA (College of Aeronautics)       5.500    05/01/2013     05/01/2010 A          569,905
---------------------------------------------------------------------------------------------------------------
        300,000   NYC IDA (College of New Rochelle)      6.200    09/01/2010 1   03/01/2007 A          303,549
---------------------------------------------------------------------------------------------------------------
        500,000   NYC IDA (College of New Rochelle)      6.300    09/01/2015 1   03/01/2007 A          505,835
---------------------------------------------------------------------------------------------------------------
        925,000   NYC IDA (Comprehensive Care
                  Management)                            5.625    11/01/2015     11/01/2015            938,052
---------------------------------------------------------------------------------------------------------------
        695,000   NYC IDA (Comprehensive Care
                  Management)                            5.625    11/01/2015     11/01/2015            704,806
---------------------------------------------------------------------------------------------------------------
        285,000   NYC IDA (Comprehensive Care
                  Management)                            5.750    11/01/2008     10/30/2007 B          287,796
---------------------------------------------------------------------------------------------------------------
        110,000   NYC IDA (Comprehensive Care
                  Management)                            5.750    11/01/2008     10/30/2007 B          111,069
---------------------------------------------------------------------------------------------------------------
      3,085,000   NYC IDA (Comprehensive Care
                  Management)                            5.750    08/01/2018     07/04/2014 B        3,130,967
---------------------------------------------------------------------------------------------------------------
      3,090,000   NYC IDA (Comprehensive Care
                  Management)                            5.750    11/01/2018     07/04/2014 B        3,136,041
---------------------------------------------------------------------------------------------------------------
      3,240,000   NYC IDA (Comprehensive Care
                  Management)                            5.750    05/01/2019     08/03/2015 D        3,305,286
---------------------------------------------------------------------------------------------------------------
        115,000   NYC IDA (Comprehensive Care
                  Management)                            7.250    12/01/2006     12/01/2006            115,427
---------------------------------------------------------------------------------------------------------------
        360,000   NYC IDA (Essie Cosmetics)              5.500    11/01/2008     10/22/2007 B          360,202
---------------------------------------------------------------------------------------------------------------
        950,000   NYC IDA (Family Support Systems)       6.500    11/01/2014     05/01/2007 A          950,627
---------------------------------------------------------------------------------------------------------------
        405,000   NYC IDA (Gabrielli Truck Sales)        7.250    12/01/2007     04/19/2007 B          411,784
---------------------------------------------------------------------------------------------------------------
      1,105,000   NYC IDA (Global Country World
                  Peace)                                 6.250    11/01/2015     08/19/2012 B        1,113,000
---------------------------------------------------------------------------------------------------------------
      1,030,000   NYC IDA (Global Country World
                  Peace)                                 6.250    11/01/2025     08/20/2012 B        1,030,031
---------------------------------------------------------------------------------------------------------------
        500,000   NYC IDA (Independent Living Assoc.)    6.200    07/01/2020     09/25/2014 D          507,190
---------------------------------------------------------------------------------------------------------------
     38,455,000   NYC IDA (Japan Airlines)               6.000    11/01/2015     05/01/2007 A       38,938,379
---------------------------------------------------------------------------------------------------------------
        145,000   NYC IDA (Julia Gray)                   6.500    11/01/2007     03/18/2007 B          145,718
---------------------------------------------------------------------------------------------------------------
      2,355,000   NYC IDA (Lycee Francais De New
                  York)                                  5.500    06/01/2013     12/01/2012 A        2,531,319
---------------------------------------------------------------------------------------------------------------
        730,000   NYC IDA (Lycee Francais De New
                  York)                                  5.500    06/01/2015     12/01/2012 A          780,144
---------------------------------------------------------------------------------------------------------------


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     2,880,000   NYC IDA (Lycee Francais De New
                  York)                                  5.500%   06/01/2016     12/01/2012 A   $    3,071,059
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYC IDA (Lycee Francais De New
                  York)                                  5.500    06/01/2017     12/01/2012 A        2,128,200
---------------------------------------------------------------------------------------------------------------
      3,210,000   NYC IDA (Lycee Francais De New
                  York)                                  5.500    06/01/2018     12/01/2012 A        3,408,635
---------------------------------------------------------------------------------------------------------------
        250,000   NYC IDA (Marymount School of NY)       5.125    09/01/2021     09/01/2013 A          260,630
---------------------------------------------------------------------------------------------------------------
      1,900,000   NYC IDA (Metropolitan College of
                  New York)                              5.750    03/01/2020     12/14/2017 B        1,881,532
---------------------------------------------------------------------------------------------------------------
      4,585,000   NYC IDA (MMC Corp.)                    5.125    11/01/2025     11/01/2010 A        4,745,246
---------------------------------------------------------------------------------------------------------------
      5,865,000   NYC IDA (MMC Corp.)                    5.125    11/01/2035     11/01/2010 A        6,045,525
---------------------------------------------------------------------------------------------------------------
        240,000   NYC IDA (Morrisons Pastry)             5.750    11/01/2009     04/16/2007 B          240,286
---------------------------------------------------------------------------------------------------------------
      4,050,000   NYC IDA (National Compressor
                  Exchange)                              6.250    11/01/2027     11/01/2007 E        4,092,282
---------------------------------------------------------------------------------------------------------------
      1,810,000   NYC IDA (Polytechnic University)       5.250    11/01/2008     11/01/2008          1,838,978
---------------------------------------------------------------------------------------------------------------
      2,005,000   NYC IDA (Polytechnic University)       5.750    11/01/2010     11/01/2010          2,093,380
---------------------------------------------------------------------------------------------------------------
        500,000   NYC IDA (Polytechnic University)       5.750    11/01/2012     11/01/2010 A          526,200
---------------------------------------------------------------------------------------------------------------
        330,000   NYC IDA (Precision Gear)               5.875    11/01/2009     04/17/2008 B          334,802
---------------------------------------------------------------------------------------------------------------
        275,000   NYC IDA (Precision Gear)               5.875    11/01/2009     03/09/2008 B          277,866
---------------------------------------------------------------------------------------------------------------
         85,000   NYC IDA (Precision Gear)               6.500    11/01/2008     11/04/2007 B           86,740
---------------------------------------------------------------------------------------------------------------
      1,200,000   NYC IDA (Reece School)                 6.500    12/01/2017     08/03/2015 B        1,213,812
---------------------------------------------------------------------------------------------------------------
        405,000   NYC IDA (Reece School)                 6.500    12/01/2017     08/03/2015 B          405,077
---------------------------------------------------------------------------------------------------------------
        225,000   NYC IDA (Rockefeller Foundation)       5.375    07/01/2023     01/01/2007 A          225,297
---------------------------------------------------------------------------------------------------------------
      3,705,000   NYC IDA (Rosco, Inc.) 2                6.125    06/01/2022     06/01/2007 C        3,912,962
---------------------------------------------------------------------------------------------------------------
      4,100,000   NYC IDA (Samaritan Aids Services)      5.000    11/01/2024     11/01/2011 A        4,251,577
---------------------------------------------------------------------------------------------------------------
        940,000   NYC IDA (Showman Fabricators)          7.125    11/01/2013     06/24/2010 B          950,678
---------------------------------------------------------------------------------------------------------------
        495,000   NYC IDA (Special Needs Facilities
                  Pooled Program)                        5.950    07/01/2008     06/26/2007 B          507,746
---------------------------------------------------------------------------------------------------------------
      5,855,000   NYC IDA (Terminal One Group Assoc.)    5.500    01/01/2017     01/01/2016 A        6,386,400
---------------------------------------------------------------------------------------------------------------
      5,000,000   NYC IDA (Terminal One Group Assoc.)    5.500    01/01/2018     01/01/2016 A        5,437,900
---------------------------------------------------------------------------------------------------------------
     11,670,000   NYC IDA (Terminal One Group Assoc.)    5.500    01/01/2019     01/01/2016 A       12,673,503
---------------------------------------------------------------------------------------------------------------
      2,500,000   NYC IDA (Terminal One Group
                  Assoc.) 2                              5.500    01/01/2020     01/01/2016 A        2,718,950
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYC IDA (Terminal One Group
                  Assoc.) 2                              5.500    01/01/2021     01/01/2016 A        2,173,560
---------------------------------------------------------------------------------------------------------------
     22,500,000   NYC IDA (Terminal One Group Assoc.)    5.500    01/01/2024     01/01/2016 A       24,345,675
---------------------------------------------------------------------------------------------------------------
      1,940,000   NYC IDA (The Child School)             7.000    06/01/2013     08/06/2010 B        2,089,632
---------------------------------------------------------------------------------------------------------------
        210,000   NYC IDA (Ulano)                        6.250    11/01/2006     11/01/2006            209,971
---------------------------------------------------------------------------------------------------------------
        170,000   NYC IDA (United Nations School)        6.100    12/01/2006     12/01/2006            170,534
---------------------------------------------------------------------------------------------------------------
        180,000   NYC IDA (United Nations School)        6.150    12/01/2007     12/01/2007            184,410
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Urban Resource Institute)     5.250    03/01/2023     03/01/2013 A        1,077,190
---------------------------------------------------------------------------------------------------------------
      1,225,000   NYC IDA (Urban Resource Institute)     6.500    11/01/2013     08/20/2009 B        1,270,509
---------------------------------------------------------------------------------------------------------------


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     4,800,000   NYC IDA (Visy Paper)                   7.800%   01/01/2016     01/01/2007 A   $    4,908,912
---------------------------------------------------------------------------------------------------------------
        815,000   NYC IDA (Vocational Instruction)       7.250    02/01/2013     12/21/2009 B          783,199
---------------------------------------------------------------------------------------------------------------
        175,000   NYC IDA (World Casing Corp.)           5.950    11/01/2007     05/07/2007 B          174,731
---------------------------------------------------------------------------------------------------------------
        500,000   NYC IDA (YMCA of Greater NY)           5.250    08/01/2021     02/01/2011 A          520,700
---------------------------------------------------------------------------------------------------------------
      6,490,000   NYC IDA (YMCA of Greater NY)           5.800    08/01/2016 1   01/01/2009 A        6,650,952
---------------------------------------------------------------------------------------------------------------
        600,000   NYC IDA (Zeluck, Inc.)                 6.250    11/01/2011     11/01/2007 A          605,424
---------------------------------------------------------------------------------------------------------------
     16,350,000   NYC IDA Special Facilities (JFK
                  International Airport)                 8.000    08/01/2012     08/01/2012         18,436,424
---------------------------------------------------------------------------------------------------------------
         20,000   NYC Municipal Water Finance
                  Authority                              4.875    06/15/2021     06/15/2008 A           20,460
---------------------------------------------------------------------------------------------------------------
        520,000   NYC Municipal Water Finance
                  Authority                              5.000    06/15/2021     06/15/2007 A          530,088
---------------------------------------------------------------------------------------------------------------
         10,000   NYC Municipal Water Finance
                  Authority                              5.000    06/15/2027     06/15/2008 A           10,268
---------------------------------------------------------------------------------------------------------------
         50,000   NYC Municipal Water Finance
                  Authority                              5.000    06/15/2027     06/15/2008 A           51,392
---------------------------------------------------------------------------------------------------------------
         50,000   NYC Municipal Water Finance
                  Authority                              5.000    06/15/2027     06/15/2008 A           51,392
---------------------------------------------------------------------------------------------------------------
        105,000   NYC Municipal Water Finance
                  Authority                              5.000    06/15/2029     06/15/2009 A          108,655
---------------------------------------------------------------------------------------------------------------
     15,010,000   NYC Municipal Water Finance
                  Authority                              5.000    06/15/2034     06/15/2013 A       15,624,810
---------------------------------------------------------------------------------------------------------------
         85,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2017 1   06/15/2007 A           86,735
---------------------------------------------------------------------------------------------------------------
        200,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2021     06/15/2007 A          204,054
---------------------------------------------------------------------------------------------------------------
        225,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2021     06/15/2007 A          229,561
---------------------------------------------------------------------------------------------------------------
      3,035,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2021     06/15/2007 A        3,096,519
---------------------------------------------------------------------------------------------------------------
         55,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2021     06/15/2007 A           56,115
---------------------------------------------------------------------------------------------------------------
        175,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2021     06/15/2007 A          178,367
---------------------------------------------------------------------------------------------------------------
         55,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2022     06/15/2008 A           56,082
---------------------------------------------------------------------------------------------------------------
         65,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2030     06/15/2007 A           66,223
---------------------------------------------------------------------------------------------------------------
         50,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2030     06/15/2008 A           50,941
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYC Municipal Water Finance
                  Authority                              5.125    06/15/2031     06/15/2011 A        2,091,780
---------------------------------------------------------------------------------------------------------------
         10,000   NYC Municipal Water Finance
                  Authority                              5.200    06/15/2013     06/15/2007 A           10,205
---------------------------------------------------------------------------------------------------------------
         35,000   NYC Municipal Water Finance
                  Authority                              5.250    06/15/2018     06/15/2007 A           35,737
---------------------------------------------------------------------------------------------------------------
        390,000   NYC Municipal Water Finance
                  Authority                              5.375    06/15/2007     12/15/2006 A          390,558
---------------------------------------------------------------------------------------------------------------
      2,405,000   NYC Municipal Water Finance
                  Authority                              5.500    06/15/2017     06/15/2007 A        2,432,658
---------------------------------------------------------------------------------------------------------------


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     1,105,000   NYC Municipal Water Finance
                  Authority                              5.500%   06/15/2024 1   12/15/2006 A   $    1,117,641
---------------------------------------------------------------------------------------------------------------
         30,000   NYC Municipal Water Finance
                  Authority                              5.500    06/15/2024     12/15/2006 A           30,345
---------------------------------------------------------------------------------------------------------------
        180,000   NYC Municipal Water Finance
                  Authority                              5.625    06/15/2019     12/15/2006 A          182,086
---------------------------------------------------------------------------------------------------------------
      1,220,000   NYC Municipal Water Finance
                  Authority                              5.625    06/15/2019 1   12/15/2006 A        1,234,164
---------------------------------------------------------------------------------------------------------------
        855,000   NYC Municipal Water Finance
                  Authority                              5.750    06/15/2013 1   12/15/2006 A          895,912
---------------------------------------------------------------------------------------------------------------
         50,000   NYC Municipal Water Finance
                  Authority                              5.750    06/15/2013 1   12/15/2006 E           52,393
---------------------------------------------------------------------------------------------------------------
         65,000   NYC Transitional Finance
                  Authority                              5.000    05/01/2026 1   05/01/2008 A           66,731
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYC Transitional Finance Authority,
                  Series E 2                             5.000    02/01/2026     02/01/2013 A        2,097,760
---------------------------------------------------------------------------------------------------------------
         10,000   NYC Trust for Cultural Resources
                  (American Museum of Natural
                  History)                               5.250    07/01/2019     07/01/2009 A           10,521
---------------------------------------------------------------------------------------------------------------
      4,945,000   NYC Trust for Cultural Resources
                  (American Museum of Natural
                  History)                               5.650    04/01/2022     04/01/2007 A        5,045,631
---------------------------------------------------------------------------------------------------------------
     15,250,000   NYC Trust for Cultural Resources
                  (American Museum of Natural
                  History)                               5.650    04/01/2027 1   04/01/2007 A       15,550,578
---------------------------------------------------------------------------------------------------------------
        750,000   NYC Trust for Cultural Resources
                  (Museum of American Folk Art)          6.000    07/01/2022 1   07/01/2010 A          811,650
---------------------------------------------------------------------------------------------------------------
      2,485,000   NYC Trust for Cultural Resources
                  (Museum of American Folk Art)          6.125    07/01/2030 1   07/01/2010 A        2,696,846
---------------------------------------------------------------------------------------------------------------
        250,000   NYC Trust for Cultural Resources
                  (Museum of Modern Art)                 5.125    07/01/2031     07/01/2012 A          264,053
---------------------------------------------------------------------------------------------------------------
        595,000   NYC Trust for Cultural Resources
                  (Museum of Modern Art)                 5.500    01/01/2016     01/01/2007 A          609,488
---------------------------------------------------------------------------------------------------------------
      1,010,000   NYC Trust for Cultural Resources
                  (Museum of Modern Art)                 5.500    01/01/2021     01/01/2007 A        1,034,816
---------------------------------------------------------------------------------------------------------------
         45,000   NYS DA (Albany Memorial Hospital)      5.500    07/01/2010 1   01/01/2007 A           45,424
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Amsterdam Memorial
                  Hospital)                              6.000    08/01/2016     02/01/2007 A           20,436
---------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (Amsterdam Memorial
                  Hospital)                              6.000    08/01/2025     02/01/2007 A           25,541
---------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (Audit & Control)               5.500    04/01/2023     04/01/2009 A           26,363
---------------------------------------------------------------------------------------------------------------
        250,000   NYS DA (Augustana Lutheran Home)       5.500    02/01/2041 1   02/01/2012 A          265,598
---------------------------------------------------------------------------------------------------------------
      4,625,000   NYS DA (Barnard College)               5.250    07/01/2026     07/01/2007 A        4,723,328
---------------------------------------------------------------------------------------------------------------
         15,000   NYS DA (Brookdale Hospital)            5.300    02/15/2017     02/15/2008 A           15,486
---------------------------------------------------------------------------------------------------------------
         60,000   NYS DA (Brooklyn Hospital Center)      5.100    02/01/2019     02/01/2009 A           62,324
---------------------------------------------------------------------------------------------------------------
      1,300,000   NYS DA (Canisius College)              5.000    07/01/2022     07/01/2015 A        1,383,785
---------------------------------------------------------------------------------------------------------------
      1,120,000   NYS DA (Catskill Regional Medical
                  Center)                                5.250    02/15/2023     02/15/2015 A        1,216,701
---------------------------------------------------------------------------------------------------------------
         70,000   NYS DA (Champlain Valley
                  Physicians)                            5.000    07/01/2017     07/01/2007 A           71,912
---------------------------------------------------------------------------------------------------------------


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     1,350,000   NYS DA (Chapel Oaks)                   5.375%   07/01/2017 1   07/01/2008 A   $    1,410,386
---------------------------------------------------------------------------------------------------------------
        960,000   NYS DA (City University)               5.000    07/01/2017     07/01/2008 A          985,670
---------------------------------------------------------------------------------------------------------------
         40,000   NYS DA (City University)               5.000    07/01/2026     07/01/2008 A           41,464
---------------------------------------------------------------------------------------------------------------
         60,000   NYS DA (City University)               5.250    07/01/2012     07/01/2008 A           62,131
---------------------------------------------------------------------------------------------------------------
        100,000   NYS DA (City University)               5.250    07/01/2025     07/01/2008 A          104,726
---------------------------------------------------------------------------------------------------------------
        210,000   NYS DA (Cooper Union for
                  Advancement of Science & Art)          5.375    07/01/2020     01/01/2007 A          214,488
---------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (Cooper Union for
                  Advancement of Science & Art)          6.250    07/01/2029     07/01/2009 A           26,921
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Culinary Institute of
                  America)                               5.000    07/01/2022     07/01/2009 A           20,807
---------------------------------------------------------------------------------------------------------------
         10,000   NYS DA (Dept. of Education)            5.650    07/01/2014     07/01/2007 A           10,328
---------------------------------------------------------------------------------------------------------------
        175,000   NYS DA (Dept. of Education)            5.750    07/01/2011     01/01/2007 A          178,784
---------------------------------------------------------------------------------------------------------------
      1,305,000   NYS DA (Dept. of Education)            5.750    07/01/2021     01/01/2007 A        1,333,319
---------------------------------------------------------------------------------------------------------------
        350,000   NYS DA (Dept. of Health)               5.000    07/01/2021     07/01/2014 A          370,129
---------------------------------------------------------------------------------------------------------------
         10,000   NYS DA (Dept. of Health)               5.000    07/01/2024     07/01/2008 A           10,222
---------------------------------------------------------------------------------------------------------------
         35,000   NYS DA (Dept. of Health)               5.000    07/01/2028     07/01/2009 A           36,288
---------------------------------------------------------------------------------------------------------------
        880,000   NYS DA (Dept. of Health)               5.250    07/01/2023     07/01/2014 A          948,719
---------------------------------------------------------------------------------------------------------------
      4,620,000   NYS DA (Dept. of Health)               5.250    07/01/2024     07/01/2015 A        5,023,187
---------------------------------------------------------------------------------------------------------------
        820,000   NYS DA (Dept. of Health)               5.500    07/01/2021     07/01/2007 A          845,207
---------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (Eger Health Care Center
                  & Rehabilitation Center)               5.100    02/01/2028     02/01/2010 A           51,667
---------------------------------------------------------------------------------------------------------------
      2,525,000   NYS DA (Ellis Hospital)                5.050    08/15/2024     08/15/2014 A        2,659,431
---------------------------------------------------------------------------------------------------------------
        145,000   NYS DA (Ellis Hospital)                5.500    08/01/2015     08/01/2007 A          145,168
---------------------------------------------------------------------------------------------------------------
        115,000   NYS DA (Ellis Hospital)                5.600    08/01/2025     02/01/2007 A          116,333
---------------------------------------------------------------------------------------------------------------
        175,000   NYS DA (Ellis Hospital)                5.625    08/01/2035 1   08/01/2007 A          177,023
---------------------------------------------------------------------------------------------------------------
        125,000   NYS DA (Episcopal Health)              5.900    08/01/2020 1   02/01/2007 A          125,199
---------------------------------------------------------------------------------------------------------------
        340,000   NYS DA (Fairport Baptist Homes)        6.000    02/01/2037     02/01/2007 A          349,058
---------------------------------------------------------------------------------------------------------------
        150,000   NYS DA (FNHC/KR/MMWNHC Obligated
                  Group)                                 5.500    07/01/2010 1   07/01/2007 A          151,659
---------------------------------------------------------------------------------------------------------------
        405,000   NYS DA (FNHC/KR/MMWNHC Obligated
                  Group)                                 5.750    07/01/2017     01/01/2007 A          409,617
---------------------------------------------------------------------------------------------------------------
         30,000   NYS DA (Fordham University)            5.000    07/01/2028     07/01/2008 A           30,885
---------------------------------------------------------------------------------------------------------------
      3,835,000   NYS DA (Frances Schervier Home &
                  Hospital Obligated Group)              5.500    07/01/2017 1   07/01/2007 A        3,954,038
---------------------------------------------------------------------------------------------------------------
     10,055,000   NYS DA (Frances Schervier Home &
                  Hospital Obligated Group)              5.500    07/01/2027 1   07/01/2007 A       10,393,552
---------------------------------------------------------------------------------------------------------------
        240,000   NYS DA (Frances Schervier Home &
                  Hospital Obligated Group)              5.500    07/01/2027 1   07/01/2007 A          247,716
---------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (German Masonic Home)           5.950    08/01/2026 1   08/01/2008 A           51,079
---------------------------------------------------------------------------------------------------------------
         75,000   NYS DA (German Masonic Home)           6.000    08/01/2036     02/01/2007 A           76,610
---------------------------------------------------------------------------------------------------------------
        470,000   NYS DA (Grace Manor Health Care
                  Facility)                              6.150    07/01/2018     01/01/2007 A          480,349
---------------------------------------------------------------------------------------------------------------
         15,000   NYS DA (Hamilton College)              5.125    07/01/2016     07/01/2009 A           15,710
---------------------------------------------------------------------------------------------------------------


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     1,000,000   NYS DA (Health Center/BFCC/USBFCC
                  Obligated Group)                       5.000%   11/15/2019     11/15/2011 A   $    1,053,720
---------------------------------------------------------------------------------------------------------------
         60,000   NYS DA (Hebrew Hospital Home of
                  Westchester)                           5.625    08/01/2016     02/01/2007 A           61,398
---------------------------------------------------------------------------------------------------------------
      2,010,000   NYS DA (Highland Community Devel.
                  Corp.)                                 5.500    07/01/2023     07/16/2008 C        2,017,799
---------------------------------------------------------------------------------------------------------------
         75,000   NYS DA (Hospital for Special
                  Surgery)                               5.000    02/01/2018     02/01/2008 A           76,938
---------------------------------------------------------------------------------------------------------------
        140,000   NYS DA (Hospital for Special
                  Surgery)                               5.000    02/01/2028     02/01/2008 A          143,497
---------------------------------------------------------------------------------------------------------------
     17,315,000   NYS DA (Hospital)                      6.450    08/15/2024     08/15/2012 A       19,564,911
---------------------------------------------------------------------------------------------------------------
      2,255,000   NYS DA (Hunts Point Multi-Service
                  Center)                                5.625    07/01/2022     01/01/2008 A        2,350,702
---------------------------------------------------------------------------------------------------------------
        100,000   NYS DA (Ideal Senior Living Center
                  Hsg.)                                  5.900    08/01/2026     02/01/2007 A          101,158
---------------------------------------------------------------------------------------------------------------
      1,220,000   NYS DA (Ideal Senior Living Center
                  Hsg.)                                  5.900    08/01/2026     02/01/2007 A        1,234,396
---------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (Interfaith Medical Center)     5.300    02/15/2019     02/15/2008 A           51,586
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Interfaith Medical Center)     5.400    02/15/2028     02/15/2008 A           20,733
---------------------------------------------------------------------------------------------------------------
         35,000   NYS DA (John T. Mather Memorial
                  Hospital)                              5.250    07/01/2015     01/01/2007 A           35,738
---------------------------------------------------------------------------------------------------------------
        115,000   NYS DA (John T. Mather Memorial
                  Hospital)                              5.375    07/01/2019     07/01/2008 A          117,431
---------------------------------------------------------------------------------------------------------------
      1,585,000   NYS DA (John T. Mather Memorial
                  Hospital)                              5.750    07/01/2025     01/01/2007 A        1,619,331
---------------------------------------------------------------------------------------------------------------
      3,910,000   NYS DA (Kaleida Health)                5.050    02/15/2025     02/15/2014 A        4,109,410
---------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (L.I. Jewish Medical Center)    5.000    07/01/2018     07/01/2008 A           51,290
---------------------------------------------------------------------------------------------------------------
        175,000   NYS DA (L.I. Jewish Medical Center)    5.000    07/01/2025     07/01/2008 A          180,252
---------------------------------------------------------------------------------------------------------------
      1,020,000   NYS DA (L.I. University)               5.125    09/01/2010     09/01/2010          1,074,947
---------------------------------------------------------------------------------------------------------------
         15,000   NYS DA (L.I. University)               5.500    09/01/2010     03/01/2007 A           15,388
---------------------------------------------------------------------------------------------------------------
      6,375,000   NYS DA (L.I. University)               5.500    09/01/2026     03/01/2007 A        6,551,396
---------------------------------------------------------------------------------------------------------------
        250,000   NYS DA (Lakeside Home)                 6.000    02/01/2037     02/01/2007 A          256,760
---------------------------------------------------------------------------------------------------------------
         10,000   NYS DA (Le Moyne College)              5.000    07/01/2009     01/01/2007 A           10,011
---------------------------------------------------------------------------------------------------------------
        725,000   NYS DA (Le Moyne College)              5.000    07/01/2018     01/01/2007 A          725,783
---------------------------------------------------------------------------------------------------------------
      1,100,000   NYS DA (Leake & Watts Services)        5.000    07/01/2023     07/01/2014 A        1,161,017
---------------------------------------------------------------------------------------------------------------
         10,000   NYS DA (Lenox Hill Hospital
                  Obligated Group)                       5.750    07/01/2016     07/01/2012 A           10,472
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYS DA (Lenox Hill Hospital
                  Obligated Group)                       5.750    07/01/2017     07/01/2012 A        2,088,780
---------------------------------------------------------------------------------------------------------------
        475,000   NYS DA (Long Beach Medical Center)     5.550    08/01/2015     02/01/2007 A          485,654
---------------------------------------------------------------------------------------------------------------
        565,000   NYS DA (Long Beach Medical Center)     5.625    08/01/2022     02/01/2007 A          571,498
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Long Island University)        5.500    09/01/2020     03/01/2007 A        1,026,980
---------------------------------------------------------------------------------------------------------------
      2,200,000   NYS DA (Maimonides Medical Center)     5.750    08/01/2024     02/01/2007 A        2,247,740
---------------------------------------------------------------------------------------------------------------
         15,000   NYS DA (March of Dimes)                5.600    07/01/2012     01/01/2007 A           15,024
---------------------------------------------------------------------------------------------------------------


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       615,000   NYS DA (Master BOCES Program)          5.250%   08/15/2023     08/15/2013 A   $      666,949
---------------------------------------------------------------------------------------------------------------
        175,000   NYS DA (Menorah Campus)                6.100    02/01/2037     02/01/2007 A          179,757
---------------------------------------------------------------------------------------------------------------
        420,000   NYS DA (Mental Health Services
                  Facilities)                            5.000    02/15/2023     08/15/2008 A          433,180
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYS DA (Mental Health Services
                  Facilities)                            5.000    02/15/2025     02/15/2015 A        2,121,360
---------------------------------------------------------------------------------------------------------------
        220,000   NYS DA (Mental Health Services
                  Facilities)                            5.000    02/15/2029     02/15/2009 A          225,799
---------------------------------------------------------------------------------------------------------------
        535,000   NYS DA (Mental Health Services
                  Facilities)                            5.250    02/15/2018     02/15/2007 A          548,669
---------------------------------------------------------------------------------------------------------------
        225,000   NYS DA (Mental Health Services
                  Facilities)                            5.250    02/15/2023     02/15/2014 A          241,839
---------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (Mental Health Services
                  Facilities)                            5.375    02/15/2026     02/15/2007 A           25,482
---------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (Mental Health Services
                  Facilities)                            5.500    08/15/2017     02/15/2007 A           25,646
---------------------------------------------------------------------------------------------------------------
         40,000   NYS DA (Mental Health Services
                  Facilities)                            5.625    02/15/2021     02/15/2007 A           41,112
---------------------------------------------------------------------------------------------------------------
         65,000   NYS DA (Mental Health Services
                  Facilities)                            5.625    02/15/2021     02/15/2007 A           66,710
---------------------------------------------------------------------------------------------------------------
        450,000   NYS DA (Mental Health Services
                  Facilities)                            5.750    08/15/2011     02/15/2007 E          462,051
---------------------------------------------------------------------------------------------------------------
        120,000   NYS DA (Mental Health Services
                  Facilities)                            5.750    08/15/2012     02/15/2007 A          123,230
---------------------------------------------------------------------------------------------------------------
         95,000   NYS DA (Mental Health Services
                  Facilities)                            5.750    02/15/2027     02/15/2007 A           97,694
---------------------------------------------------------------------------------------------------------------
        285,000   NYS DA (Mental Health)                 5.250    08/15/2024     08/15/2009 A          299,108
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Mental Health)                 5.750    08/15/2012     02/15/2007 A           20,538
---------------------------------------------------------------------------------------------------------------
        750,000   NYS DA (Millard Fillmore Hospital)     5.375    02/01/2017     02/01/2007 A          773,393
---------------------------------------------------------------------------------------------------------------
         70,000   NYS DA (Millard Fillmore Hospital)     5.375    02/01/2032     02/01/2007 A           72,190
---------------------------------------------------------------------------------------------------------------
      5,360,000   NYS DA (Miriam Osborn Memorial
                  Home Assoc.)                           6.875    07/01/2019 1   07/01/2010 A        5,967,449
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Montefiore Medical Center)     5.000    02/01/2022     02/01/2015 A        1,063,330
---------------------------------------------------------------------------------------------------------------
      5,000,000   NYS DA (Montefiore Medical Center)     5.000    08/01/2023     02/01/2015 A        5,316,650
---------------------------------------------------------------------------------------------------------------
      4,500,000   NYS DA (Montefiore Medical Center)     5.000    02/01/2028     02/01/2015 A        4,745,970
---------------------------------------------------------------------------------------------------------------
         30,000   NYS DA (Montefiore Medical Center)     5.250    08/01/2019     08/01/2010 A           31,432
---------------------------------------------------------------------------------------------------------------
        350,000   NYS DA (Montefiore Medical Center)     5.500    08/01/2038     08/01/2009 A          369,383
---------------------------------------------------------------------------------------------------------------
         75,000   NYS DA (Mount Sinai School of
                  Medicine)                              5.000    07/01/2015     01/01/2007 A           75,068
---------------------------------------------------------------------------------------------------------------
         70,000   NYS DA (Mount Sinai School of
                  Medicine)                              5.000    07/01/2016     01/01/2007 A           70,249
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Mount Sinai School of
                  Medicine)                              5.000    07/01/2021     01/01/2007 A        1,001,010
---------------------------------------------------------------------------------------------------------------
      6,500,000   NYS DA (MSH/NYU Hospital
                  Center/HJDOI Obligated Group)          6.500    07/01/2017     07/01/2010 A        7,035,340
---------------------------------------------------------------------------------------------------------------


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     1,750,000   NYS DA (MSH/NYU Hospital
                  Center/HJDOI Obligated Group) 2        6.750%   07/01/2020     07/01/2010 A   $    1,907,868
---------------------------------------------------------------------------------------------------------------
      5,770,000   NYS DA (MSH/NYU Hospital
                  Center/HJDOI Obligated Group) RITES    8.246 5  07/01/2015     07/01/2010 A        6,755,920
---------------------------------------------------------------------------------------------------------------
      5,665,000   NYS DA (MSH/NYU Hospital
                  Center/HJDOI Obligated Group) RITES    8.246 5  07/01/2016     07/01/2010 A        6,620,686
---------------------------------------------------------------------------------------------------------------
      1,750,000   NYS DA (Mt. Sinai/NYU Health)          5.500    07/01/2026     07/01/2008 A        1,778,350
---------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (Municipal Health
                  Facilities)                            5.000    01/15/2023     01/15/2009 A           25,887
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Municipal Health
                  Facilities)                            5.500    05/15/2016     05/15/2007 A           20,427
---------------------------------------------------------------------------------------------------------------
        320,000   NYS DA (Municipal Health
                  Facilities)                            5.500    05/15/2024     05/15/2007 A          326,861
---------------------------------------------------------------------------------------------------------------
        100,000   NYS DA (New York Medical College)      5.000    07/01/2021     07/01/2008 A          103,234
---------------------------------------------------------------------------------------------------------------
         10,000   NYS DA (Niagara Lutheran Devel.)       5.450    08/01/2017     08/01/2007 A           10,340
---------------------------------------------------------------------------------------------------------------
      4,200,000   NYS DA (North General Hospital)        5.750    02/15/2019     02/15/2013 A        4,648,266
---------------------------------------------------------------------------------------------------------------
      3,750,000   NYS DA (North General Hospital)        5.750    02/15/2020     02/15/2013 A        4,154,925
---------------------------------------------------------------------------------------------------------------
         60,000   NYS DA (North Shore University
                  Hospital)                              5.000    11/01/2023     11/01/2008 A           62,022
---------------------------------------------------------------------------------------------------------------
     19,000,000   NYS DA (North Shore University
                  Hospital)                              5.200    11/01/2017     11/01/2008 A       19,735,110
---------------------------------------------------------------------------------------------------------------
         40,000   NYS DA (Northeast Parent & Child)      5.500    07/01/2018     07/01/2009 A           42,332
---------------------------------------------------------------------------------------------------------------
         10,000   NYS DA (NY & Presbyterian Hospital)    5.000    02/01/2019     02/01/2008 A           10,258
---------------------------------------------------------------------------------------------------------------
         30,000   NYS DA (NY Downtown Hospital)          5.300    02/15/2020     02/15/2008 A           30,951
---------------------------------------------------------------------------------------------------------------
      1,385,000   NYS DA (NY Hospital Medical Center)    5.550    08/15/2029 1   08/15/2009 A        1,462,657
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (NY Methodist Hospital)         5.250    07/01/2024     07/01/2014 A        1,057,630
---------------------------------------------------------------------------------------------------------------
      2,325,000   NYS DA (Nyack Hospital)                6.250    07/01/2013     05/10/2009 B        2,313,863
---------------------------------------------------------------------------------------------------------------
         35,000   NYS DA (Our Lady of Consolation
                  Geriatric Care Center)                 5.900    08/01/2020     02/01/2007 A           35,408
---------------------------------------------------------------------------------------------------------------
        270,000   NYS DA (Our Lady of Consolation
                  Geriatric Care Center)                 6.050    08/01/2035     02/01/2007 A          273,151
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYS DA (Park Ridge Hsg.)               6.375    08/01/2020 1   08/01/2010 A        2,153,440
---------------------------------------------------------------------------------------------------------------
      1,595,000   NYS DA (Park Ridge Hsg.)               6.500    08/01/2025 1   08/01/2010 A        1,714,673
---------------------------------------------------------------------------------------------------------------
        100,000   NYS DA (Pratt Institute)               6.000    07/01/2024     07/01/2010 A          107,309
---------------------------------------------------------------------------------------------------------------
      3,680,000   NYS DA (Providence Rest)               5.000    07/01/2021     07/01/2015 A        3,851,010
---------------------------------------------------------------------------------------------------------------
      1,250,000   NYS DA (Providence Rest)               5.125    07/01/2030     07/01/2015 A        1,307,313
---------------------------------------------------------------------------------------------------------------
        120,000   NYS DA (Resurrection Rest Home
                  Castleton on Hudson)                   6.050    08/01/2035 1   02/01/2007 A          121,400
---------------------------------------------------------------------------------------------------------------
      8,330,000   NYS DA (Rochester General Hospital)    5.000    12/01/2025     12/01/2015 A        8,770,824
---------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (Rochester Institute of
                  Technology)                            5.250    07/01/2025     07/01/2012 A           53,341
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Rockefeller University)        5.000    07/01/2028     07/01/2008 A           20,590
---------------------------------------------------------------------------------------------------------------
      5,100,000   NYS DA (Ryan-Clinton Community
                  Health Center)                         6.100    07/01/2019 1   01/01/2010 A        5,497,698
---------------------------------------------------------------------------------------------------------------
      5,000,000   NYS DA (School District Financing)     5.750    10/01/2022 1   10/01/2012 A        5,541,800
---------------------------------------------------------------------------------------------------------------


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        15,000   NYS DA (SCSMC/SV/CHSLI Obligated
                  Group)                                 5.750%   07/01/2020     07/01/2010 A   $       15,850
---------------------------------------------------------------------------------------------------------------
     15,000,000   NYS DA (SCSMC/SV/CHSLI Obligated
                  Group)                                 6.500    07/01/2020 1   07/01/2010 A       16,349,700
---------------------------------------------------------------------------------------------------------------
         25,000   NYS DA (Service Contract)              5.250    07/01/2019     07/01/2007 A           25,532
---------------------------------------------------------------------------------------------------------------
     15,480,000   NYS DA (SFH/GSHMC/MMC/SCHRC
                  Obligated Group)                       5.000    07/01/2021     07/01/2014 A       16,078,457
---------------------------------------------------------------------------------------------------------------
         35,000   NYS DA (Skidmore College)              5.000    07/01/2028     07/01/2008 A           36,033
---------------------------------------------------------------------------------------------------------------
        200,000   NYS DA (Southside Hospital)            5.000    02/15/2018     02/15/2008 A          205,498
---------------------------------------------------------------------------------------------------------------
         65,000   NYS DA (Special Act School
                  Districts)                             5.625    07/01/2009     01/01/2007 A           65,753
---------------------------------------------------------------------------------------------------------------
          5,000   NYS DA (Special Act School
                  Districts)                             5.700    07/01/2010     01/01/2007 A            5,058
---------------------------------------------------------------------------------------------------------------
         10,000   NYS DA (Special Act School
                  Districts)                             5.750    07/01/2011     01/01/2007 A           10,117
---------------------------------------------------------------------------------------------------------------
        320,000   NYS DA (Special Act School
                  Districts)                             5.875    07/01/2013     01/01/2007 A          323,754
---------------------------------------------------------------------------------------------------------------
         15,000   NYS DA (Special Act School
                  Districts)                             6.000    07/01/2016     01/01/2007 A           15,178
---------------------------------------------------------------------------------------------------------------
        460,000   NYS DA (Special Act School
                  Districts)                             6.000    07/01/2019     01/01/2007 A          465,497
---------------------------------------------------------------------------------------------------------------
        100,000   NYS DA (St. Barnabas Hospital)         5.450    08/01/2035     08/01/2007 A          102,465
---------------------------------------------------------------------------------------------------------------
         75,000   NYS DA (St. Charles Hospital and
                  Rehabilitation Center)                 5.500    07/01/2022     07/01/2009 A           79,240
---------------------------------------------------------------------------------------------------------------
        345,000   NYS DA (St. Charles Hospital and
                  Rehabilitation Center/Catholic
                  Health Services of Long Island
                  Obligated Group)                       5.800    07/01/2015     07/01/2009 A          366,445
---------------------------------------------------------------------------------------------------------------
         30,000   NYS DA (St. Clare's Hospital)          5.300    02/15/2019     02/15/2008 A           31,055
---------------------------------------------------------------------------------------------------------------
        100,000   NYS DA (St. Francis Hospital)          5.500    07/01/2029     07/01/2009 A          105,545
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (St. John's Health Care
                  Corp.)                                 6.250    02/01/2036     02/01/2007 A           20,639
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (St. John's University)         5.250    07/01/2018     07/01/2008 A           20,735
---------------------------------------------------------------------------------------------------------------
        905,000   NYS DA (St. John's University)         5.250    07/01/2025     07/01/2008 A          936,910
---------------------------------------------------------------------------------------------------------------
      2,880,000   NYS DA (St. John's University)         5.600    07/01/2016     01/01/2007 A        2,941,920
---------------------------------------------------------------------------------------------------------------
      5,040,000   NYS DA (St. Joseph's Hospital
                  Health Center)                         5.250    07/01/2018 1   07/01/2007 A        5,196,744
---------------------------------------------------------------------------------------------------------------
      2,005,000   NYS DA (St. Vincent DePaul
                  Residence)                             5.300    07/01/2018 1   07/01/2009 A        2,085,982
---------------------------------------------------------------------------------------------------------------
         80,000   NYS DA (State University Athletic
                  Facilities)                            5.250    07/01/2018     07/01/2008 A           82,938
---------------------------------------------------------------------------------------------------------------
         50,000   NYS DA (State University
                  Educational Facilities)                3.149 6  05/15/2007     05/15/2007             48,870
---------------------------------------------------------------------------------------------------------------
      4,035,000   NYS DA (State University
                  Educational Facilities)                5.125    05/15/2021     05/15/2008 A        4,141,564
---------------------------------------------------------------------------------------------------------------
      3,000,000   NYS DA (State University
                  Educational Facilities)                5.125    05/15/2021     05/01/2008 A        3,098,190
---------------------------------------------------------------------------------------------------------------
      9,700,000   NYS DA (State University
                  Educational Facilities)                5.375    05/15/2011     05/15/2008 A       10,051,237
---------------------------------------------------------------------------------------------------------------


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        10,000   NYS DA (Staten Island University
                  Hospital)                              5.000%   07/01/2017     07/01/2008 A   $       10,274
---------------------------------------------------------------------------------------------------------------
        345,000   NYS DA (Suffern Free Library
                  Assoc.)                                5.000    07/01/2020     07/01/2008 A          359,397
---------------------------------------------------------------------------------------------------------------
      3,605,000   NYS DA (Teresian House)                5.250    07/01/2017     07/01/2007 A        3,709,581
---------------------------------------------------------------------------------------------------------------
          5,000   NYS DA (The Highlands Living)          6.600    02/01/2034     02/01/2007 A            5,039
---------------------------------------------------------------------------------------------------------------
      3,460,000   NYS DA (The Rosalind & Joseph
                  Gurwin Jewish Geriatric Center of
                  Long Island)                           5.400    02/01/2015     02/01/2007 A        3,571,066
---------------------------------------------------------------------------------------------------------------
        170,000   NYS DA (The Rosalind & Joseph
                  Gurwin Jewish Geriatric Center of
                  Long Island)                           5.700    02/01/2037     02/01/2007 A          174,549
---------------------------------------------------------------------------------------------------------------
      2,140,000   NYS DA (United Cerebral Palsy
                  Assoc. of Nassau County)               5.500    07/01/2024     02/01/2007 A        2,185,989
---------------------------------------------------------------------------------------------------------------
      1,250,000   NYS DA (United Cerebral Palsy
                  Assoc. of NYC)                         5.750    07/01/2018 1   07/01/2012 A        1,394,200
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (United Health Services)        5.500    08/01/2017     02/01/2010 A           20,415
---------------------------------------------------------------------------------------------------------------
        265,000   NYS DA (University of Rochester)       5.000    07/01/2027     07/01/2008 A          272,818
---------------------------------------------------------------------------------------------------------------
         20,000   NYS DA (Upstate Community Colleges)    5.000    07/01/2028     07/01/2009 A           20,618
---------------------------------------------------------------------------------------------------------------
      1,905,000   NYS DA (Upstate Community
                  Colleges) 2                            5.125    07/01/2021     07/01/2014 A        2,027,625
---------------------------------------------------------------------------------------------------------------
      1,165,000   NYS DA (Upstate Community Colleges)    5.125    07/01/2022     07/01/2014 A        1,236,811
---------------------------------------------------------------------------------------------------------------
         35,000   NYS DA (Upstate Community Colleges)    5.875    07/01/2016 1   07/01/2007 A           36,316
---------------------------------------------------------------------------------------------------------------
        245,000   NYS DA (Vassar College)                5.000    07/01/2025     07/01/2007 A          248,849
---------------------------------------------------------------------------------------------------------------
         35,000   NYS DA (W.K. Nursing Home)             6.050    02/01/2026     02/01/2007 A           35,757
---------------------------------------------------------------------------------------------------------------
      2,445,000   NYS DA (W.K. Nursing Home)             6.125    02/01/2036     02/01/2007 A        2,509,768
---------------------------------------------------------------------------------------------------------------
        645,000   NYS DA (Wesley Gardens)                6.125    08/01/2035     02/01/2007 A          658,997
---------------------------------------------------------------------------------------------------------------
        500,000   NYS DA (Willow Towers)                 5.250    02/01/2022     08/01/2012 A          536,065
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYS DA (Wyckoff Heights Medical
                  Center)                                5.200    02/15/2014     02/15/2008 A        1,032,490
---------------------------------------------------------------------------------------------------------------
      1,020,000   NYS DA (Wyckoff Heights Medical
                  Center)                                5.300    08/15/2021     02/15/2008 A        1,057,281
---------------------------------------------------------------------------------------------------------------
     50,500,000   NYS DA RITES                           3.889 5  08/15/2025     08/15/2015 A       53,910,770
---------------------------------------------------------------------------------------------------------------
      5,680,000   NYS DA ROLs                            4.365 5  07/01/2016     07/01/2016          5,922,536
---------------------------------------------------------------------------------------------------------------
      2,230,000   NYS DA Service Contract (CCFDP)        5.375    04/01/2020     04/01/2012 A        2,378,473
---------------------------------------------------------------------------------------------------------------
      2,350,000   NYS DA Service Contract (CCFDP)        5.375    04/01/2021     04/01/2012 A        2,504,066
---------------------------------------------------------------------------------------------------------------
        140,000   NYS DA, Series B                       5.500    08/15/2017     02/15/2007 A          143,711
---------------------------------------------------------------------------------------------------------------
        275,000   NYS DA, Series B                       5.625    02/15/2021     02/15/2007 A          282,519
---------------------------------------------------------------------------------------------------------------
         15,000   NYS EFC                                5.600    09/15/2013     03/15/2007 A           15,023
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYS EFC 2                              5.650    02/15/2017     08/15/2007 A        1,037,490
---------------------------------------------------------------------------------------------------------------
         15,000   NYS EFC (Clean Water & Drinking
                  Revolving Funds)                       5.000    06/15/2019     06/15/2008 A           15,485
---------------------------------------------------------------------------------------------------------------
      3,185,000   NYS EFC (Clean Water & Drinking
                  Revolving Funds)                       5.000    06/15/2019     06/15/2008 A        3,290,041
---------------------------------------------------------------------------------------------------------------
        565,000   NYS EFC (L.I. Water Corp.)             5.250    08/01/2027     02/01/2007 A          565,509
---------------------------------------------------------------------------------------------------------------


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        20,000   NYS EFC (NYC Municipal Water
                  Finance Authority)                     5.875%   06/15/2014     12/15/2006 A   $       20,868
---------------------------------------------------------------------------------------------------------------
         25,000   NYS EFC (NYS Water Services)           5.700    07/15/2012     01/15/2007 A           25,540
---------------------------------------------------------------------------------------------------------------
        135,000   NYS EFC (NYS Water Services)           6.500    03/15/2007     03/15/2007            136,035
---------------------------------------------------------------------------------------------------------------
      2,015,000   NYS EFC (NYS Water Services)           6.875    06/15/2010 1   12/15/2006 A        2,035,049
---------------------------------------------------------------------------------------------------------------
      1,705,000   NYS EFC (NYS Water Services) 2         6.875    06/15/2014 1   12/15/2006 A        1,709,450
---------------------------------------------------------------------------------------------------------------
        640,000   NYS EFC (NYS Water Services)           7.250    06/15/2010 1   12/15/2006 A          641,901
---------------------------------------------------------------------------------------------------------------
        930,000   NYS EFC (NYS Water Services)           7.500    06/15/2012 1   12/15/2006 A          957,165
---------------------------------------------------------------------------------------------------------------
         25,000   NYS EFC (NYS Water Services)           7.500    06/15/2012 1   12/15/2006 A           25,651
---------------------------------------------------------------------------------------------------------------
      1,425,000   NYS EFC (Personal Income Tax) 2        5.250    01/01/2022     01/01/2013 A        1,535,708
---------------------------------------------------------------------------------------------------------------
      7,300,000   NYS EFC (Pilgrim State Sewage
                  Treatment)                             6.300    03/15/2016     03/15/2007 A        7,378,548
---------------------------------------------------------------------------------------------------------------
        500,000   NYS EFC (Pollution Control)            5.550    08/15/2014     08/15/2009 B          520,495
---------------------------------------------------------------------------------------------------------------
         80,000   NYS EFC (Riverbank State Park)         5.125    04/01/2022     04/01/2007 A           80,586
---------------------------------------------------------------------------------------------------------------
        120,000   NYS EFC (Riverbank State Park)         5.500    04/01/2016     04/01/2007 A          123,458
---------------------------------------------------------------------------------------------------------------
        520,000   NYS EFC (Spring Valley Water
                  Company)                               5.650    11/01/2023     05/01/2007 A          520,816
---------------------------------------------------------------------------------------------------------------
      2,000,000   NYS EFC (Spring Valley Water
                  Company) 2                             6.300    08/01/2024     02/01/2007 A        2,021,520
---------------------------------------------------------------------------------------------------------------
      1,260,000   NYS EFC (State Water Revolving
                  Fund)                                  5.800    01/15/2014     01/15/2007 A        1,287,279
---------------------------------------------------------------------------------------------------------------
      4,250,000   NYS EFC (Waste Management) 2           4.450    07/01/2017     07/01/2009 C        4,293,690
---------------------------------------------------------------------------------------------------------------
      9,900,000   NYS ERDA (Brooklyn Union Gas Co.)      5.500    01/01/2021     01/01/2008 A       10,112,256
---------------------------------------------------------------------------------------------------------------
    132,585,000   NYS ERDA (Con Ed)                      4.700    06/01/2036     04/03/2007 A      132,644,663
---------------------------------------------------------------------------------------------------------------
         70,000   NYS ERDA (Corning Natural Gas)         8.250    12/01/2018     12/01/2006 A           71,295
---------------------------------------------------------------------------------------------------------------
      1,005,000   NYS ERDA (LILCO)                       5.150    03/01/2016     03/01/2007 A        1,006,206
---------------------------------------------------------------------------------------------------------------
      4,450,000   NYS ERDA (LILCO)                       5.150    03/01/2016     03/01/2007 A        4,469,224
---------------------------------------------------------------------------------------------------------------
      4,210,000   NYS ERDA (LILCO)                       5.150    03/01/2016     03/01/2007 A        4,225,914
---------------------------------------------------------------------------------------------------------------
      8,725,000   NYS ERDA (LILCO)                       5.150    03/01/2016     03/01/2007 A        8,757,981
---------------------------------------------------------------------------------------------------------------
      2,065,000   NYS ERDA (NIMO), Series A              5.150    11/01/2025     11/01/2008 A        2,161,043
---------------------------------------------------------------------------------------------------------------
          5,000   NYS GO                                 5.000    09/15/2017     09/15/2008 A            5,179
---------------------------------------------------------------------------------------------------------------
          5,000   NYS GO                                 5.300    07/15/2015     01/15/2007 A            5,056
---------------------------------------------------------------------------------------------------------------
         10,000   NYS GO                                 5.300    07/15/2017     01/15/2007 A           10,113
---------------------------------------------------------------------------------------------------------------
         20,000   NYS GO                                 5.500    07/15/2024     01/15/2007 A           20,230
---------------------------------------------------------------------------------------------------------------
         40,000   NYS GO                                 6.600    12/01/2014     12/01/2006 A           40,198
---------------------------------------------------------------------------------------------------------------
      1,625,000   NYS HFA (Economic Devel. & Hsg.)       5.250    03/15/2016     03/15/2013 A        1,781,163
---------------------------------------------------------------------------------------------------------------
        600,000   NYS HFA (Fulton Manor)                 6.100    11/15/2025     05/15/2007 A          614,046
---------------------------------------------------------------------------------------------------------------
         20,000   NYS HFA (General Hsg.)                 6.600    11/01/2006     11/01/2006             20,040
---------------------------------------------------------------------------------------------------------------
        850,000   NYS HFA (Golden Age Apartments)        5.000    02/15/2037     02/15/2016 A          865,564
---------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Hospital & Nursing Home)      5.500    11/01/2012     05/01/2007 E            5,482
---------------------------------------------------------------------------------------------------------------
         15,000   NYS HFA (Hospital & Nursing Home)      5.875    11/01/2010     05/01/2007 E           16,168
---------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Hospital & Nursing Home)      5.900    11/01/2010     05/01/2007 E            5,423
---------------------------------------------------------------------------------------------------------------


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        10,000   NYS HFA (Hospital & Nursing Home)      6.000%   11/01/2013     02/01/2008 A   $       11,304
---------------------------------------------------------------------------------------------------------------
         35,000   NYS HFA (Hospital & Nursing Home)      6.000    11/01/2014     05/01/2007 E           40,226
---------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Hospital & Nursing Home)      6.875    11/01/2009     05/01/2007 E            5,454
---------------------------------------------------------------------------------------------------------------
         25,000   NYS HFA (Loewn Devel. of Wappingers
                  Falls)                                 5.250    08/15/2019     02/15/2009 A           25,668
---------------------------------------------------------------------------------------------------------------
         70,000   NYS HFA (Meadow Manor)                 7.750    11/01/2019 1   05/01/2007 A           70,215
---------------------------------------------------------------------------------------------------------------
        345,000   NYS HFA (Multifamily Hsg.)             5.300    08/15/2022     08/15/2012 A          359,838
---------------------------------------------------------------------------------------------------------------
        505,000   NYS HFA (Multifamily Hsg.)             5.850    08/15/2013 1   02/15/2007 A          505,626
---------------------------------------------------------------------------------------------------------------
         85,000   NYS HFA (Multifamily Hsg.)             5.950    08/15/2024 1   02/15/2007 A           85,685
---------------------------------------------------------------------------------------------------------------
        185,000   NYS HFA (Multifamily Hsg.)             6.000    08/15/2027 1   02/15/2008 A          192,239
---------------------------------------------------------------------------------------------------------------
         65,000   NYS HFA (Multifamily Hsg.)             6.050    08/15/2032     02/15/2007 A           66,576
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYS HFA (Multifamily Hsg.)             6.100    08/15/2016 1   08/15/2008 A        1,020,790
---------------------------------------------------------------------------------------------------------------
         50,000   NYS HFA (Multifamily Hsg.)             6.100    08/15/2028     02/15/2007 A           51,053
---------------------------------------------------------------------------------------------------------------
        450,000   NYS HFA (Multifamily Hsg.)             6.100    11/15/2036     05/15/2007 A          460,787
---------------------------------------------------------------------------------------------------------------
         20,000   NYS HFA (Multifamily Hsg.)             6.200    08/15/2012 1   02/15/2007 A           20,029
---------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Multifamily Hsg.)             6.250    08/15/2014 1   02/15/2007 A            5,008
---------------------------------------------------------------------------------------------------------------
         15,000   NYS HFA (Multifamily Hsg.)             6.250    08/15/2014     02/15/2007 A           15,024
---------------------------------------------------------------------------------------------------------------
        250,000   NYS HFA (Multifamily Hsg.)             6.250    08/15/2023 1   02/15/2007 A          255,205
---------------------------------------------------------------------------------------------------------------
         30,000   NYS HFA (Multifamily Hsg.)             6.250    08/15/2023     02/15/2007 A           30,040
---------------------------------------------------------------------------------------------------------------
        330,000   NYS HFA (Multifamily Hsg.)             6.250    08/15/2025     02/15/2007 A          342,065
---------------------------------------------------------------------------------------------------------------
        135,000   NYS HFA (Multifamily Hsg.)             6.250    08/15/2027 1   02/15/2007 A          137,849
---------------------------------------------------------------------------------------------------------------
        280,000   NYS HFA (Multifamily Hsg.) 3           6.350    08/15/2023 1   02/15/2007 A          281,033
---------------------------------------------------------------------------------------------------------------
        130,000   NYS HFA (Multifamily Hsg.)             6.450    08/15/2014 1   02/15/2007 A          133,147
---------------------------------------------------------------------------------------------------------------
        135,000   NYS HFA (Multifamily Hsg.)             6.500    08/15/2024 1   02/15/2007 A          138,187
---------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Multifamily Hsg.)             6.500    08/15/2024     02/15/2007 A            5,008
---------------------------------------------------------------------------------------------------------------
        455,000   NYS HFA (Multifamily Hsg.)             6.625    08/15/2012     02/15/2007 A          455,683
---------------------------------------------------------------------------------------------------------------
      1,365,000   NYS HFA (Multifamily Hsg.)             6.700    08/15/2025 1   02/15/2007 A        1,367,048
---------------------------------------------------------------------------------------------------------------
        450,000   NYS HFA (Multifamily Hsg.)             6.750    11/15/2036     05/15/2007 A          459,819
---------------------------------------------------------------------------------------------------------------
        230,000   NYS HFA (Multifamily Hsg.)             6.850    11/01/2019 1   05/01/2007 A          236,093
---------------------------------------------------------------------------------------------------------------
        105,000   NYS HFA (Multifamily Hsg.)             6.900    08/15/2007 1   02/15/2007 A          105,212
---------------------------------------------------------------------------------------------------------------
         30,000   NYS HFA (Multifamily Hsg.)             6.950    08/15/2012 1   02/15/2007 A           30,475
---------------------------------------------------------------------------------------------------------------
        100,000   NYS HFA (Multifamily Hsg.)             7.000    08/15/2012     02/15/2007 A          101,298
---------------------------------------------------------------------------------------------------------------
        130,000   NYS HFA (Multifamily Hsg.)             7.000    08/15/2022     02/15/2007 A          131,687
---------------------------------------------------------------------------------------------------------------
      1,350,000   NYS HFA (Multifamily Hsg.)             7.050    08/15/2024 1   02/15/2007 A        1,355,319
---------------------------------------------------------------------------------------------------------------
         20,000   NYS HFA (Nonprofit Hsg.)               6.200    11/01/2006     11/01/2006             20,035
---------------------------------------------------------------------------------------------------------------
         15,000   NYS HFA (Nonprofit Hsg.)               6.200    11/01/2007     05/01/2007 A           15,247
---------------------------------------------------------------------------------------------------------------
         30,000   NYS HFA (Nonprofit Hsg.)               6.200    11/01/2008     05/01/2007 A           30,494
---------------------------------------------------------------------------------------------------------------
          5,000   NYS HFA (Nonprofit Hsg.)               6.200    11/01/2009     05/01/2007 A            5,082
---------------------------------------------------------------------------------------------------------------
         50,000   NYS HFA (Nonprofit Hsg.)               6.200    11/01/2011     05/01/2007 A           50,824
---------------------------------------------------------------------------------------------------------------
         40,000   NYS HFA (Nonprofit Hsg.)               6.200    11/01/2012     05/01/2007 A           40,483
---------------------------------------------------------------------------------------------------------------
         25,000   NYS HFA (Nonprofit Hsg.)               6.200    11/01/2013     05/01/2007 A           25,412
---------------------------------------------------------------------------------------------------------------


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$         6,000   NYS HFA (Nonprofit Hsg.)               6.600%   11/01/2009     05/01/2007 A   $        6,146
---------------------------------------------------------------------------------------------------------------
          9,000   NYS HFA (Nonprofit Hsg.)               6.875    11/01/2010     05/01/2007 A            9,240
---------------------------------------------------------------------------------------------------------------
        380,000   NYS HFA (Nonprofit Hsg.)               8.400    11/01/2006     11/01/2006            381,189
---------------------------------------------------------------------------------------------------------------
        405,000   NYS HFA (Nonprofit Hsg.)               8.400    11/01/2007     05/01/2007 A          411,521
---------------------------------------------------------------------------------------------------------------
        445,000   NYS HFA (Nonprofit Hsg.)               8.400    11/01/2008     05/01/2007 A          452,165
---------------------------------------------------------------------------------------------------------------
      1,435,000   NYS HFA (NYC Health Facilities) 2      6.000    05/01/2007     05/01/2007          1,454,114
---------------------------------------------------------------------------------------------------------------
      4,275,000   NYS HFA (NYC Health Facilities)        6.000    05/01/2008     05/01/2007 A        4,346,777
---------------------------------------------------------------------------------------------------------------
      2,400,000   NYS HFA (Phillips Village)             7.750    08/15/2017     02/15/2007 A        2,445,480
---------------------------------------------------------------------------------------------------------------
         55,000   NYS HFA (Service Contract)             5.375    03/15/2023     03/15/2007 A           55,075
---------------------------------------------------------------------------------------------------------------
        190,000   NYS HFA (Service Contract)             5.500    09/15/2018     03/15/2008 A          196,743
---------------------------------------------------------------------------------------------------------------
      1,860,000   NYS HFA (Service Contract)             5.500    09/15/2022 1   03/15/2008 A        1,924,784
---------------------------------------------------------------------------------------------------------------
        560,000   NYS HFA (Service Contract)             6.000    03/15/2026     03/15/2007 A          572,236
---------------------------------------------------------------------------------------------------------------
      1,955,000   NYS HFA (Simeon Dewitt)                8.000    11/01/2018 1   05/01/2007 A        1,998,264
---------------------------------------------------------------------------------------------------------------
        400,000   NYS HFA (Tiffany Gardens)              4.500    08/15/2015     03/01/2012 B          403,716
---------------------------------------------------------------------------------------------------------------
        275,000   NYS HFA (Wyndham Lawn Home for
                  Children)                              5.900    08/15/2017     02/15/2007 A          285,769
---------------------------------------------------------------------------------------------------------------
         70,000   NYS HFA, Series A                      5.800    11/01/2009     05/01/2007 A           71,202
---------------------------------------------------------------------------------------------------------------
        130,000   NYS HFA, Series A                      5.875    11/01/2010     05/01/2007 A          132,808
---------------------------------------------------------------------------------------------------------------
     12,245,000   NYS HFA, Series A                      6.100    11/01/2015 1   05/01/2007 A       12,512,063
---------------------------------------------------------------------------------------------------------------
      6,605,000   NYS HFA, Series A                      6.125    11/01/2020 1   05/01/2007 A        6,750,310
---------------------------------------------------------------------------------------------------------------
         50,000   NYS LGAC                               4.875    04/01/2020     04/01/2008 A           51,285
---------------------------------------------------------------------------------------------------------------
         35,000   NYS LGAC                               5.000    04/01/2021     04/01/2008 A           36,025
---------------------------------------------------------------------------------------------------------------
         80,000   NYS LGAC                               5.375    04/01/2016     04/01/2007 A           81,474
---------------------------------------------------------------------------------------------------------------
        120,000   NYS LGAC                               5.375    04/01/2019     04/01/2007 A          122,251
---------------------------------------------------------------------------------------------------------------
     11,415,000   NYS LGAC                               5.400    04/01/2015     04/01/2007 A       11,625,036
---------------------------------------------------------------------------------------------------------------
        310,000   NYS LGSC (SCSB) 3                      6.375    12/15/2009     06/22/2008 B          317,617
---------------------------------------------------------------------------------------------------------------
         50,000   NYS Medcare (FHA Insured Mtg.)         6.150    02/15/2035     02/15/2007 A           50,414
---------------------------------------------------------------------------------------------------------------
        695,000   NYS Medcare (Healthcare)               6.350    11/01/2014 1   05/01/2007 A          702,645
---------------------------------------------------------------------------------------------------------------
        110,000   NYS Medcare (Hospital & Nursing
                  Home)                                  5.400    08/15/2033 1   02/15/2007 A          110,150
---------------------------------------------------------------------------------------------------------------
         10,000   NYS Medcare (Hospital & Nursing
                  Home)                                  6.100    08/15/2015     02/15/2007 A           10,217
---------------------------------------------------------------------------------------------------------------
        720,000   NYS Medcare (Hospital & Nursing
                  Home)                                  6.125    02/15/2015     02/15/2007 A          725,882
---------------------------------------------------------------------------------------------------------------
        870,000   NYS Medcare (Hospital & Nursing
                  Home)                                  6.200    08/15/2013     02/15/2007 A          871,566
---------------------------------------------------------------------------------------------------------------
         95,000   NYS Medcare (Hospital & Nursing
                  Home)                                  6.200    08/15/2022     02/15/2007 A           95,751
---------------------------------------------------------------------------------------------------------------
         15,000   NYS Medcare (Hospital & Nursing
                  Home)                                  6.200    08/15/2022     02/15/2007 A           15,033
---------------------------------------------------------------------------------------------------------------
      1,200,000   NYS Medcare (Hospital & Nursing
                  Home)                                  6.300    08/15/2023     02/15/2007 A        1,202,352
---------------------------------------------------------------------------------------------------------------
        310,000   NYS Medcare (Hospital & Nursing
                  Home)                                  7.000    08/15/2032     02/15/2007 A          311,907
---------------------------------------------------------------------------------------------------------------
        235,000   NYS Medcare (Hospital & Nursing
                  Home)                                  7.400    11/01/2016 1   05/01/2007 A          235,684
---------------------------------------------------------------------------------------------------------------


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       300,000   NYS Medcare (Hospital & Nursing
                  Home)                                  9.375%   11/01/2016 1   05/01/2007 A   $      311,700
---------------------------------------------------------------------------------------------------------------
        140,000   NYS Medcare (Hospital & Nursing
                  Home)                                 10.000    11/01/2006 1   11/01/2006            140,641
---------------------------------------------------------------------------------------------------------------
        195,000   NYS Medcare (Insured Mtg. Nursing)     6.150    02/15/2025     02/15/2007 A          196,613
---------------------------------------------------------------------------------------------------------------
         85,000   NYS Medcare (Montefiore Medical
                  Center)                                5.700    02/15/2012     02/15/2007 A           85,597
---------------------------------------------------------------------------------------------------------------
      6,820,000   NYS Medcare (Montefiore Medical
                  Center)                                5.750    02/15/2015     02/15/2007 A        6,867,126
---------------------------------------------------------------------------------------------------------------
      8,140,000   NYS Medcare (Montefiore Medical
                  Center)                                5.750    02/15/2025 1   02/15/2007 A        8,153,105
---------------------------------------------------------------------------------------------------------------
        520,000   NYS Medcare (Montefiore Medical
                  Center)                                6.000    02/15/2035     02/15/2007 A          524,628
---------------------------------------------------------------------------------------------------------------
         25,000   NYS Medcare (St. Peter's Hospital)     5.250    11/01/2007     05/01/2007 A           25,030
---------------------------------------------------------------------------------------------------------------
        275,000   NYS Medcare (St. Peter's Hospital)     5.375    11/01/2020     05/01/2007 A          275,440
---------------------------------------------------------------------------------------------------------------
     10,710,000   NYS Municipal Bond Bank Agency
                  (Special School Purpose)               5.250    12/01/2019     06/01/2013 A       11,490,438
---------------------------------------------------------------------------------------------------------------
      2,930,000   NYS Municipal Bond Bank Agency
                  (Special School Purpose)               5.500    06/01/2015     06/01/2013 A        3,218,605
---------------------------------------------------------------------------------------------------------------
          5,000   NYS Power Authority                    5.875    01/01/2010     01/01/2007 A            5,179
---------------------------------------------------------------------------------------------------------------
         20,000   NYS Thruway Authority                  5.000    04/01/2017     04/01/2007 A           20,533
---------------------------------------------------------------------------------------------------------------
         15,000   NYS Thruway Authority                  5.250    04/01/2012     04/01/2008 A           15,517
---------------------------------------------------------------------------------------------------------------
         20,000   NYS Thruway Authority                  5.250    04/01/2015     04/01/2008 A           20,654
---------------------------------------------------------------------------------------------------------------
      1,230,000   NYS Thruway Authority                  6.000    04/01/2012     04/01/2007 A        1,268,561
---------------------------------------------------------------------------------------------------------------
     13,655,000   NYS Thruway Authority ROLs             4.111 5  01/01/2015     01/01/2015         14,183,175
---------------------------------------------------------------------------------------------------------------
      1,015,000   NYS Thruway Authority Service
                  Contract (Highway & Bridge)            6.000    04/01/2011     04/01/2007 A        1,046,820
---------------------------------------------------------------------------------------------------------------
      1,330,000   NYS Thruway Authority Service
                  Contract (Highway & Bridge)            6.000    04/01/2011     04/01/2007 A        1,372,454
---------------------------------------------------------------------------------------------------------------
      5,170,000   NYS Thruway Authority Service
                  Contract (Highway & Bridge)            6.000    04/01/2012     04/01/2007 A        5,335,026
---------------------------------------------------------------------------------------------------------------
         55,000   NYS Thruway Authority, Series B        5.250    04/01/2014     04/01/2008 A           56,799
---------------------------------------------------------------------------------------------------------------
        375,000   NYS Thruway Authority, Series E        5.000    01/01/2025     01/01/2008 A          384,161
---------------------------------------------------------------------------------------------------------------
      3,550,000   NYS Thruway Authority, Series E        5.000    01/01/2025     01/01/2008 A        3,636,727
---------------------------------------------------------------------------------------------------------------
        585,000   NYS Thruway Authority, Series E        5.250    01/01/2015     01/01/2008 A          601,649
---------------------------------------------------------------------------------------------------------------
         20,000   NYS UDC (Correctional Facilities)      5.000    01/01/2014     01/01/2008 A           20,707
---------------------------------------------------------------------------------------------------------------
        370,000   NYS UDC (Correctional Facilities)      5.000    01/01/2019     01/01/2008 A          381,111
---------------------------------------------------------------------------------------------------------------
         75,000   NYS UDC (Correctional Facilities)      5.000    01/01/2020 1   01/01/2008 A           77,675
---------------------------------------------------------------------------------------------------------------
         50,000   NYS UDC (Correctional Facilities)      5.000    01/01/2020     01/01/2008 A           51,455
---------------------------------------------------------------------------------------------------------------
         30,000   NYS UDC (Correctional Facilities)      5.892 6  01/01/2007     01/01/2007             29,723
---------------------------------------------------------------------------------------------------------------
     10,000,000   NYS UDC (Personal Income Tax)          5.250    03/15/2034     03/15/2014 A       10,694,200
---------------------------------------------------------------------------------------------------------------
    100,210,000   NYS UDC (South Mall) CAB               5.554 6  01/01/2011     11/03/2008 B       77,474,355
---------------------------------------------------------------------------------------------------------------
        725,000   NYS UDC (South Mall) CAB               5.799 6  01/01/2011     11/03/2008 B          559,932
---------------------------------------------------------------------------------------------------------------
        810,000   NYS UDC (South Mall) CAB               5.898 6  01/01/2011     11/03/2008 B          625,579
---------------------------------------------------------------------------------------------------------------
      4,000,000   NYS UDC (Subordinated Lien)            5.125    07/01/2020     07/01/2014 A        4,279,360
---------------------------------------------------------------------------------------------------------------
      1,000,000   NYS UDC (Subordinated Lien) 2          5.125    07/01/2021     07/01/2014 A        1,068,470
---------------------------------------------------------------------------------------------------------------


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     1,255,000   NYS UDC (Subordinated Lien)            5.375%   07/01/2022     01/01/2007 A   $    1,281,782
---------------------------------------------------------------------------------------------------------------
      4,725,000   NYS UDC (Subordinated Lien)            5.500    07/01/2016     07/01/2008 A        4,825,170
---------------------------------------------------------------------------------------------------------------
     15,350,000   NYS UDC (Subordinated Lien)            5.500    07/01/2016 1   01/01/2007 A       15,678,797
---------------------------------------------------------------------------------------------------------------
      6,495,000   NYS UDC (Subordinated Lien)            5.500    07/01/2022 1   01/01/2007 A        6,632,694
---------------------------------------------------------------------------------------------------------------
      3,235,000   NYS UDC (Subordinated Lien)            5.500    07/01/2026     01/01/2007 A        3,344,893
---------------------------------------------------------------------------------------------------------------
      2,210,000   NYS UDC (Subordinated Lien)            5.500    07/01/2026     01/01/2007 A        2,257,360
---------------------------------------------------------------------------------------------------------------
      6,720,000   NYS UDC (Subordinated Lien)            5.600    07/01/2026 1   01/01/2007 A        6,863,002
---------------------------------------------------------------------------------------------------------------
         70,000   Oneida County GO                       5.400    03/15/2011     03/15/2007 A           70,579
---------------------------------------------------------------------------------------------------------------
        510,000   Oneida County IDA (Bonide Products)    5.750    11/01/2007     01/17/2007 B          512,173
---------------------------------------------------------------------------------------------------------------
      2,285,000   Oneida County IDA (Faxton Hospital)    6.625    01/01/2015 1   01/01/2010 A        2,493,986
---------------------------------------------------------------------------------------------------------------
        600,000   Oneida County IDA (Presbyterian
                  Home)                                  6.100    06/01/2020     06/01/2010 A          645,336
---------------------------------------------------------------------------------------------------------------
      1,000,000   Oneida County IDA (Presbyterian
                  Home)                                  6.250    06/01/2015     06/01/2010 A        1,080,730
---------------------------------------------------------------------------------------------------------------
         50,000   Oneida Healthcare Corp. (Oneida
                  Health Systems)                        5.300    02/01/2021     02/01/2011 A           52,753
---------------------------------------------------------------------------------------------------------------
      3,895,000   Oneida Healthcare Corp. (Oneida
                  Health Systems)                        5.500    02/01/2016 1   02/01/2011 A        4,150,629
---------------------------------------------------------------------------------------------------------------
        195,000   Onondaga County IDA (Coltec
                  Industries)                            7.250    06/01/2008 1   12/01/2006 A          197,500
---------------------------------------------------------------------------------------------------------------
        365,000   Onondaga County IDA (Coltec
                  Industries)                            9.875    10/01/2010     04/01/2007 A          370,157
---------------------------------------------------------------------------------------------------------------
      2,605,000   Onondaga County IDA (Le Moyne
                  College)                               5.000    12/01/2012     07/22/2010 D        2,711,102
---------------------------------------------------------------------------------------------------------------
        920,000   Onondaga County IDA (Le Moyne
                  College)                               5.500    03/01/2014     03/01/2009 A          956,487
---------------------------------------------------------------------------------------------------------------
     26,615,000   Onondaga County Res Rec                5.000    05/01/2010     08/24/2008 B       26,548,196
---------------------------------------------------------------------------------------------------------------
         25,000   Ontario County GO                      5.550    08/15/2009     02/15/2007 A           25,182
---------------------------------------------------------------------------------------------------------------
        210,000   Orange County IDA (Glen Arden)         5.350    01/01/2007     01/01/2007            210,351
---------------------------------------------------------------------------------------------------------------
        230,000   Orange County IDA (Glen Arden)         5.400    01/01/2008     01/01/2008            231,978
---------------------------------------------------------------------------------------------------------------
         40,000   Orange County IDA (Orange Mental
                  Retardation Properties)                6.000    05/01/2008     05/01/2007 A           40,864
---------------------------------------------------------------------------------------------------------------
         60,000   Orange County IDA (Orange Mental
                  Retardation Properties)                6.125    05/01/2016 1   05/01/2007 A           61,279
---------------------------------------------------------------------------------------------------------------
      5,065,000   Orange County IDA (St. Luke's
                  Cornwall Hospital Obligated Group)     6.000    12/01/2016 1   12/01/2011 A        5,608,778
---------------------------------------------------------------------------------------------------------------
      1,920,000   Orange County IDA (St. Luke's
                  Cornwall Hospital Obligated Group)     6.000    12/01/2016 1   12/01/2011 A        2,126,131
---------------------------------------------------------------------------------------------------------------
        250,000   Oswego County IDA (Seneca Hill
                  Manor)                                 5.650    08/01/2037     08/01/2007 A          258,550
---------------------------------------------------------------------------------------------------------------
         25,000   Oswego GO                              5.600    01/15/2011     01/15/2007 A           25,160
---------------------------------------------------------------------------------------------------------------
        575,000   Otsego County IDA (Mary Imogene
                  Bassett Hospital)                      5.350    11/01/2020     11/01/2008 A          600,099
---------------------------------------------------------------------------------------------------------------
         35,000   Oyster Bay GO                          5.000    12/01/2018     12/01/2006 A           35,430
---------------------------------------------------------------------------------------------------------------
         50,000   Philadelphia, NY GO                    7.500    12/15/2009     12/15/2009             55,619
---------------------------------------------------------------------------------------------------------------
     21,985,000   Port Authority  NY/NJ (Delta Air
                  Lines) 3                               6.950    06/01/2008     06/01/2008         22,040,182
---------------------------------------------------------------------------------------------------------------


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    62,520,000   Port Authority NY/NJ (JFK
                  International Air Terminal)            5.750%   12/01/2022 1   12/01/2007 A   $   65,138,338
---------------------------------------------------------------------------------------------------------------
     40,435,000   Port Authority NY/NJ (JFK
                  International Air Terminal)            5.750    12/01/2025     12/01/2007 A       41,354,088
---------------------------------------------------------------------------------------------------------------
     28,990,000   Port Authority NY/NJ (JFK
                  International Air Terminal)            5.900    12/01/2017 1   12/01/2007 A       30,273,967
---------------------------------------------------------------------------------------------------------------
     24,410,000   Port Authority NY/NJ (KIAC)            6.750    10/01/2011     10/01/2008 A       24,896,247
---------------------------------------------------------------------------------------------------------------
     27,570,000   Port Authority NY/NJ (KIAC)            6.750    10/01/2019 1   10/01/2008 A       28,077,839
---------------------------------------------------------------------------------------------------------------
      3,500,000   Port Authority NY/NJ (KIAC)            7.000    10/01/2007     04/07/2007 B        3,551,940
---------------------------------------------------------------------------------------------------------------
      5,930,000   Port Authority NY/NJ RITES             5.295 5  10/01/2019     04/01/2015 A        6,363,780
---------------------------------------------------------------------------------------------------------------
      9,175,000   Port Authority NY/NJ RITES             8.517 5  06/01/2012     06/01/2012         12,069,346
---------------------------------------------------------------------------------------------------------------
      3,455,000   Port Authority NY/NJ, 107th Series     5.250    10/15/2012     04/15/2007 A        3,493,143
---------------------------------------------------------------------------------------------------------------
         50,000   Port Authority NY/NJ, 107th Series     5.375    10/15/2013     04/15/2007 A           50,556
---------------------------------------------------------------------------------------------------------------
         40,000   Port Authority NY/NJ, 107th Series     5.375    10/15/2014     04/15/2007 A           40,444
---------------------------------------------------------------------------------------------------------------
         10,000   Port Authority NY/NJ, 107th Series     5.375    10/15/2016     04/15/2007 A           10,111
---------------------------------------------------------------------------------------------------------------
        115,000   Port Authority NY/NJ, 107th Series     5.375    10/15/2016     04/15/2007 A          116,270
---------------------------------------------------------------------------------------------------------------
         50,000   Port Authority NY/NJ, 108th Series     5.400    07/15/2010     01/15/2007 A           50,719
---------------------------------------------------------------------------------------------------------------
        120,000   Port Authority NY/NJ, 108th Series     5.400    07/15/2012     01/15/2007 A          121,721
---------------------------------------------------------------------------------------------------------------
        250,000   Port Authority NY/NJ, 108th Series     5.500    07/15/2013     01/15/2007 A          253,628
---------------------------------------------------------------------------------------------------------------
        110,000   Port Authority NY/NJ, 108th Series     5.500    07/15/2014     01/15/2007 A          111,596
---------------------------------------------------------------------------------------------------------------
      8,150,000   Port Authority NY/NJ, 108th Series     5.875    01/15/2017     01/15/2007 A        8,281,297
---------------------------------------------------------------------------------------------------------------
     15,055,000   Port Authority NY/NJ, 109th Series     5.375    07/15/2022     01/15/2007 A       15,281,879
---------------------------------------------------------------------------------------------------------------
        505,000   Port Authority NY/NJ, 109th Series     5.375    07/15/2027     01/15/2007 A          512,489
---------------------------------------------------------------------------------------------------------------
        175,000   Port Authority NY/NJ, 109th Series     5.375    01/15/2032     01/15/2007 A          177,543
---------------------------------------------------------------------------------------------------------------
         50,000   Port Authority NY/NJ, 109th Series     5.500    07/15/2017     01/15/2007 A           50,758
---------------------------------------------------------------------------------------------------------------
         20,000   Port Authority NY/NJ, 110th Series     5.000    07/01/2015     07/01/2008 A           20,351
---------------------------------------------------------------------------------------------------------------
         20,000   Port Authority NY/NJ, 110th Series     5.125    07/01/2012     07/01/2007 A           20,377
---------------------------------------------------------------------------------------------------------------
         65,000   Port Authority NY/NJ, 110th Series     5.300    07/01/2016     07/01/2007 A           66,240
---------------------------------------------------------------------------------------------------------------
        150,000   Port Authority NY/NJ, 110th Series     5.375    07/01/2017     07/01/2007 A          152,915
---------------------------------------------------------------------------------------------------------------
        245,000   Port Authority NY/NJ, 111th Series     5.000    10/01/2022 1   10/01/2007 A          250,451
---------------------------------------------------------------------------------------------------------------
        135,000   Port Authority NY/NJ, 111th Series     5.000    10/01/2027     10/01/2007 A          137,246
---------------------------------------------------------------------------------------------------------------
        100,000   Port Authority NY/NJ, 116th Series     5.000    10/01/2013     04/02/2007 A          100,609
---------------------------------------------------------------------------------------------------------------
        135,000   Port Authority NY/NJ, 116th Series     5.250    10/01/2014     04/02/2007 A          135,848
---------------------------------------------------------------------------------------------------------------
         55,000   Port Authority NY/NJ, 116th Series     5.250    10/01/2015     04/02/2007 A           55,343
---------------------------------------------------------------------------------------------------------------
     11,000,000   Port Authority NY/NJ, 119th Series     5.250    09/15/2012     03/15/2007 A       11,121,880
---------------------------------------------------------------------------------------------------------------
      7,250,000   Port Authority NY/NJ, 119th Series     5.500    09/15/2016     03/15/2007 A        7,332,578
---------------------------------------------------------------------------------------------------------------
        220,000   Port Authority NY/NJ, 119th Series     5.500    09/15/2017     03/15/2007 A          222,497
---------------------------------------------------------------------------------------------------------------
        725,000   Port Authority NY/NJ, 119th Series     5.500    09/15/2019     03/15/2007 A          733,229
---------------------------------------------------------------------------------------------------------------
      2,000,000   Port Authority NY/NJ, 119th
                  Series 2                               5.750    09/15/2011     03/15/2007 A        2,022,980
---------------------------------------------------------------------------------------------------------------
      7,740,000   Port Authority NY/NJ, 119th Series     5.875    09/15/2015     03/15/2007 A        7,831,100
---------------------------------------------------------------------------------------------------------------
        150,000   Port Authority NY/NJ, 120th Series     5.375    10/15/2016     10/15/2007 A          153,720
---------------------------------------------------------------------------------------------------------------
         10,000   Port Authority NY/NJ, 120th Series     5.500    10/15/2017     10/15/2007 A           10,266
---------------------------------------------------------------------------------------------------------------
      7,000,000   Port Authority NY/NJ, 120th Series     5.500    10/15/2035     10/15/2007 A        7,186,060
---------------------------------------------------------------------------------------------------------------


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     7,000,000   Port Authority NY/NJ, 120th Series     5.750%   10/15/2026     10/15/2007 A   $    7,209,650
---------------------------------------------------------------------------------------------------------------
         40,000   Port Authority NY/NJ, 121st Series     5.000    10/15/2021     10/15/2007 A           40,956
---------------------------------------------------------------------------------------------------------------
         25,000   Port Authority NY/NJ, 121st Series     5.000    10/15/2022     10/15/2007 A           25,583
---------------------------------------------------------------------------------------------------------------
      1,125,000   Port Authority NY/NJ, 121st Series     5.125    10/15/2030     10/15/2007 A        1,151,854
---------------------------------------------------------------------------------------------------------------
         25,000   Port Authority NY/NJ, 121st Series     5.250    10/15/2025     10/15/2007 A           25,639
---------------------------------------------------------------------------------------------------------------
         30,000   Port Authority NY/NJ, 122nd Series     5.000    07/15/2020     07/15/2010 A           30,677
---------------------------------------------------------------------------------------------------------------
         30,000   Port Authority NY/NJ, 122nd Series     5.000    07/15/2031     07/15/2008 A           30,588
---------------------------------------------------------------------------------------------------------------
         35,000   Port Authority NY/NJ, 122nd Series     5.000    07/15/2031     07/15/2008 A           35,662
---------------------------------------------------------------------------------------------------------------
      2,000,000   Port Authority NY/NJ, 122nd Series     5.500    07/15/2011     07/15/2008 A        2,074,180
---------------------------------------------------------------------------------------------------------------
     13,620,000   Port Authority NY/NJ, 122nd Series     5.500    07/15/2014     07/15/2008 A       14,113,180
---------------------------------------------------------------------------------------------------------------
     14,315,000   Port Authority NY/NJ, 122nd Series     5.500    07/15/2015     07/15/2008 A       14,842,221
---------------------------------------------------------------------------------------------------------------
         30,000   Port Authority NY/NJ, 124th Series     4.800    08/01/2018     08/02/2008 A           30,599
---------------------------------------------------------------------------------------------------------------
         15,000   Port Authority NY/NJ, 126th Series     5.000    11/15/2024     05/15/2012 A           15,660
---------------------------------------------------------------------------------------------------------------
        230,000   Port Authority NY/NJ, 127th Series     5.000    12/15/2022     06/15/2012 A          241,415
---------------------------------------------------------------------------------------------------------------
      1,500,000   Port Authority NY/NJ, 131st
                  Series 2                               5.000    12/15/2020     06/15/2013 A        1,579,005
---------------------------------------------------------------------------------------------------------------
     13,745,000   Port Authority NY/NJ, 141st Series     5.000    09/01/2021     09/01/2015 A       14,545,234
---------------------------------------------------------------------------------------------------------------
     14,110,000   Port Authority NY/NJ, 141st Series     5.000    09/01/2022     09/01/2015 A       14,888,590
---------------------------------------------------------------------------------------------------------------
     16,455,000   Port Authority NY/NJ, 141st Series     5.000    09/01/2025     09/01/2015 A       17,312,964
---------------------------------------------------------------------------------------------------------------
      9,000,000   Port Authority NY/NJ, 143rd Series     5.000    10/01/2021     04/01/2016 A        9,581,310
---------------------------------------------------------------------------------------------------------------
         15,000   Port Authority NY/NJ, 170th Series     5.250    10/15/2008     04/15/2007 A           15,166
---------------------------------------------------------------------------------------------------------------
         25,000   Port Chester IDA (Nadel Industries)    7.000    02/01/2016     02/01/2008 E           25,770
---------------------------------------------------------------------------------------------------------------
      1,500,000   Poughkeepsie IDA (Eastman & Bixby
                  Redevel. Corp.)                        5.900    08/01/2020     08/01/2010 A        1,596,390
---------------------------------------------------------------------------------------------------------------
        480,000   Putnam County IDA (Brewster
                  Plastics)                              7.375    12/01/2008     12/23/2007 B          483,744
---------------------------------------------------------------------------------------------------------------
      1,200,000   Rensselaer County IDA (Franciscan
                  Heights)                               5.375    12/01/2025     12/01/2014 A        1,276,548
---------------------------------------------------------------------------------------------------------------
         40,000   Rensselaer County IDA (Rensselaer
                  Polytechnical Institute)               5.125    08/01/2029     08/01/2009 A           41,209
---------------------------------------------------------------------------------------------------------------
         50,000   Rensselaer County IDA (Rensselaer
                  Polytechnical Institute)               5.500    08/01/2022     08/01/2009 A           52,390
---------------------------------------------------------------------------------------------------------------
      3,155,000   Rensselaer County Tobacco Asset
                  Securitization Corp.                   5.200    06/01/2025     07/04/2010 D        3,221,507
---------------------------------------------------------------------------------------------------------------
      1,490,000   Rensselaer County Tobacco Asset
                  Securitization Corp.                   5.750    06/01/2043     06/01/2012 A        1,551,194
---------------------------------------------------------------------------------------------------------------
        115,000   Rensselaer Hsg. Authority (Renwyck)    7.650    01/01/2011     01/01/2007 A          117,522
---------------------------------------------------------------------------------------------------------------
         60,000   Rensselaer Municipal Leasing Corp.
                  (Rensselaer County Nursing Home)       6.900    06/01/2024     12/01/2006 A           60,250
---------------------------------------------------------------------------------------------------------------
      1,455,000   Riverhead HDC (Riverpointe
                  Apartments)                            5.850    08/01/2010     11/06/2008 D        1,466,000
---------------------------------------------------------------------------------------------------------------
      5,675,000   Rochester Hsg. Authority
                  (Crossroads Apartments)                7.700    01/01/2017 1   12/01/2006 A        5,762,055
---------------------------------------------------------------------------------------------------------------
        250,000   Rochester Hsg. Authority (Stonewood
                  Village)                               5.900    09/01/2009     03/28/2008 B          240,888
---------------------------------------------------------------------------------------------------------------
     10,705,000   Rockland County Tobacco Asset
                  Securitization Corp.                   5.500    08/15/2025     08/15/2012 A       11,100,871
---------------------------------------------------------------------------------------------------------------


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       190,000   Rockland Gardens Hsg. Corp.           10.500%   05/01/2011     05/01/2007 A   $      190,711
---------------------------------------------------------------------------------------------------------------
        255,000   Rome HDC (Park Drive Manor)            7.000    01/01/2026 1   01/01/2007 A          255,421
---------------------------------------------------------------------------------------------------------------
         80,000   Rome HDC, Series A                     6.250    01/01/2024     07/01/2008 A           83,776
---------------------------------------------------------------------------------------------------------------
         25,000   Roslyn Union Free School District      5.300    01/15/2012     01/15/2007 A           25,282
---------------------------------------------------------------------------------------------------------------
        200,000   Roslyn Union Free School District      5.375    01/15/2014     01/15/2007 A          202,270
---------------------------------------------------------------------------------------------------------------
        225,000   Roxbury CSD GO                         6.400    06/15/2010     12/15/2006 A          228,368
---------------------------------------------------------------------------------------------------------------
        235,000   Roxbury CSD GO                         6.400    06/15/2011     12/15/2006 A          238,490
---------------------------------------------------------------------------------------------------------------
     32,000,000   Sales Tax Asset Receivables Corp.,
                  Series A                               5.250    10/15/2027     10/15/2014 A       34,784,960
---------------------------------------------------------------------------------------------------------------
        500,000   Saratoga County IDA (Saratoga
                  Hospital/Saratoga Care/Benedict
                  Community Health Center)               5.000    12/01/2014     12/01/2014            525,455
---------------------------------------------------------------------------------------------------------------
      3,725,000   Saratoga County IDA (Saratoga
                  Hospital/Saratoga Care/Benedict
                  Community Health Center)               5.750    12/01/2023     12/01/2006 A        3,737,255
---------------------------------------------------------------------------------------------------------------
      6,540,000   Saratoga County IDA (Saratoga
                  Hospital/Saratoga Care/Benedict
                  Community Health Center)               5.750    12/01/2033     12/01/2006 A        6,561,517
---------------------------------------------------------------------------------------------------------------
        800,000   Schenectady GO                         4.700    12/29/2006     12/29/2006            799,232
---------------------------------------------------------------------------------------------------------------
         25,000   Scotia GO                              6.100    01/15/2012     01/15/2007 A           25,158
---------------------------------------------------------------------------------------------------------------
        850,000   SONYMA, Series 101                     5.000    10/01/2018     10/01/2011 A          869,431
---------------------------------------------------------------------------------------------------------------
     22,985,000   SONYMA, Series 106                     5.250    04/01/2034     04/01/2012 A       23,721,210
---------------------------------------------------------------------------------------------------------------
      4,585,000   SONYMA, Series 109                     4.800    10/01/2023     10/01/2013 A        4,662,716
---------------------------------------------------------------------------------------------------------------
         25,000   SONYMA, Series 27                      5.250    04/01/2013     04/01/2010 A           25,875
---------------------------------------------------------------------------------------------------------------
      8,150,000   SONYMA, Series 29                      5.400    10/01/2022 1   10/01/2010 A        8,426,041
---------------------------------------------------------------------------------------------------------------
     10,150,000   SONYMA, Series 29                      5.450    10/01/2031     10/01/2010 A       10,463,432
---------------------------------------------------------------------------------------------------------------
        400,000   SONYMA, Series 31                      5.200    10/01/2021     04/01/2011 A          410,780
---------------------------------------------------------------------------------------------------------------
        480,000   SONYMA, Series 31                      5.300    10/01/2031     04/01/2011 A          492,101
---------------------------------------------------------------------------------------------------------------
         60,000   SONYMA, Series 53                      5.750    10/01/2011 1   01/04/2008 A           61,279
---------------------------------------------------------------------------------------------------------------
        150,000   SONYMA, Series 66                      5.600    10/01/2017     07/01/2007 A          154,544
---------------------------------------------------------------------------------------------------------------
        100,000   SONYMA, Series 67                      5.600    10/01/2014 1   09/01/2009 A          102,526
---------------------------------------------------------------------------------------------------------------
         45,000   SONYMA, Series 67                      5.600    10/01/2014     09/01/2007 A           46,121
---------------------------------------------------------------------------------------------------------------
      1,065,000   SONYMA, Series 67 2                    5.700    10/01/2017 1   09/01/2007 A        1,090,624
---------------------------------------------------------------------------------------------------------------
        200,000   SONYMA, Series 67                      5.800    10/01/2028 1   09/01/2009 A          203,976
---------------------------------------------------------------------------------------------------------------
         40,000   SONYMA, Series 67                      5.800    10/01/2028     09/01/2009 A           40,795
---------------------------------------------------------------------------------------------------------------
      2,365,000   SONYMA, Series 70                      5.375    10/01/2017 1   03/01/2008 A        2,409,415
---------------------------------------------------------------------------------------------------------------
        100,000   SONYMA, Series 70                      5.375    10/01/2017     03/01/2008 A          102,664
---------------------------------------------------------------------------------------------------------------
      3,770,000   SONYMA, Series 71                      5.400    04/01/2029     07/01/2008 A        3,833,261
---------------------------------------------------------------------------------------------------------------
        120,000   SONYMA, Series 73                      5.300    10/01/2028     09/01/2008 A          122,652
---------------------------------------------------------------------------------------------------------------
        150,000   SONYMA, Series 73-A                    5.250    10/01/2017     09/01/2008 A          153,407
---------------------------------------------------------------------------------------------------------------
        105,000   SONYMA, Series 73-B                    5.450    10/01/2024 1   09/30/2011 A          105,826
---------------------------------------------------------------------------------------------------------------
         15,000   SONYMA, Series 77                      5.600    04/01/2010     11/23/2009 A           15,437
---------------------------------------------------------------------------------------------------------------
        400,000   SONYMA, Series 77                      5.700    04/01/2011     11/23/2009 A          416,144
---------------------------------------------------------------------------------------------------------------
         55,000   SONYMA, Series 79                      5.300    04/01/2029     03/01/2009 A           56,284
---------------------------------------------------------------------------------------------------------------


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$     2,140,000   SONYMA, Series 80                      5.100%   10/01/2017 1   03/01/2009 A   $    2,204,949
---------------------------------------------------------------------------------------------------------------
      5,350,000   SONYMA, Series 82                      5.550    10/01/2019 1   10/01/2009 A        5,507,611
---------------------------------------------------------------------------------------------------------------
     25,000,000   SONYMA, Series 83                      5.450    04/01/2018 1   10/01/2009 A       25,905,750
---------------------------------------------------------------------------------------------------------------
         45,000   SONYMA, Series 83                      5.550    10/01/2027     10/01/2009 A           46,349
---------------------------------------------------------------------------------------------------------------
        300,000   SONYMA, Series 88                      5.200    10/01/2006     10/01/2006            300,018
---------------------------------------------------------------------------------------------------------------
        885,000   SONYMA, Series 88                      5.500    04/01/2025     11/01/2009 A          892,319
---------------------------------------------------------------------------------------------------------------
        190,000   SONYMA, Series 89                      5.650    04/01/2012     11/01/2009 A          195,571
---------------------------------------------------------------------------------------------------------------
        100,000   SONYMA, Series 91                      5.300    10/01/2009     07/01/2007 A          102,890
---------------------------------------------------------------------------------------------------------------
        500,000   SONYMA, Series 93                      5.550    04/01/2010     10/01/2009 A          509,860
---------------------------------------------------------------------------------------------------------------
      2,430,000   SONYMA, Series 93                      5.600    10/01/2017     10/01/2009 A        2,458,674
---------------------------------------------------------------------------------------------------------------
      2,000,000   SONYMA, Series 95                      5.500    10/01/2017 1   04/01/2010 A        2,089,560
---------------------------------------------------------------------------------------------------------------
      6,100,000   SONYMA, Series 97                      5.400    10/01/2021 1   04/01/2011 A        6,320,881
---------------------------------------------------------------------------------------------------------------
        625,000   SONYMA, Series 98                      5.050    10/01/2017     04/01/2011 A          646,213
---------------------------------------------------------------------------------------------------------------
        300,000   Spring Valley GO                       5.000    05/01/2020     05/15/2015 A          319,371
---------------------------------------------------------------------------------------------------------------
        310,000   Spring Valley GO                       5.000    05/01/2021     05/15/2015 A          326,117
---------------------------------------------------------------------------------------------------------------
        325,000   Spring Valley GO                       5.000    05/01/2022     05/15/2015 A          340,945
---------------------------------------------------------------------------------------------------------------
        335,000   Spring Valley GO                       5.000    05/01/2023     05/15/2015 A          350,454
---------------------------------------------------------------------------------------------------------------
        350,000   Spring Valley GO                       5.000    05/01/2024     05/15/2015 A          365,635
---------------------------------------------------------------------------------------------------------------
        365,000   Spring Valley GO                       5.000    05/01/2025     05/15/2015 A          380,775
---------------------------------------------------------------------------------------------------------------
         60,000   Springville HDC (Springbrook)          5.950    01/01/2010     04/15/2008 D           61,227
---------------------------------------------------------------------------------------------------------------
        330,000   St. Lawrence County IDA (PACES)        5.875    06/30/2007     01/15/2007 B          331,502
---------------------------------------------------------------------------------------------------------------
        790,000   Suffolk County IDA (ALIA-CCDRCA)       7.000    06/01/2016     06/01/2011 A          849,053
---------------------------------------------------------------------------------------------------------------
        955,000   Suffolk County IDA (ALIA-FREE)         7.000    06/01/2016     06/01/2011 A        1,026,386
---------------------------------------------------------------------------------------------------------------
        860,000   Suffolk County IDA (ALIA-IGHL)         6.500    12/01/2013     11/07/2010 B          906,328
---------------------------------------------------------------------------------------------------------------
        450,000   Suffolk County IDA (ALIA-WORCA)        7.000    06/01/2016     06/01/2011 A          483,638
---------------------------------------------------------------------------------------------------------------
        350,000   Suffolk County IDA (Catholic
                  Charities)                             6.000    10/01/2020     07/27/2014 D          356,318
---------------------------------------------------------------------------------------------------------------
        330,000   Suffolk County IDA (DDI)               6.000    10/01/2020     07/27/2014 D          335,957
---------------------------------------------------------------------------------------------------------------
        330,000   Suffolk County IDA (DDI)               6.000    10/01/2020     07/27/2014 D          335,957
---------------------------------------------------------------------------------------------------------------
        765,000   Suffolk County IDA (Dowling
                  College)                               5.000    06/01/2018     06/01/2016 A          809,141
---------------------------------------------------------------------------------------------------------------
        240,000   Suffolk County IDA (Dowling
                  College)                               6.500    12/01/2006     12/01/2006            240,240
---------------------------------------------------------------------------------------------------------------
        180,000   Suffolk County IDA (Family
                  Residences)                            6.000    10/01/2015     11/12/2011 B          182,597
---------------------------------------------------------------------------------------------------------------
        520,000   Suffolk County IDA (Family
                  Residences), Series A                  6.375    12/01/2018     04/20/2013 B          558,990
---------------------------------------------------------------------------------------------------------------
      3,440,000   Suffolk County IDA (Family
                  Residences), Series A                  6.375    12/01/2018     02/03/2014 B        3,697,931
---------------------------------------------------------------------------------------------------------------
        870,000   Suffolk County IDA (Huntington
                  First Aid Squad)                       6.025    11/01/2008     05/15/2007 B          890,697
---------------------------------------------------------------------------------------------------------------
        760,000   Suffolk County IDA (Independent
                  Group Home Living)                     6.000    10/01/2020     07/27/2014 B          773,718
---------------------------------------------------------------------------------------------------------------
        645,000   Suffolk County IDA (L.I. Network
                  Community Services)                    7.000    02/01/2014     02/01/2010 B          667,156
---------------------------------------------------------------------------------------------------------------


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       290,000   Suffolk County IDA
                  (Mattituck-Laurel Library)             6.000%   09/01/2019 1   09/01/2010 A   $      317,370
---------------------------------------------------------------------------------------------------------------
        435,000   Suffolk County IDA (Nassau-Suffolk
                  Services for Autism)                   6.250    11/01/2016     03/27/2013 B          440,864
---------------------------------------------------------------------------------------------------------------
        155,000   Suffolk County IDA (Nassau-Suffolk
                  Services for Autism)                   6.250    11/01/2016     03/27/2013 B          155,288
---------------------------------------------------------------------------------------------------------------
      1,585,000   Suffolk County IDA (Nissequogue
                  Cogeneration Partners)                 4.875    01/01/2008     02/11/2007 B        1,580,435
---------------------------------------------------------------------------------------------------------------
        985,000   Suffolk County IDA (Pederson-Krager
                  Center)                                6.375    11/01/2015     03/07/2012 B        1,001,213
---------------------------------------------------------------------------------------------------------------
        855,000   Suffolk County IDA (Pederson-Krager
                  Center)                                6.400    02/01/2015     01/23/2011 B          869,569
---------------------------------------------------------------------------------------------------------------
        265,000   Suffolk County IDA (Suffolk Hotels)    6.000    10/01/2020     07/27/2014 B          269,783
---------------------------------------------------------------------------------------------------------------
        500,000   Suffolk County IDA (WORCA)             6.000    10/01/2020     07/27/2014 B          509,025
---------------------------------------------------------------------------------------------------------------
        100,000   Suffolk County Water Authority         5.750    06/01/2010     12/01/2006 E          106,496
---------------------------------------------------------------------------------------------------------------
         30,000   Sullivan County GO                     5.100    03/15/2011     03/15/2007 A           30,036
---------------------------------------------------------------------------------------------------------------
      2,855,000   Sullivan County IDA (Center for
                  Discovery)                             5.625    06/01/2013     06/01/2013          2,883,207
---------------------------------------------------------------------------------------------------------------
      6,750,000   Sullivan County IDA (Center for
                  Discovery)                             6.375    02/01/2020     07/28/2014 D        6,835,523
---------------------------------------------------------------------------------------------------------------
         30,000   Syracuse Hsg. Authority                5.400    09/01/2021     09/01/2015 A           32,237
---------------------------------------------------------------------------------------------------------------
        240,000   Syracuse IDA (Crouse Irving
                  Companies)                             5.250    01/01/2017     01/01/2010 A          246,950
---------------------------------------------------------------------------------------------------------------
      1,330,000   Syracuse IDA (Crouse Irving Health
                  Hospital)                              5.125    01/01/2009     01/13/2008 B        1,309,225
---------------------------------------------------------------------------------------------------------------
        730,000   Syracuse IDA (One Center Armory
                  Garage)                                6.750    12/01/2017     12/01/2006 A          738,161
---------------------------------------------------------------------------------------------------------------
        670,000   Syracuse SCHC (East Hill Village
                  Apartments)                            6.125    11/01/2010     09/27/2008 B          663,769
---------------------------------------------------------------------------------------------------------------
        260,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.000    06/01/2011     12/01/2006 A          260,307
---------------------------------------------------------------------------------------------------------------
      3,000,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.250    06/01/2012     12/01/2006 A        3,004,200
---------------------------------------------------------------------------------------------------------------
     11,905,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.250    06/01/2013     06/01/2008 A       12,211,792
---------------------------------------------------------------------------------------------------------------
      4,420,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.250    06/01/2013     06/01/2008 A        4,544,777
---------------------------------------------------------------------------------------------------------------
      2,220,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.250    06/01/2021     06/01/2013 A        2,388,387
---------------------------------------------------------------------------------------------------------------
        800,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2010     12/01/2006 A          801,336
---------------------------------------------------------------------------------------------------------------
     19,550,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2014     06/01/2009 A       20,433,856
---------------------------------------------------------------------------------------------------------------
      8,250,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2015     06/01/2010 A        8,806,463
---------------------------------------------------------------------------------------------------------------
     11,900,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2016     06/01/2008 A       12,605,432
---------------------------------------------------------------------------------------------------------------
      5,020,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2017     06/01/2011 A        5,380,787
---------------------------------------------------------------------------------------------------------------


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$    21,000,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500%   06/01/2018     06/01/2012 A   $   22,732,710
---------------------------------------------------------------------------------------------------------------
     20,500,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2019     06/01/2013 A       22,340,285
---------------------------------------------------------------------------------------------------------------
     11,000,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2020     06/01/2013 A       11,953,920
---------------------------------------------------------------------------------------------------------------
     18,395,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2021     06/01/2013 A       19,956,552
---------------------------------------------------------------------------------------------------------------
     14,965,000   Tobacco Settlement Financing Corp.
                  (TASC)                                 5.500    06/01/2022     06/01/2013 A       16,199,014
---------------------------------------------------------------------------------------------------------------
        900,000   Tompkins County IDA (Kendall at
                  Ithaca)                                5.750    07/01/2018     07/01/2008 A          921,546
---------------------------------------------------------------------------------------------------------------
      2,000,000   Tompkins County IDA (Kendall at
                  Ithaca)                                6.000    07/01/2024     07/01/2008 A        2,057,760
---------------------------------------------------------------------------------------------------------------
         30,000   Tompkins Health Care Corp.
                  (Reconstruction Home)                  5.875    02/01/2033     02/01/2007 A           30,050
---------------------------------------------------------------------------------------------------------------
        270,000   Tompkins Health Care Corp.
                  (Reconstruction Home)                 10.800    02/01/2028 1   02/01/2007 A          299,546
---------------------------------------------------------------------------------------------------------------
         40,000   Triborough Bridge & Tunnel
                  Authority                              5.000    01/01/2024     01/01/2007 A           40,045
---------------------------------------------------------------------------------------------------------------
      1,310,000   Triborough Bridge & Tunnel
                  Authority, Series A                    5.000    01/01/2024     01/01/2007 E        1,311,467
---------------------------------------------------------------------------------------------------------------
        845,000   Triborough Bridge & Tunnel
                  Authority, Series A                    5.200    01/01/2020     01/01/2007 A          857,751
---------------------------------------------------------------------------------------------------------------
        275,000   TSASC, Inc. (TFABs)                    4.250    07/15/2010     07/15/2010            282,090
---------------------------------------------------------------------------------------------------------------
    146,535,000   TSASC, Inc. (TFABs)                    4.750    06/01/2022     12/28/2010 D      149,801,265
---------------------------------------------------------------------------------------------------------------
      7,500,000   TSASC, Inc. (TFABs)                    5.000    06/01/2026     05/28/2016 D        7,655,250
---------------------------------------------------------------------------------------------------------------
     24,240,000   TSASC, Inc. (TFABs)                    5.000    06/01/2034     06/01/2016 A       24,619,356
---------------------------------------------------------------------------------------------------------------
        430,000   TSASC, Inc. (TFABs)                    5.250    07/15/2011     07/15/2011            462,396
---------------------------------------------------------------------------------------------------------------
        815,000   TSASC, Inc. (TFABs)                    5.500    07/15/2013     07/15/2012 A          894,617
---------------------------------------------------------------------------------------------------------------
     23,930,000   TSASC, Inc. (TFABs)                    5.500    07/15/2024     10/25/2011 D       25,942,274
---------------------------------------------------------------------------------------------------------------
        250,000   TSASC, Inc. (TFABs)                    5.875    07/15/2015     07/15/2009 A          267,585
---------------------------------------------------------------------------------------------------------------
        275,000   TSASC, Inc. (TFABs)                    5.900    07/15/2017     07/15/2009 A          294,517
---------------------------------------------------------------------------------------------------------------
     37,080,000   TSASC, Inc. (TFABs)                    6.250    07/15/2027     07/15/2009 A       40,049,737
---------------------------------------------------------------------------------------------------------------
     65,080,000   TSASC, Inc. (TFABs)                    6.375    07/15/2039 1   07/15/2009 A       70,497,259
---------------------------------------------------------------------------------------------------------------
     37,190,000   TSASC, Inc. (TFABs) RITES              5.136 5  06/01/2022     12/28/2010 D       38,847,558
---------------------------------------------------------------------------------------------------------------
     25,000,000   TSASC, Inc. (TFABs) RITES              5.636 5  06/01/2026     05/28/2016 D       26,035,000
---------------------------------------------------------------------------------------------------------------
         10,000   Ulster County GO                       5.400    11/15/2015     05/15/2007 A           10,022
---------------------------------------------------------------------------------------------------------------
        100,000   Ulster County IDA (Benedictine
                  Hospital)                              6.250    06/01/2008     06/16/2007 B          100,413
---------------------------------------------------------------------------------------------------------------
        155,000   Ulster County Res Rec                  5.000    03/01/2016     03/01/2016            162,629
---------------------------------------------------------------------------------------------------------------
        160,000   Ulster County Res Rec                  5.000    03/01/2017     03/01/2016 A          167,234
---------------------------------------------------------------------------------------------------------------
        170,000   Ulster County Res Rec                  5.000    03/01/2018     03/01/2016 A          177,325
---------------------------------------------------------------------------------------------------------------
        830,000   Ulster County Tobacco Asset
                  Securitization Corp.                   0.000 4  06/01/2040     06/01/2018 A          742,078
---------------------------------------------------------------------------------------------------------------
        200,000   Ulster County Tobacco Asset
                  Securitization Corp.                   6.000    06/01/2040     06/01/2012 A          211,612
---------------------------------------------------------------------------------------------------------------


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$        10,000   Ulster County Tobacco Asset
                  Securitization Corp.                   6.250%   06/01/2025     06/01/2012 A   $       10,751
---------------------------------------------------------------------------------------------------------------
     10,650,000   Ulster County Tobacco Asset
                  Securitization Corp.                   6.750    06/01/2030 1   06/01/2011 A       11,650,461
---------------------------------------------------------------------------------------------------------------
         45,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2012     01/01/2008 A           45,818
---------------------------------------------------------------------------------------------------------------
      1,575,000   United Nations Devel. Corp.,
                  Series A 2                             5.250    07/01/2013     01/01/2008 A        1,603,035
---------------------------------------------------------------------------------------------------------------
      1,500,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2014     01/01/2008 A        1,526,700
---------------------------------------------------------------------------------------------------------------
      1,565,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2015     01/01/2008 A        1,592,857
---------------------------------------------------------------------------------------------------------------
      5,700,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2018     01/01/2008 A        5,795,817
---------------------------------------------------------------------------------------------------------------
      6,530,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2019     01/01/2008 A        6,639,769
---------------------------------------------------------------------------------------------------------------
      6,900,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2020     01/01/2008 A        7,015,989
---------------------------------------------------------------------------------------------------------------
      2,970,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2021     01/01/2008 A        3,019,926
---------------------------------------------------------------------------------------------------------------
      3,050,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2022     01/01/2008 A        3,101,271
---------------------------------------------------------------------------------------------------------------
      2,040,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2023     01/01/2008 A        2,074,292
---------------------------------------------------------------------------------------------------------------
      3,020,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2024     01/01/2008 A        3,070,766
---------------------------------------------------------------------------------------------------------------
        200,000   United Nations Devel. Corp.,
                  Series A                               5.250    07/01/2026     07/01/2008 A          203,314
---------------------------------------------------------------------------------------------------------------
         15,000   Upper Mohawk Valley Regional
                  Water Finance Authority                5.125    10/01/2016     10/01/2007 A           15,392
---------------------------------------------------------------------------------------------------------------
        295,000   Utica GO                               6.200    01/15/2014     01/15/2010 A          314,868
---------------------------------------------------------------------------------------------------------------
        320,000   Utica GO                               6.250    01/15/2015     01/15/2010 A          344,032
---------------------------------------------------------------------------------------------------------------
         75,000   Utica IDA (Utica College Civic
                  Facility)                              5.300    08/01/2008     08/13/2007 B           75,728
---------------------------------------------------------------------------------------------------------------
      1,710,000   Utica IDA (Utica College Civic
                  Facility)                              6.375    12/01/2011     08/03/2009 B        1,770,192
---------------------------------------------------------------------------------------------------------------
        250,000   Utica SCHC (Multifamily), Series A     5.550    12/01/2017     12/01/2006 A          258,683
---------------------------------------------------------------------------------------------------------------
         20,000   Utica SCHC (Steinhorst Apartments)     6.500    04/15/2008     04/15/2007 A           20,214
---------------------------------------------------------------------------------------------------------------
        180,000   Valley Health Devel. Corp.             6.750    05/20/2022     05/20/2010 A          205,234
---------------------------------------------------------------------------------------------------------------
         15,000   Victor GO                              4.800    12/15/2017     12/15/2006 A           15,186
---------------------------------------------------------------------------------------------------------------
         50,000   Westchester County GO                  5.375    12/15/2013     12/15/2006 A           50,395
---------------------------------------------------------------------------------------------------------------
         45,000   Westchester County Healthcare Corp.    5.375    11/01/2020     11/10/2010 A           47,826
---------------------------------------------------------------------------------------------------------------
        190,000   Westchester County IDA (Beth
                  Abraham Hospital)                      7.250    12/01/2009     07/02/2008 B          194,416
---------------------------------------------------------------------------------------------------------------
         50,000   Westchester County IDA (Children's
                  Village)                               5.100    03/15/2009     03/15/2009             51,496
---------------------------------------------------------------------------------------------------------------
        290,000   Westchester County IDA (Clearview
                  School)                                6.600    01/01/2014     05/27/2010 B          303,984
---------------------------------------------------------------------------------------------------------------
      1,605,000   Westchester County IDA (Guiding
                  Eyes for the Blind)                    4.500    08/01/2012     10/01/2009 B        1,590,298
---------------------------------------------------------------------------------------------------------------
         50,000   Westchester County IDA (JDAM)          6.500    04/01/2009 1   04/01/2008 A           50,480
---------------------------------------------------------------------------------------------------------------
      1,130,000   Westchester County IDA (JDAM)          6.750    04/01/2016 1   07/01/2008 A        1,151,278
---------------------------------------------------------------------------------------------------------------
      2,200,000   Westchester County IDA
                  (Rippowam-Cisqua School)               5.750    06/01/2029     06/01/2011 A        2,271,060
---------------------------------------------------------------------------------------------------------------
      3,155,000   Westchester County IDA
                  (Schnurmacher Center)                  6.000    11/01/2011     07/03/2009 B        3,275,458
---------------------------------------------------------------------------------------------------------------


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
$       130,000   Westchester County IDA
                  (Westchester Airport Assoc.)           5.850%   08/01/2014     02/01/2007 A   $      132,067
---------------------------------------------------------------------------------------------------------------
        505,000   Westchester County IDA
                  (Westchester Airport Assoc.)           5.950    08/01/2024 1   02/01/2007 A          507,439
---------------------------------------------------------------------------------------------------------------
        250,000   Westchester County IDA
                  (Westchester Resco Company)            5.500    07/01/2009     07/01/2007 A          254,740
---------------------------------------------------------------------------------------------------------------
         30,000   Westchester County IDA (Winward
                  School)                                5.200    10/01/2021     10/01/2011 A           31,464
---------------------------------------------------------------------------------------------------------------
     18,000,000   Westchester County Tobacco Asset
                  Securitization Corp.                   0.000 4  07/15/2039 1   07/15/2017 E       19,529,460
---------------------------------------------------------------------------------------------------------------
     14,200,000   Westchester County Tobacco Asset
                  Securitization Corp.                   4.500    06/01/2021     08/03/2009 B       14,086,258
---------------------------------------------------------------------------------------------------------------
      8,500,000   Westchester County Tobacco Asset
                  Securitization Corp.                   5.000    06/01/2026     07/07/2014 D        8,664,220
---------------------------------------------------------------------------------------------------------------
        495,000   Yonkers IDA (Hudson Scenic Studio)     5.875    11/01/2007     05/08/2007 B          497,643
---------------------------------------------------------------------------------------------------------------
        185,000   Yonkers IDA (Michael Malotz
                  Skilled Nursing Pavilion)              5.450    02/01/2029     02/01/2009 A          191,982
---------------------------------------------------------------------------------------------------------------
         90,000   Yonkers IDA (Michael Malotz
                  Skilled Nursing Pavilion)              5.650    02/01/2039     02/01/2009 A           93,734
---------------------------------------------------------------------------------------------------------------
      1,455,000   Yonkers IDA (Monastery Manor
                  Associates)                            5.000    04/01/2025     04/01/2015 A        1,517,434
---------------------------------------------------------------------------------------------------------------
         80,000   Yonkers IDA (Philipsburgh Hall
                  Associates)                            6.750    11/01/2008     11/24/2007 B           77,783
---------------------------------------------------------------------------------------------------------------
      2,310,000   Yonkers IDA (St. John's Riverside
                  Hospital)                              6.800    07/01/2016     02/26/2012 D        2,480,801
---------------------------------------------------------------------------------------------------------------
        400,000   Yonkers IDA (St. Joseph's
                  Hospital), Series 98-B                 5.900    03/01/2008     03/01/2007 B          400,316
                                                                                                ---------------
                                                                                                 3,411,166,841
---------------------------------------------------------------------------------------------------------------
OTHER STATES--0.4%
     15,000,000   NJ Tobacco Settlement Financing
                  Corp. (TASC)                           5.750    06/01/2032     02/02/2012 D       15,804,150
---------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--16.6%
      5,000,000   Guam Airport Authority, Series C       5.375    10/01/2019     10/01/2013 A        5,359,300
---------------------------------------------------------------------------------------------------------------
      6,000,000   Guam Airport Authority, Series C       5.375    10/01/2020     10/01/2013 A        6,427,440
---------------------------------------------------------------------------------------------------------------
        192,000   Guam EDA (TASC)                        0.000 4  05/15/2014     05/15/2014            186,288
---------------------------------------------------------------------------------------------------------------
        430,000   Guam EDA (TASC)                        5.000    05/15/2022     01/12/2007 D          435,964
---------------------------------------------------------------------------------------------------------------
      1,950,000   Guam EDA (TASC) 2                      5.400    05/15/2031     08/06/2010 D        1,997,112
---------------------------------------------------------------------------------------------------------------
        215,000   Guam EDA (TASC)                        5.500    05/15/2041     05/15/2011 A          220,629
---------------------------------------------------------------------------------------------------------------
         25,000   Guam Power Authority, Series A         5.000    10/01/2024     10/01/2009 A           26,017
---------------------------------------------------------------------------------------------------------------
        520,000   Guam Power Authority, Series A         5.250    10/01/2013     04/01/2007 A          520,270
---------------------------------------------------------------------------------------------------------------
         45,000   Guam Power Authority, Series A         5.250    10/01/2013     04/01/2007 A           45,057
---------------------------------------------------------------------------------------------------------------
        655,000   Guam Power Authority, Series A         5.250    10/01/2023     04/01/2007 A          656,546
---------------------------------------------------------------------------------------------------------------
         40,000   Guam Power Authority, Series A         5.250    10/01/2034     10/01/2009 A           41,920
---------------------------------------------------------------------------------------------------------------
        125,000   Northern Mariana Islands, Series A     6.000    06/01/2014 1   06/01/2010 A          132,213
---------------------------------------------------------------------------------------------------------------
      3,000,000   Northern Mariana Islands, Series A     6.000    06/01/2020 1   06/01/2010 A        3,166,650
---------------------------------------------------------------------------------------------------------------
      2,000,000   Northern Mariana Islands, Series A     6.750    10/01/2033     10/01/2013 A        2,244,220
---------------------------------------------------------------------------------------------------------------


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$       220,000   Puerto Rico Aqueduct & Sewer
                  Authority                              5.000%   07/01/2015     01/01/2007 A   $      223,456
---------------------------------------------------------------------------------------------------------------
         60,000   Puerto Rico Aqueduct & Sewer
                  Authority                              5.000    07/01/2015     01/01/2007 A           60,966
---------------------------------------------------------------------------------------------------------------
      1,040,000   Puerto Rico Aqueduct & Sewer
                  Authority                              5.000    07/01/2019     07/01/2008 A        1,064,388
---------------------------------------------------------------------------------------------------------------
         90,000   Puerto Rico Aqueduct & Sewer
                  Authority                              5.000    07/01/2019     01/01/2007 A           91,439
---------------------------------------------------------------------------------------------------------------
        120,000   Puerto Rico Aqueduct & Sewer
                  Authority                              5.000    07/01/2019     01/01/2007 A          121,919
---------------------------------------------------------------------------------------------------------------
        375,000   Puerto Rico Children's Trust Fund
                  (TASC)                                 4.100    05/15/2013     05/15/2013            369,956
---------------------------------------------------------------------------------------------------------------
        200,000   Puerto Rico Children's Trust Fund
                  (TASC)                                 4.250    05/15/2014     05/15/2014            198,384
---------------------------------------------------------------------------------------------------------------
      2,500,000   Puerto Rico Children's Trust Fund
                  (TASC)                                 5.000    05/15/2008     05/15/2008          2,528,875
---------------------------------------------------------------------------------------------------------------
    213,385,000   Puerto Rico Children's Trust Fund
                  (TASC)                                 5.375    05/15/2033     04/12/2011 D      220,104,494
---------------------------------------------------------------------------------------------------------------
     52,245,000   Puerto Rico Children's Trust Fund
                  (TASC)                                 5.500    05/15/2039     05/15/2012 A       54,209,412
---------------------------------------------------------------------------------------------------------------
     44,565,000   Puerto Rico Children's Trust Fund
                  (TASC)                                 5.625    05/15/2043     05/15/2012 A       46,334,231
---------------------------------------------------------------------------------------------------------------
         20,000   Puerto Rico Children's Trust Fund
                  (TASC)                                 5.750    07/01/2020     11/16/2008 D           20,937
---------------------------------------------------------------------------------------------------------------
      4,000,000   Puerto Rico Commonwealth GO            5.000    07/01/2018     07/01/2008 A        4,128,000
---------------------------------------------------------------------------------------------------------------
      6,250,000   Puerto Rico Commonwealth GO            5.000    07/01/2024     07/01/2014 A        6,516,688
---------------------------------------------------------------------------------------------------------------
      5,970,000   Puerto Rico Commonwealth GO            5.000    07/01/2025     07/01/2023 A        6,212,740
---------------------------------------------------------------------------------------------------------------
         50,000   Puerto Rico Commonwealth GO            5.000    07/01/2026     07/01/2022 A           50,957
---------------------------------------------------------------------------------------------------------------
         65,000   Puerto Rico Commonwealth GO            5.000    07/01/2028     07/01/2013 A           66,189
---------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico Commonwealth GO            5.250    01/01/2015     01/01/2015          7,556,010
---------------------------------------------------------------------------------------------------------------
      4,000,000   Puerto Rico Commonwealth GO            5.250    07/01/2017     07/01/2013 A        4,270,000
---------------------------------------------------------------------------------------------------------------
      5,840,000   Puerto Rico Commonwealth GO            5.250    07/01/2019     07/01/2013 A        6,246,639
---------------------------------------------------------------------------------------------------------------
      2,430,000   Puerto Rico Commonwealth GO            5.250    07/01/2021     07/01/2014 A        2,618,082
---------------------------------------------------------------------------------------------------------------
      3,400,000   Puerto Rico Commonwealth GO            5.250    07/01/2022     07/01/2014 A        3,656,122
---------------------------------------------------------------------------------------------------------------
      2,100,000   Puerto Rico Commonwealth GO            5.250    07/01/2022     07/01/2016 A        2,275,749
---------------------------------------------------------------------------------------------------------------
      4,575,000   Puerto Rico Commonwealth GO            5.250    07/01/2023     07/01/2014 A        4,910,210
---------------------------------------------------------------------------------------------------------------
     15,850,000   Puerto Rico Commonwealth GO            5.250    07/01/2024     07/01/2013 A       16,862,181
---------------------------------------------------------------------------------------------------------------
      3,245,000   Puerto Rico Commonwealth GO            5.250    07/01/2026     07/01/2016 A        3,492,334
---------------------------------------------------------------------------------------------------------------
      1,925,000   Puerto Rico Commonwealth GO            5.250    07/01/2027 1   07/01/2011 A        2,038,402
---------------------------------------------------------------------------------------------------------------
      8,320,000   Puerto Rico Commonwealth GO            5.250    07/01/2027     07/01/2016 A        8,933,517
---------------------------------------------------------------------------------------------------------------
      6,060,000   Puerto Rico Commonwealth GO            5.375    07/01/2028     07/01/2011 A        6,393,058
---------------------------------------------------------------------------------------------------------------
        195,000   Puerto Rico Electric Power
                  Authority                              5.000    07/01/2028     07/01/2008 A          201,462
---------------------------------------------------------------------------------------------------------------
        175,000   Puerto Rico Electric Power
                  Authority, Series AA                   5.375    07/01/2027     07/01/2007 A          179,680
---------------------------------------------------------------------------------------------------------------
         55,000   Puerto Rico Electric Power
                  Authority, Series DD                   5.000    07/01/2028     07/01/2010 A           56,213
---------------------------------------------------------------------------------------------------------------
         10,000   Puerto Rico Electric Power
                  Authority, Series EE                   5.250    07/01/2014     07/01/2008 A           10,415
---------------------------------------------------------------------------------------------------------------


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$        55,000   Puerto Rico HBFA                       5.850%   10/01/2009     04/01/2007 A   $       55,579
---------------------------------------------------------------------------------------------------------------
        810,000   Puerto Rico HBFA                       6.100    10/01/2015     04/01/2007 A          819,501
---------------------------------------------------------------------------------------------------------------
        250,000   Puerto Rico HFA (Single Family)        5.000    12/01/2020     12/01/2013 A          264,880
---------------------------------------------------------------------------------------------------------------
        125,000   Puerto Rico HFC                        5.100    12/01/2018     12/01/2010 A          126,705
---------------------------------------------------------------------------------------------------------------
      1,470,000   Puerto Rico HFC (Homeowner Mtg.)       5.200    12/01/2032     12/01/2008 A        1,500,885
---------------------------------------------------------------------------------------------------------------
        280,000   Puerto Rico Highway &
                  Transportation Authority               5.000    07/01/2016     01/01/2007 A          284,508
---------------------------------------------------------------------------------------------------------------
         60,000   Puerto Rico Highway &
                  Transportation Authority               5.000    07/01/2022     07/01/2008 A           61,261
---------------------------------------------------------------------------------------------------------------
         30,000   Puerto Rico Highway &
                  Transportation Authority               5.000    07/01/2028     07/01/2008 A           30,854
---------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico Highway &
                  Transportation Authority               5.000    07/01/2028     07/01/2025 A           25,457
---------------------------------------------------------------------------------------------------------------
        230,000   Puerto Rico Highway &
                  Transportation Authority               5.750    07/01/2020     07/01/2013 A          253,248
---------------------------------------------------------------------------------------------------------------
      7,000,000   Puerto Rico Highway &
                  Transportation Authority, Series E     5.750    07/01/2024     07/01/2012 A        7,623,770
---------------------------------------------------------------------------------------------------------------
        355,000   Puerto Rico Highway &
                  Transportation Authority, Series K     5.000    07/01/2021     07/01/2015 A          374,142
---------------------------------------------------------------------------------------------------------------
     11,000,000   Puerto Rico Highway &
                  Transportation Authority, Series K     5.000    07/01/2022     07/01/2015 A       11,560,230
---------------------------------------------------------------------------------------------------------------
     12,275,000   Puerto Rico Highway &
                  Transportation Authority, Series K     5.000    07/01/2023     07/01/2015 A       12,863,709
---------------------------------------------------------------------------------------------------------------
      1,760,000   Puerto Rico Highway &
                  Transportation Authority, Series K     5.000    07/01/2024     07/01/2015 A        1,843,090
---------------------------------------------------------------------------------------------------------------
      4,545,000   Puerto Rico Highway &
                  Transportation Authority, Series K     5.000    07/01/2025     07/01/2015 A        4,749,480
---------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Highway &
                  Transportation Authority, Series K     5.000    07/01/2026     07/01/2015 A        2,085,540
---------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Highway &
                  Transportation Authority, Series K     5.000    07/01/2027     07/01/2015 A        1,039,820
---------------------------------------------------------------------------------------------------------------
     11,190,000   Puerto Rico Highway &
                  Transportation Authority, Series K     5.000    07/01/2030     07/01/2015 A       11,619,137
---------------------------------------------------------------------------------------------------------------
      1,655,000   Puerto Rico IMEPCF (American Home
                  Products) 2                            5.100    12/01/2018     12/01/2006 A        1,689,854
---------------------------------------------------------------------------------------------------------------
      6,550,000   Puerto Rico IMEPCF (PepsiCo)           6.250    11/15/2013     05/15/2007 A        6,784,687
---------------------------------------------------------------------------------------------------------------
      7,175,000   Puerto Rico IMEPCF (PepsiCo)           6.250    11/15/2013     05/15/2007 A        7,295,110
---------------------------------------------------------------------------------------------------------------
         35,000   Puerto Rico Infrastructure             5.500    10/01/2040     10/01/2010 E           37,689
---------------------------------------------------------------------------------------------------------------
         55,000   Puerto Rico ITEMECF (Ana G. Mendez
                  University)                            5.375    02/01/2019     02/01/2011 A           56,678
---------------------------------------------------------------------------------------------------------------
     18,425,000   Puerto Rico ITEMECF (Cogeneration
                  Facilities)                            6.625    06/01/2026 1   06/01/2010 A       20,079,749
---------------------------------------------------------------------------------------------------------------
      1,500,000   Puerto Rico ITEMECF (Dr. Pila
                  Hospital) 2                            6.125    08/01/2025     02/01/2007 A        1,510,425
---------------------------------------------------------------------------------------------------------------
         70,000   Puerto Rico ITEMECF (Hospital
                  Auxilio Mutuo)                         5.500    07/01/2026     07/01/2007 A           71,947
---------------------------------------------------------------------------------------------------------------
        500,000   Puerto Rico ITEMECF (Hospital
                  Auxilio Mutuo)                         6.250    07/01/2016     01/01/2007 A          503,350
---------------------------------------------------------------------------------------------------------------
         75,000   Puerto Rico ITEMECF (Hospital de la
                  Concepcion)                            6.125    11/15/2025     11/15/2010 A           82,046
---------------------------------------------------------------------------------------------------------------


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$       750,000   Puerto Rico ITEMECF (Hospital de la
                  Concepcion)                            6.375%   11/15/2015     11/15/2010 A   $      826,043
---------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico ITEMECF (Hospital de la
                  Concepcion)                            6.500    11/15/2020     11/15/2010 A        2,219,500
---------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico ITEMECF (InterAmerican
                  University)                            5.000    10/01/2022     10/01/2008 A           25,772
---------------------------------------------------------------------------------------------------------------
      1,800,000   Puerto Rico ITEMECF (Mennonite
                  General Hospital)                      6.500    07/01/2012     07/01/2008 A        1,813,086
---------------------------------------------------------------------------------------------------------------
        670,000   Puerto Rico ITEMECF (Ryder Memorial
                  Hospital)                              6.400    05/01/2009     05/01/2007 A          670,315
---------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico ITEMECF (Teachers
                  Retirement)                            5.500    07/01/2021     01/01/2007 A           25,534
---------------------------------------------------------------------------------------------------------------
        100,000   Puerto Rico ITEMECF (Teachers
                  Retirement)                            5.500    07/01/2021     01/01/2007 A          102,139
---------------------------------------------------------------------------------------------------------------
      1,075,000   Puerto Rico Municipal Finance
                  Agency RITES                           6.749 5  08/01/2013     08/01/2013          1,227,758
---------------------------------------------------------------------------------------------------------------
      2,500,000   Puerto Rico Municipal Finance
                  Agency, Series A                       5.250    08/01/2023     08/01/2015 A        2,687,225
---------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Municipal Finance
                  Agency, Series A                       5.250    08/01/2024     08/01/2015 A        5,366,850
---------------------------------------------------------------------------------------------------------------
         85,000   Puerto Rico Municipal Finance
                  Agency, Series A                       5.500    07/01/2017     07/01/2007 A           87,600
---------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico Municipal Finance
                  Agency, Series A                       5.500    07/01/2017     07/01/2007 A           25,695
---------------------------------------------------------------------------------------------------------------
         40,000   Puerto Rico Port Authority,
                  Series C                               7.300    07/01/2007 1   01/01/2007 A           40,760
---------------------------------------------------------------------------------------------------------------
        160,000   Puerto Rico Port Authority,
                  Series D                               6.000    07/01/2021 1   01/01/2007 A          161,654
---------------------------------------------------------------------------------------------------------------
        475,000   Puerto Rico Port Authority,
                  Series D                               7.000    07/01/2014 1   01/01/2007 A          482,391
---------------------------------------------------------------------------------------------------------------
     31,000,000   Puerto Rico Public Buildings
                  Authority                              5.250    07/01/2029     07/01/2014 A       33,017,480
---------------------------------------------------------------------------------------------------------------
      2,750,000   Puerto Rico Public Buildings
                  Authority                              5.250    07/01/2033     07/01/2014 A        2,915,908
---------------------------------------------------------------------------------------------------------------
     10,000,000   Puerto Rico Public Buildings
                  Authority                              5.500    07/01/2022     07/01/2014 A       10,973,600
---------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Public Buildings
                  Authority                              5.500    07/01/2023     07/01/2014 A        2,193,320
---------------------------------------------------------------------------------------------------------------
      9,000,000   Puerto Rico Public Buildings
                  Authority                              5.500    07/01/2024     07/01/2014 A        9,876,240
---------------------------------------------------------------------------------------------------------------
      2,065,000   Puerto Rico Public Buildings
                  Authority, Series D                    5.125    07/01/2024     07/01/2012 A        2,160,011
---------------------------------------------------------------------------------------------------------------
        825,000   Puerto Rico Public Buildings
                  Authority, Series G                    5.250    07/01/2019     07/01/2012 A          874,888
---------------------------------------------------------------------------------------------------------------
      9,910,000   Puerto Rico Public Finance Corp.       5.750    08/01/2027     02/01/2012 C       10,728,269
---------------------------------------------------------------------------------------------------------------
        255,000   Puerto Rico Public Finance Corp.,
                  Series E                               5.500    08/01/2029     02/01/2012 A          271,320
---------------------------------------------------------------------------------------------------------------
        185,000   University of Puerto Rico              5.500    06/01/2012 1   12/01/2006 A          185,216
---------------------------------------------------------------------------------------------------------------
        625,000   University of Puerto Rico, Series M    5.250    06/01/2025     06/01/2007 A          630,375
---------------------------------------------------------------------------------------------------------------
         25,000   University of Puerto Rico, Series M    5.500    06/01/2015     12/01/2006 A           25,223
---------------------------------------------------------------------------------------------------------------
        450,000   University of Puerto Rico, Series O    5.375    06/01/2030     12/01/2006 A          452,115
---------------------------------------------------------------------------------------------------------------
         25,000   V.I.  HFA, Series A                    6.500    03/01/2025 1   03/01/2007 A           25,135
---------------------------------------------------------------------------------------------------------------


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL                                                                     EFFECTIVE
         AMOUNT                                         COUPON    MATURITY          MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$     1,000,000   V.I. Port Authority, Series A          5.250%   09/01/2018     09/01/2010 A   $    1,051,810
---------------------------------------------------------------------------------------------------------------
      2,650,000   V.I. Public Finance Authority
                  (Hovensa) 2                            5.875    07/01/2022     07/01/2014 A        2,901,538
---------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Public Finance Authority,
                  Series A                               5.250    10/01/2016     10/01/2014 A        1,071,110
---------------------------------------------------------------------------------------------------------------
      2,000,000   V.I. Public Finance Authority,
                  Series A                               5.250    10/01/2022     10/01/2014 A        2,119,900
---------------------------------------------------------------------------------------------------------------
      1,000,000   V.I. Public Finance Authority,
                  Series A 2                             5.250    10/01/2023     10/01/2014 A        1,058,560
---------------------------------------------------------------------------------------------------------------
     10,000,000   V.I. Public Finance Authority,
                  Series A                               5.500    10/01/2015     10/01/2008 A       10,329,800
---------------------------------------------------------------------------------------------------------------
        180,000   V.I. Public Finance Authority,
                  Series A                               5.500    10/01/2022     10/01/2008 A          187,029
---------------------------------------------------------------------------------------------------------------
        915,000   V.I. Public Finance Authority,
                  Series A 2                             5.625    10/01/2010     11/09/2008 B          940,602
---------------------------------------------------------------------------------------------------------------
        285,000   V.I. Public Finance Authority,
                  Series A                               5.625    10/01/2025     10/01/2010 A          295,494
---------------------------------------------------------------------------------------------------------------
     21,310,000   V.I. Public Finance Authority,
                  Series A                               6.125    10/01/2029 1   10/01/2010 A       23,514,520
---------------------------------------------------------------------------------------------------------------
     10,820,000   V.I. Public Finance Authority,
                  Series A                               6.375    10/01/2019 1   01/01/2010 A       11,911,738
---------------------------------------------------------------------------------------------------------------
     12,000,000   V.I. Public Finance Authority,
                  Series A                               6.500    10/01/2024 1   10/01/2010 A       13,374,720
---------------------------------------------------------------------------------------------------------------
      2,665,000   V.I. Public Finance Authority,
                  Series E                               5.875    10/01/2018     10/01/2008 A        2,785,778
---------------------------------------------------------------------------------------------------------------
        900,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                           0.000 4  05/15/2008     05/15/2008            857,151
---------------------------------------------------------------------------------------------------------------
      1,015,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                           0.000 4  05/15/2012     12/28/2009 B          974,938
---------------------------------------------------------------------------------------------------------------
         80,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                           0.000 4  05/15/2014     05/15/2014             77,000
---------------------------------------------------------------------------------------------------------------
      1,575,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                           5.000    05/15/2021     05/08/2010 D        1,589,789
---------------------------------------------------------------------------------------------------------------
      1,440,000   V.I. Tobacco Settlement Financing
                  Corp. (TASC)                           5.000    05/15/2031     09/01/2015 B        1,450,555
---------------------------------------------------------------------------------------------------------------
      1,470,000   V.I. Water & Power Authority           5.375    07/01/2010     07/01/2008 A        1,509,602
---------------------------------------------------------------------------------------------------------------
                                                                                                   696,849,118
                                                                                                ---------------
Total Municipal Bonds and Notes (Cost $4,006,686,391)                                            4,123,820,109
---------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.6%
     27,100,000   Government Devel. Bank for Puerto
                  Rico, Series 2004 (Cost
                  $27,100,000)                           5.000    10/23/2006     10/23/2006         27,100,000
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,033,786,391)-99.1%                                          4,150,920,109
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES-0.9                                                                 37,815,541
                                                                                                ---------------
NET ASSETS-100.0%                                                                               $4,188,735,650
                                                                                                ===============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C. Date of mandatory put.

   D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

   E. Date of prefunded call, or maturity date if escrowed to maturity.

   F. Date of planned principal payment.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2006 was $62,185,743, which represents 1.48% of the Fund's net assets. See accompanying Notes.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.


TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Assoc. for Children with Down Syndrome
ACLD        Adults and Children with Learning and Developmental Disabilities
ALIA        Alliance of Long Island Agencies
BFCC        Brookdale Family Care Center
BID         Business Improvement District
BOCES       Board of Cooperative Educational Services
CAB         Capital Appreciation Bond
CCDRCA      Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP       Child Care Facilities Devel. Program
CFGA        Child and Family Guidance Assoc.
CHSLI       Catholic Health Services of Long Island
CMA         Community Mainstreaming Associates, Inc.
COP         Certificates of Participation
CRR         Center for Rapid Recovery
CSD         Central School District
CSMR        Community Services for the Mentally Retarded
Con Ed      Consolidated Edison Company
DA          Dormitory Authority
DDI         Developmental Disabilities Institute
DIAMONDS    Direct Investment of Accrued Municipals
EDA         Economic Devel. Authority
EFC         Environmental Facilities Corp.
ERDA        Energy Research and Devel. Authority
FHA         Federal Housing Agency
FNHC        Ferncilff Nursing Home Company
FREE        Family Residences and Essential Enterprises
GO          General Obligation
GSHMC       Good Samaritan Hospital Medical Center
HBFA        Housing Bank and Finance Agency
HDC         Housing Devel. Corp.
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
HJDOI       Hospital for Joint Diseases Orthopedic Institute
HKSB        Helen Keller Services for the Blind
IDA         Industrial Devel. Agency
IGHL        Independent Group Home for Living
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
JDAM        Julia Dyckman Andrus Memorial
JFK         John Fitzgerald Kennedy
KR          Kateri Residence
L.I.        Long Island
LGAC        Local Government Assistance Corp.
LGSC        Local Government Services Corp.
LILCO       Long Island Lighting Corp.
MMC         Mercy Medical Center
MMWNHC      Mary Manning Walsh Nursing Home Company
MSH/NYU     Mount Sinai Hospital/New York University


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

MTA         Metropolitan Transportation Authority
NIMO        Niagara Mohawk Power Corp.
NY/NJ       New York/New Jersey
NYC         New York City
NYS         New York State
NYU         New York University
PACES       Potsdam Auxiliary and College Educational Service
RIBS        Residual Interest Bonds
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
Res Rec     Resource Recovery Facility
SCHC        Senior Citizen Housing Corp.
SCHRC       St. Charles Hospital and Rehabilitation Center
SCSB        Schuyler Community Services Board
SCSMC       St. Catherine of Sienna Medical Center
SFH         St. Francis Hospital
SONYMA      State of New York Mortgage Agency
SUNY        State University of New York
SV          Sienna Village
TASC        Tobacco Settlement Asset-Backed Bonds
TFABs       Tobacco Flexible Amortization Bonds
UDC         Urban Devel. Corp.
USBFCC      Urban Strategies Brookdale Family Care Center
V.I.        United States Virgin Islands
WORCA       Working Organization for Retarded Children and Adults
YMCA        Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                VALUE   PERCENT
-------------------------------------------------------------------------
Tobacco Settlement Payments                  $  1,163,521,482      28.0%
Hospital/Health Care                              410,362,338       9.9
Marine/Aviation Facilities                        369,811,048       8.9
General Obligation                                334,817,186       8.1
Electric Utilities                                288,718,161       7.0
Special Assessment                                209,761,034       5.1
Municipal Leases                                  205,820,250       5.0
Highways/Railways                                 174,858,901       4.2
Not-for-Profit Organization                       130,437,687       3.1
Airlines                                          126,764,573       3.1
Sales Tax Revenue                                 117,543,314       2.8
Single Family Housing                             107,694,991       2.6
Multifamily Housing                               104,495,246       2.5
Higher Education                                  102,864,990       2.5
Water Utilities                                    64,447,219       1.6
Education                                          55,813,642       1.3
Resource Recovery                                  55,303,021       1.3
Commercial Banks                                   27,100,000       0.7
Manufacturing, Non-Durable Goods                   24,331,428       0.6
Adult Living Facilities                            23,335,003       0.6
Special Tax                                        12,229,908       0.3
Manufacturing, Durable Goods                       12,167,289       0.3
Gas Utilities                                      10,183,551       0.1
Pollution Control                                   8,232,718       0.2
Paper, Containers & Packaging                       6,203,972       0.1
Parking Fee Revenue                                 4,101,157       0.1
                                             ----------------------------
Total                                        $  4,150,920,109     100.0%
                                             ============================


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   4,033,849,234
                                              ==================

Gross unrealized appreciation                 $     121,836,535
Gross unrealized depreciation                        (4,765,660)
                                              ------------------
Net unrealized appreciation                   $     117,070,875
                                              ==================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 5% of its total assets in inverse floaters. Inverse floaters amount to $191,639,149 as of September 30, 2006.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of September 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3315% as of September 30, 2006). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006